As filed with the Securities and Exchange
                   Commission on April 21, 2004

                                               File Nos. 33-18647
                                                         811-5398

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-1A

                 REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933
                   Pre-Effective Amendment No.
                 Post-Effective Amendment No. 37            X

                              and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 38                    X

           --------------------------------------------

      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
        (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
        (Address of Principal Executive Office) (Zip Code)

 Registrant's Telephone Number, including Area Code:(800)221-5672

 ---------------------------------------------------------------

                          MARK R. MANLEY
                 Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                     New York, New York l0105

             (Name and address of agent for service)
                  Copies of communications to:
                       Patricia A. Poglinco
                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004

     It is proposed that this filing will become effective
     (check appropriate box)

     ___  Immediately upon filing pursuant to paragraph (b)

     _X_  On May 3, 2004 pursuant to paragraph (b)

     ___  60 days after filing pursuant to paragraph (a)(1)

     ___  On (date) pursuant to paragraph (a)(1)

     ___  75 days after filing pursuant to paragraph (a)(2)

     ___  On (date) pursuant to paragraph (a) of Rule 485

     If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 37 relates solely to the AllianceBernstein Small Cap Growth Portfolio, the AllianceBernstein Wealth Appreciation Strategy Portfolio and the AllianceBernstein Balanced Wealth Strategy Portfolio of the Registrant and does not relate to any of the other Portfolios of the Fund.

                                               Class A Prospectus

               ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                        SERIES FUND, INC.

                           May 3, 2004


           AllianceBernstein Small Cap Growth Portfolio
     AllianceBernstein Wealth Appreciation Strategy Portfolio
       AllianceBernstein Balanced Wealth Strategy Portfolio

     This Prospectus describes the Portfolios that are available as an underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract which accompanies this Prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed

                        TABLE OF CONTENTS
                                                             Page

RISK/RETURN SUMMARY.............................................3
  Summary of Principal Risks...................................10
  Principal Risk By Portfolio..................................13

FEES AND EXPENSES OF THE PORTFOLIOS............................14

GLOSSARY.......................................................16

DESCRIPTION OF THE PORTFOLIOS..................................18

  Investment Objectives and Principal Policies.................18
  Description of Additional Investment Practices...............25
  Additional Risk Considerations...............................34

MANAGEMENT OF THE PORTFOLIO....................................37

PURCHASE AND SALE OF SHARES....................................40
  How the Portfolios Value Their Shares........................40
  How to Purchase and Sell Shares..............................40

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................43

FINANCIAL HIGHLIGHTS...........................................44

APPENDIX A.....................................................46

     AllianceBernstein Variable Product Series Fund's investment adviser is Alliance Capital Management L.P. ("Alliance"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

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                       RISK/RETURN SUMMARY

-----------------------------------------------------------------

     The following is a summary of certain key information about the AllianceBernstein Small Cap Growth Portfolio, the AllianceBernstein Wealth Appreciation Strategy Portfolio and the AllianceBernstein Balanced Wealth Strategy Portfolio (each a "Portfolio", collectively, the "Portfolios") of the AllianceBernstein Variable Products Series Fund (the "Fund"). You will find additional information about each Portfolio of the Fund, including a detailed description of the risks of an investment in each Portfolio, after this summary.


     The Risk/Return Summary describes the Portfolios' objectives, principal investment strategies and principal risks. The Summary of Principal Risks includes a short discussion of some of the principal risks of investing in each Portfolio. A further discussion of these and other risks starts on page 10.

     More detailed description of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Portfolios may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

     The Risk/Return Summary includes a table that shows each Portfolio showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in the Portfolio by showing:

     o how the Portfolio's average annual returns for one, five, and 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old) compare to those of a broad-based securities market index; and

     o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old).

     If the Portfolio's returns reflected fees charged by your variable contract, the returns shown in the table and bar charts for the Portfolio would be lower.

     A Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolios.

AllianceBernstein Small Cap Growth Portfolio

     Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

     Principal Investment Strategies and Risks: The Portfolio generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Normally, the Portfolio invests in about 100-125 companies.

     The Portfolio invests in well-known and established companies and in new and unseasoned companies. The Portfolio can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. The Portfolio's investment policies, which are aggressive emphasize investments in quality companies that are demonstrating improving fundamentals and favorable earnings momentum. When selecting securities, Alliance looks for companies that have strong, experienced management teams, strong market positions, and the potential to support above average earnings growth rates. In making specific investment decisions for the Portfolio, Alliance will employ a "bottom-up" stock selection process. The Portfolio also may invest in non-convertible bonds, preferred stocks, and foreign securities.

     Among the principal risks of investing in the Portfolio is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Portfolio invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

     The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.

              Performance Information and Bar Chart

                        PERFORMANCE TABLE

                                                            Since
                                       1 Year   5 Years   Inception
                                       ------   -------   ---------

     Portfolio .....................   48.90%   -0.51%      2.20%
     Russell 2000 Growth Index .....   48.54%    0.86%      3.64%

The average annual returns in the performance table are for periods ended December 31, 2003. Since inception return information is from August 15, 1996 for the Portfolio and August
31, 1996 for the Index.

                            BAR CHART

[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED
MATERIAL.]

N/A   N/A   N/A   18.6   -4.5   17.1   -6.1   -12.8   -31.8   48.9
------------------------------------------------------------------
94    95    96    97     98     99     00     01      02      03

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 25.28%, 4th quarter, 2001; and Worst quarter was down -28.02%, 3rd quarter, 2001.

AllianceBernstein Wealth Appreciation Strategy Portfolio

     Objective: The Portfolio seeks long-term growth of capital.

     Principal Investment Strategies and Risks: The Portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Portfolio, Alliance efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

     The Portfolio's value stocks are selected using the fundamental value investment discipline of Alliance's Bernstein unit ("Bernstein"). In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

     Normally, the Portfolio's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. Alliance will allow the relative weightings of the Portfolio's growth and value components (and the subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, Alliance will rebalance the portfolio toward the targeted blends. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

     Among the principal risks of investing in the Portfolio are market risk, foreign risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.

              Performance Information and Bar Chart

There is no bar chart or performance table for the Portfolio because it has not completed a full calendar year of operations.

AllianceBernstein Balanced Wealth Strategy Portfolio

     Objective: The Portfolio seeks to achieve the highest total return consistent with Alliance's determination of reasonable risk.

     Principal Investment Strategies and Risks: The Portfolio invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Portfolio, Alliance efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Portfolio.

     The Portfolio's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

     The Portfolio's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

     In selecting fixed-income investments for the Portfolio, Alliance may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Portfolio, these fixed-income teams draw on the resources and expertise of Alliance's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Portfolio's fixed-income securities will primarily be investment grade debt securities, but may also include high yield debt securities ("junk bonds") and preferred stock.

     Normally, the Portfolio targets a 60% weighting for equity securities and a 40% weighting for debt securities. Within the equity component, the Portfolio's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. Alliance will allow the relative weightings of the Portfolio's debt and equity components, the equity component's growth and value weightings (and the equity subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, Alliance will rebalance the Portfolio toward the targeted debt/equity weightings and the targeted equity blends. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

     Among the principal risks of investing in the Portfolio are market risk, interest rate risk, credit risk, foreign risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.

              Performance Information and Bar Chart

     There is no bar chart or performance table for the Portfolio because it has not completed a full calendar year of operations.

Summary of Principal Risks

     The value of your investment in the Portfolios will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Portfolio's investment as a whole. These risks and the Portfolios particularly subject to these risks appear in a chart at the end of this section. All Portfolios could be subject to additional principal risks because the types of investments made by each Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolios, their investments, and related risks

     o Market Risk This is the risk that the value of a Portfolio's investments will fluctuate as the stock market fluctuates and that prices overall will decline over short- or long-term periods.

     o Capitalization Risk This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Similarly, investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. In addition, a Portfolio's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources.

     o Interest Rate Risk This is the risk that changes in interest rates will affect the value of a Portfolio's investments in debt securities, such as bonds, notes, and asset-backed securities, or other income-producing securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. Interest rate risk is particularly applicable to Portfolios that invest in fixed-income securities. Increases in interest rates may cause the value of a Portfolio's investments to decline.

          Even Portfolios that invest a substantial portion of their assets in the highest quality debts securities, including U.S. Government securities, are subject to interest rate risk. Interest rate risk generally is greater if a Portfolio invests a significant portion of its assets in lower-rated securities or comparable unrated securities.

          Interest rate risk is generally greater for Portfolios that invest in debt securities with longer maturities.

     o Credit Risk This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for Portfolios that invest in lower-rated securities, particularly for AllianceBernstein Balanced Wealth Strategy because it may invest significantly in lower-rated securities. These debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

     o Foreign Risk This is the risk of investments in issuers located in foreign countries. All of the Portfolios that invest in foreign securities are subject to this risk. Investments in foreign securities may experience rapid and extreme changes in value because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, and political changes or diplomatic developments could adversely affect a Portfolio's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in that country.

     o Currency Risk This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Portfolio's investments. Portfolios with foreign investments are subject to this risk.

     o Leveraging Risk When a Portfolio borrows money or otherwise leverages its Portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. The Portfolios may create leverage by using reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.

     o Derivatives Risk The Portfolios may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Alliance will sometimes use derivatives as part of a strategy designed to reduce other risks. Generally, however, the Portfolios use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates, or indices.

     o Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolios may be subject to greater liquidity risk if they use derivatives or invest in securities having substantial interest rate and credit risk. In addition, liquidity risk tends to increase to the extent a Portfolio invests in securities whose sale may be restricted by law or by contract.

     o Allocation Risk This is the risk that the allocation of investments between growth and value companies may have a more significant effect on a Portfolio's net asset value when one of these styles is performing more poorly than the other. Also, the transaction costs of rebalancing a Portfolio's investments may be, over time, significant.

     o Management Risk Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its decisions will produce the intended results.

Principal Risk By Portfolio

     The following chart summarizes the principal risk of each Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times.


                      Capital-   Interest
             Market   ization      Rate     Credit   Foreign  Currency  Leveraging  Derivatives  Liquidity  Allocation  Management
Portfolio     Risk      Risk       Risk      Risk     Risk      Risk       Risk         Risk       Risk        Risk        Risk
---------     ----      ----       ----      ----     ----      ----       ----         ----       ----        ----        ----
Alliance-
Bernstein
Small Cap
Growth
Portfolio       X         X          X        X         X         X                                                        X


Alliance-
Bernstein
Wealth
Appreciation
Strategy
Portfolio       X         X                             X         X          X            X           X         X         X


Alliance-
Bernstein
Balanced
Wealth
Strategy
Portfolio       X         X          X        X         X         X          X            X           X          X        X


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               FEES AND EXPENSES OF THE PORTFOLIOS

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     This table describes the fees and expenses that you may pay if your variable contract buys and holds shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment) N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) and Examples

     The operating expenses information below is designed to assist contract owners of variable products that invest in the Portfolios in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, owners of variable contracts that invest in a Portfolio should refer to the variable contract prospectus for a description of fees and expenses. Inclusion of these charges would increase the fees and expenses provided below.

     The Examples are to help you compare the cost of investing in the Portfolios with the cost of investing in other portfolios. The Examples do not give effect to any separate account or contract level fees that might be paid by a contract owner. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year that the Portfolios' operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

AllianceBernstein Small Cap Growth Portfolio

                                       Operating
                                       Expenses                     Example
                                       --------                     -------
Management fees                          1.00%       After 1 Yr.     $138
Other expenses                            .36%       After 3 Yrs.    $431
Total Portfolio operating expenses(a)    1.36%       After 5 Yrs.    $745
                                         =====       After 10 Yrs.   $1,635

AllianceBernstein Wealth Appreciation Strategy Portfolio

                                       Operating
                                       Expenses                     Example
                                       --------                     -------
Management fees                           .65%       After 1 Yr.     $122
Other expenses (b)                       2.52%       After 3 Yrs.(d) $792
Total Portfolio operating expenses       3.17%
                                         =====
Waiver and/or expense reimbursement(c)   1.97%
                                         -----
Net Expenses                             1.20%
                                         =====

AllianceBernstein Balanced Wealth Strategy Portfolio

                                       Operating
                                       Expenses                     Example
                                       --------                     -------
Management fees                           .55%       After 1 Yr.     $122
Other expenses (b)                       2.52%       After 3 Yrs.(d) $772
Total Portfolio operating expenses       3.07%
                                         =====
Waiver and/or expense reimbursement(c)   1.87%
                                         -----
Net Expenses                             1.20%
                                         =====

--------
(a) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years. The advisory fees after waiver for the Portfolio would be 0.75% and, after giving effect to the advisory fee waiver, total portfolio operating expenses would be 1.11%.
(b)  Based on estimated expenses.
(c) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through May 1, 2006 for the Portfolio and may be extended by Alliance for additional one-year terms.
(d) The example assumes that Alliance's agreement to waive management fees and/or bear Portfolio expenses is not extended beyond its initial period.

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                             GLOSSARY

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This Prospectus uses the following terms.

Types of Securities

Bonds are fixed, floating, and variable rate debt obligations.

Convertible securities are fixed-income securities that are convertible into common and preferred stock.

Debt securities are bonds, debentures, notes, and bills.

Depositary receipts include American Depositary Receipts
("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, or governmental agencies or other entities.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule
144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Rating Agencies, Rated Securities and Indexes

Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit
Rating Co.

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

Non-U.S. Company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and (iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of non-U.S. company above are considered to be issued by a U.S. company.

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                  DESCRIPTION OF THE PORTFOLIOS

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This section of the Prospectus provides a more complete
description of each Portfolio's investment objectives, principal strategies and risks. Of course, there can be no assurance that the Portfolio will achieve its investment objective.

Please note that:

     o Additional discussion of the Portfolios' investments, including the risks of the investments, can be found in the discussion under Description of Additional
          Investment Practices following this section.

     o The description of principal risks for a Portfolio may include risks discussed in the Summary of Principal Risks above. Additional information about risks of investing in the Portfolios can be found in the discussion under Additional Risk Considerations.

     o Additional descriptions of each Portfolio's strategies, investments and risks can be found in the Portfolio's
          Statement of Additional Information or SAI.

     o Except as noted, (i) the Portfolio's investment objective is "fundamental" and cannot be changed without a shareholder vote and, (ii) the Portfolio's investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in the Portfolio's investments after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitation.

Investment Objectives and Principal Policies

AllianceBernstein Small Cap Growth Portfolio

     The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests for capital appreciation and only incidentally for current income. The Portfolio's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Portfolio's investment policies are aggressive, an investment in the Portfolio is risky and investors who want assured income or preservation of capital should not invest in the Portfolio.

     Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Portfolio's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets. As of June 30, 2003, there were approximately 4,700 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $3.9 billion. Normally, the Portfolio invests in about 100-125 companies.

     The Portfolio invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. The Portfolio's investment policies, which are aggressive, emphasize investments in quality companies that are demonstrating improving fundamentals and favorable earnings momentum. When selecting securities, Alliance looks for companies that have strong, experienced management teams, strong market positions, and the potential to support above average earnings growth rates. In making specific investment decisions for the Portfolio, Alliance will employ a "bottom-up" stock selection process.

     The Portfolio invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Portfolio invests in listed and unlisted U.S. and foreign securities. The Portfolio can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

     The Portfolio also may:

     o purchase and sell forward and futures contracts, and options on these securities for hedging purposes;

     o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

     o write covered call options of up 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets;

     o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and

     o make loans of portfolio securities of up to 33(1)/?% of its total assets (including collateral for any security loaned).

     Investments in small companies may have more risk because they tend to be more volatile than the overall stock market. The Portfolio's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

     Prior to May 3, 2004, the Portfolio was known as AllianceBernstein Quasar Portfolio.


AllianceBernstein Wealth Appreciation Strategy Portfolio

     The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Portfolio, Alliance efficiently diversifies between growth and value equity investment styles, and between U.S. and foreign markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and foreign). Accordingly, in selecting investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

     Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed.
Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

     Alliance's Bernstein unit selects the Portfolio's value stocks using its fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

     Normally, Alliance's targeted blend for the Portfolio is an equal weighting of 50% growth stocks and 50% value stocks. Alliance will allow the relative weightings of the Portfolio's growth and value components to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the value component could range from 45% to 55%). Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring one investment style are compelling, the range may expand to 10% above or below the target before rebalancing occurs.

     In addition to blending growth and value styles, the Portfolio blends each style component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions of the Portfolio, Alliance normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. Alliance will also allow the relative weightings of the geographical subcomponents to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the U.S. component could range from 65% to 75%). Investments in REITs are deemed to be 100% equity for purposes of the target blend of the Portfolio.

     Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10% above or below the target before rebalancing occurs.

     The Portfolio also may:

     o invest without limit in foreign securities, although it generally will not invest more than 35% of its total assets in such securities;

     o invest up to 10% of its net assets in convertible securities;

     o enter into forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;

     o buy or sell options on foreign currencies and enter into forward foreign currency exchange contracts;

     o    purchase and sell exchange-traded index options;

     o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

     o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

     o invest up to 5% of its total assets in rights or warrants, but only if Alliance deems the underlying equity securities themselves inappropriate for inclusion in the Portfolio's portfolio;

     o invest up to 15% of its total assets in real estate investment trusts;

     o invest up to 10% of its total assets in the securities of companies in emerging markets; o invest up to 15% of its net assets in illiquid securities;

     o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned); and

     o    enter into repurchase agreements.

     Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in Alliance's opinion, the derivatives have economic characteristics similar to that type of investment. The Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the currencies held in its portfolio denominated or quoted in that currency.


AllianceBernstein Balanced Wealth Strategy Portfolio

     The Portfolio's investment objective is to seek to achieve the highest total return consistent with Alliance's determination of reasonable risk. The Portfolio invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Portfolio, Alliance efficiently diversifies between the debt and equity components to produce the desired risk/return profile.

     The Portfolio's equity component is diversified between growth and value equity investment styles, and between U.S. and foreign markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and foreign). Accordingly, in selecting equity investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     Alliance's targeted blend for the Portfolio's equity component is an equal weighting of 50% growth stocks and 50% value stocks. Alliance will also allow the relative weightings of the growth and value subcomponents to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the value component could range from 45% to 55%). Beyond those ranges, Alliance will generally rebalance the Portfolio's equity component toward the targeted blends. However, under extraordinary circumstances, when conditions favoring one investment style are compelling, the range may expand to 10% above or below the target before rebalancing occurs.

     In addition to blending growth and value styles, Alliance blends each style-based portion of the Portfolio's equity component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions, Alliance normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. Alliance will also allow the relative weightings of these geographical subcomponents to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the U.S. component could range from 65% to 75%). Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10% above or below the target before rebalancing occurs. Investments in REITs are deemed to be 50% equity and 50% fixed-income for purposes of the target blend of the Portfolio.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which, follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

     Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed.
Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

     Alliance's Bernstein unit selects the Portfolio's value stocks using its fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

     Normally, the Portfolio targets a 60% weighting for equity securities and a 40% weighting for debt securities. Alliance will allow the relative weightings of the Portfolio's debt and equity components to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the debt component could range from 35% to 45%). Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring one investment style are compelling, the ranges may expand to 10% above or below the target before rebalancing occurs.

     In selecting fixed-income investments for the Portfolio, Alliance may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Portfolio, these fixed-income investment teams draw on the resources and expertise of Alliance's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Portfolio's debt securities will primarily be investment grade debt securities (including cash and money market instruments), but may also include preferred stock and, when Alliance believes that conditions favoring them are compelling, high yield debt securities ("junk bonds").

     The Portfolio will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade, that is, securities rated BB or lower by S&P or Ba or lower by Moody's, or in unrated securities deemed to be of comparable quality at the time of purchase by Alliance. The high-yield debt securities or junk bonds in which the Portfolio may invest includes securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P or Fitch, or, if unrated, judged by Alliance to be of comparable quality. The Portfolio will generally invest in securities rated at the time of purchase at least Caa- by Moody's or CCC- by S&P or Fitch, or in unrated securities judged by Alliance to be of comparable quality at the time of purchase. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's, S&P or Fitch, or in unrated securities judged by Alliance to be of comparable quality, if Alliance determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). In the event that the credit rating of a high-yield security held by the Portfolio falls below its rating at the time of purchase (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated since purchased by the Portfolio), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate under the circumstances.

     The Portfolio also may:

     o invest without limit in foreign securities, although it generally will not invest more than 25% of its total assets in such securities;

     o invest up to 10% of its net assets in convertible securities;

     o enter into forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;

     o buy or sell options on foreign currencies and enter into forward foreign currency exchange contracts;

     o    purchase and sell exchange-traded index options;

     o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

     o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

     o invest up to 5% of its total assets in rights or warrants, but only if Alliance deems the underlying equity securities themselves inappropriate for inclusion in the Portfolio's portfolio;

     o    purchase and sell foreign fixed-income obligations;

     o invest up to 15% of its total assets in real estate investment trusts;

     o invest up to 10% of its total assets in the securities of companies in emerging markets;

     o invest up to 15% of its net assets in illiquid securities;

     o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned); and

     o    enter into repurchase agreements.

     Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in Alliance's opinion, the derivatives have economic characteristics similar to that type of investment. The Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the currencies held in its portfolio denominated or quoted in that currency.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

     This section describes the Portfolios' investment practices and associated risks. Unless otherwise noted, a Portfolio's use of any of these practices was specified in the previous section.

     Derivatives. The Portfolios may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

     Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. Each of the Portfolios is permitted to use derivatives for one or more of these purposes, although the Portfolios generally use derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Portfolio shareholders. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Certain Portfolios will generally make extensive use of carefully selected forwards and other derivatives to achieve the currency hedging that is an integral part of their investment strategy. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of each Portfolio's investment objectives and policies.

     Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts.
Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

     There are four principal types of derivative instruments--options, futures, forwards, and swaps--from which virtually any type of derivative transaction can be created.

     o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

     o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

     o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

     o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.

     Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" also is sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

     While the judicious use of derivatives by highly-experienced investment managers such as Alliance can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in a Portfolio.

     o Market Risk--This is the general risk of all investments that the value of a particular investment will change in a way detrimental to a Portfolio's interest based on changes in the bond market generally.

     o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Portfolio, and the ability to forecast price, interest rate, or currency exchange rate movements correctly.

     o Credit Risk--This is the risk that a loss may be sustained by a Portfolio as a result of the failure of a derivative counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

     o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

     o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolio. The following describes specific derivatives that the Portfolio may use.

     Forward Foreign Currency Exchange Contracts. A Portfolio purchases or sells forward foreign currency exchange contracts ("forward contracts") to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies. A Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security (a "transaction hedge"). When a Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). Instead of entering into a position hedge, a Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated (a "cross-hedge").

     Futures Contracts and Options on Futures Contracts. A Portfolio may buy and sell futures contracts on fixed-income or other securities or foreign currencies, and contracts based on interest rates or financial indices, including any index of U.S. Government securities, foreign government securities or corporate debt securities.

     Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Portfolio will be traded on U.S. or foreign exchanges and will be used only for hedging purposes.

     Options on Foreign Currencies. A Portfolio invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purposes of protecting against declines in U.S. Dollar value of foreign currency denominated securities held by a Portfolio and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Portfolio may forfeit the entire amount of the premium plus related transaction costs.

     Options on Securities. In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

     A Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. Except with respect to uncovered call options written for cross-hedging purposes, none of the Portfolios will write uncovered call or put options on securities. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

     The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and a Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option.

     A Portfolio may write a call option on a security that it does not own in order to hedge against a decline in the value of a security that it owns or has the right to acquire, a technique referred to as "cross-hedging." A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that to be received from writing a covered call option, while at the same time achieving the desired hedge. The correlation risk involved in cross-hedging may be greater than the correlation risk involved with other hedging strategies.

     AllianceBernstein Small Cap Growth Portfolio generally purchases or writes privately negotiated options on securities. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Privately negotiated options purchased or written by the Portfolio may be illiquid and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

     Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

     Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible securities, which generally provide a stable stream of income with yields that are generally higher than those of common stock of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying common stock, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of non-convertible debt securities with those ratings.

     Depositary Receipts. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

     Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

     When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

     The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

     A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolios enter into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

     Illiquid Securities. Illiquid securities generally include
(i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many currency swaps and any assets used to cover currency swaps, and (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Alliance will monitor each Portfolio's investments in illiquid securities. Rule 144A securities generally will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Board of Directors.

     Loans of Portfolio Securities. A Portfolio may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities.

     In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income from the securities. A Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

     Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

     Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which a Portfolio enters into repurchase agreements.

     Rights and Warrants. Warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

     Short Sales. A short sale is effected by selling a security that a Portfolio does not own, or, if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if a Portfolio owns or has the right to obtain without payment securities identical to those sold short.

     If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs discussed above. Although a Portfolio's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

     Future Developments. A Portfolio may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Portfolio, or are not available but may yet be developed, to the extent such investment practices are consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

     Portfolio Turnover. Generally, the Portfolios are actively managed and a Portfolio's portfolio turnover may exceed 100% in some cases in response to market conditions. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Portfolio and its shareholders.

     Temporary Defensive Position. For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, each Portfolio may invest in certain types of short-term, liquid, high grade or high quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities, including notes and bonds. For Portfolios that may invest in foreign countries, such securities may also include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies and supranational organizations. While the Portfolios invest for temporary defensive purposes, it may not meet its investment objective.

Additional Risk Considerations

     Investments in the Portfolios involve the special risk considerations described below.

     Currency Considerations. Those Portfolios that invest some portion of their assets in securities denominated in, and receive revenues in, foreign currencies may be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. These changes will affect a Portfolio's net assets, distribution and income. If the value of the foreign currencies in which a Portfolio receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Portfolio distributions, a Portfolio may be required to liquidate securities in order to make distributions if the Portfolio has insufficient cash in U.S. Dollars to meet distribution requirements that the Portfolio must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Portfolio may engage in currency hedging transactions, as described above, which involve certain special risks.

     Fixed-Income Securities. The value of each Portfolio's shares will fluctuate with the value of its investments. The value of each Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfolio's securities will generally rise, although if falling interest rates are viewed as a precursor to a recession, the values of a Portfolio's securities may fall along with interest rates. Conversely, during periods of rising interest rates, the values of a Portfolio's securities will generally decline. Changes in interest rates have greater effect on fixed-income securities with longer maturities and durations than those with shorter maturities and durations.

     In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but will be reflected in the net asset value of a Portfolio.

     Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Portfolio that invests in foreign securities, including foreign fixed-income securities, may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

     Securities settlements may in some instances be subject to delays and related administrative uncertainties. Furthermore, foreign investment in the securities market of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

     A Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Portfolio to adopt special procedures that may involve additional costs to a Portfolio. These factors may affect the liquidity of the Portfolio's investments in any country and Alliance will monitor the effect of any such factor or factors on the Portfolio's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

     Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

     The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country. In the event of expropriation, nationalization or other confiscation, a Portfolio could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

     Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa by Moody's are also judged to have speculative characteristics.

     The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

     Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, and attention to current developments and trends in interest rates and economic and political conditions. There can be no assurance, however, that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for the Portfolio, Alliance will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Alliance's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     U.S. and Foreign Taxes. A Portfolio's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Portfolio may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

-----------------------------------------------------------------

                   MANAGEMENT OF THE PORTFOLIO

-----------------------------------------------------------------

Investment Adviser

     Each Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser managing client accounts with assets as of December 31, 2003 totaling approximately $475 billion (of which approximately $165 billion represented assets of investment companies). As of December 31, 2003, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 42 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 128 separate investment portfolios, currently have approximately 7.1 million shareholder accounts.


     Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, for the fiscal year ended December 31, 2003, the AllianceBernstein Small Cap Growth Portfolio paid Alliance as a percentage of average net assets 1.00%. The AllianceBernstein Wealth Appreciation Strategy Portfolio and the AllianceBernstein Balanced Wealth Strategy Portfolio had not commenced operations during the Portfolio's most recently completed year. For services rendered by Alliance under the Advisory Agreement, the AllianceBernstein Wealth Appreciation Strategy Portfolio will pay Alliance at the annual rate of 0.65% of the first $2.5 billion in average daily net assets, 0.55% of the second $2.5 billion in average daily net assets and 0.50% of the excess over $5 billion in average daily net assets. For services rendered by Alliance under the Advisory Agreement, the AllianceBernstein Balanced Wealth Strategy Portfolio will pay Alliance at the annual rate of 0.55% of the first $2.5 billion in average daily net assets, 0.45% of the second $2.5 billion in average daily net assets and 0.40% of the excess over $5 billion in average daily net assets.

Portfolio Managers

     The following table lists the person or persons who are primarily responsible for the day-to-day management of each Portfolio, the length of time that each person has been primarily responsible for the Portfolio, and each person's principal occupation during the past five years.


                                                             Principal Occupation During
Portfolio                    Employee; Time Period; Title        The Past Five Years*
---------                    ----------------------------        --------------------
AllianceBernstein Small      Bruce Aronow; since 2000;                  *
  Cap Growth Portfolio       Senior Vice President of
                             Alliance Capital Management
                             Corporation (ACMC)**

AllianceBernstein Wealth     Seth J Masters; since 2004;     Chief Investment Officer for
  Appreciation Strategy      Senior Vice President of ACMC   Emerging Market for U.S. and
  Portfolio                                                  Global Style Blend Services
                                                             of ACMC since October 2000;
                                                             prior thereto Chief
                                                             Investment Officer for
                                                             Emerging Markets Value at
                                                             Sanford C. Bernstein & Co.
                                                             since prior to 1999

AllianceBernstein Balanced   Seth J. Masters; since 2004;    (See above)
  Wealth Strategy Portfolio  (see above)


--------
* Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.

**   The sole general partner of Alliance.

Legal Proceedings

     As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

     On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Order. According to the Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Order contemplates that Alliance's registered investment company clients, including the Fund, will introduce governance and compliance changes.

     Effective January 1, 2004, Alliance began waiving a portion of the advisory fees it receives for managing each of the Portfolios. Please see "Annual Portfolio Operating Expenses and Examples" and related footnotes in "Fees and Expenses of the Portfolios" for a description of the reduced fees. The amount of each fee waiver may increase or decrease as a result of a final, definitive agreement with the NYAG.

     A special committee of Alliance's Board of Directors, comprised of the members of the Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.

     In addition, the Independent Directors of the Fund have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

     On October 2, 2003, a putative class action complaint entitled Hindo et al. V. AllianceBernstein Growth and Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of Alliance investment advisory contracts, including recovery of all fees paid to Alliance pursuant to such contracts.

     Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

     As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

-----------------------------------------------------------------

                   PURCHASE AND SALE OF SHARES

-----------------------------------------------------------------

How the Portfolios Value Their Shares

     The Portfolios' net asset value or NAV is calculated at the next close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days the Exchange is open for business. To calculate NAV, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolios value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Portfolios' Directors believe accurately reflect fair market value. Some of the Portfolios invest in securities that are primarily listed on foreign exchanges and traded on weekends or other days when the Portfolio does not price its shares. These Portfolios' NAVs may change on days when shareholders will not be able to purchase or redeem the Portfolios' shares.

     Your order for a purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received by the Portfolio.

How to Purchase and Sell Shares

     The Portfolios offer their shares through the separate accounts of life insurance companies (the "Insurers"). You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolios' shares.

     The Insurers maintain omnibus account arrangements with the Fund in respect of one or more Portfolios and place aggregate purchase, redemption and exchange orders for shares of a Portfolio corresponding to orders placed by the Insurer's customers ("Contractholders") who have purchased contracts from the Insurers, in each case, in accordance with the terms and conditions of the relevant contract. Omnibus account arrangements maintained by the Insurers are discussed below under "Limitations on Ability to Detect and Curtail Excessive Trading Practices".

     Right to Restrict, Reject or Cancel Purchase and Exchange
Orders. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order placed by an Insurer for any reason.

     Policy Regarding Excessive or Short Duration Trading. Purchases and exchanges of shares of the Portfolios should be made for long term investment purposes only. The Fund, as a matter of policy, seeks to prevent excessive purchases and sales or exchanges of shares of the Portfolios. Such practices are commonly referred to as "market timing" or "short duration trading." The Fund will seek to prevent such practices to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity, and subject to such limitations as may result from the terms and conditions contained in certain of the contracts as described below. The Fund, Alliance, AllianceBernstein Investment Research and Management, Inc. ("ABIRM") and Alliance Global Investor Services, Inc. ("AGIS") each reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     o Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures with respect to purchase, sale and exchange activity in shares of the Portfolios. These surveillance procedures involve scrutinizing individual Insurers' omnibus transaction activity in shares of the Portfolios in order to seek to ascertain whether any such activity attributable to one or more Contractholders might constitute market timing or short duration trading. Insurers' omnibus transaction activity identified by these surveillance procedures, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might indicate excessive or short duration trading activity attributable to one or more Contractholders.

     o Account Blocking Procedures. When a particular transaction or pattern of transactions identified by the surveillance procedures described above is determined by the Fund, ABIRM or AGIS, in its sole discretion, to be excessive or short duration trading in nature, the relevant Insurers' omnibus account(s) in respect of shares of the relevant Portfolio(s) will be promptly "blocked" with respect to any future purchase or exchange activity, except to the extent the Fund, ABIRM or AGIS has been informed in writing that the terms and conditions of a particular contract may limit the Fund's ability to apply its market timing policy to Contractholder activity as discussed below. As a result, any Contractholder seeking to engage through an Insurer in purchase or exchange activity in shares of one or more Portfolios under a particular contract will be prevented from doing so. However, sales of shares of a Portfolio back to the Fund will continue to be permitted in accordance with the terms of the Portfolio's prospectus. Insurers' omnibus accounts that are so blocked will generally remain blocked unless and until an Insurer provides evidence or assurance acceptable to the Fund, ABIRM or AGIS that one or more Contractholders did not or will not in the future engage in excessive or short duration trading.

     Limitations on Ability to Detect and Curtail Excessive Trading Practices. Insurers utilizing omnibus account arrangements may not identify to the Fund, ABIRM or AGIS Contractholders' transaction activity relating to shares of a particular Portfolio on an individual basis. Consequently, the Fund, ABIRM and AGIS may not be able to detect excessive or short duration trading in shares of a Portfolio attributable to a particular Contractholder who effects purchase and redemption and/or exchange activity in shares of the Portfolio through an Insurer acting in an omnibus capacity. In seeking to prevent excessive or short duration trading in shares of the Portfolios, including the maintenance of any transaction surveillance or account blocking procedures, the Fund, ABIRM and AGIS consider the information actually available to them at the time.

     Contractholders should be aware that, even if the Fund, ABIRM or AGIS, in its sole discretion, determines that a particular Insurer's omnibus transaction activity in shares of a Portfolio attributable to one or more other Contractholders may constitute excessive or short duration trading, the terms and conditions of the relevant contract may limit the ability of the Fund, ABIRM or AGIS, or the Insurer to curtail the Contractholder's activity. This means that even after the detection of such possible Contractholder activity, the affected Portfolio may continue to suffer the effects of excessive or short duration trading.

     Risks Associated with Excessive or Short Duration Trading Generally. While the Fund, ABIRM and AGIS will try to prevent market timing by utilizing the procedures described above, these procedures may not be successful in identifying or stopping excessive or short duration trading attributable to particular Contractholders in all circumstances. Excessive purchases and sales or exchanges of shares of Portfolios may adversely affect a Portfolio's performance and the interests of those Contractholders pursuing a long-term investment strategy. Volatility resulting from excessive purchases and sales or exchanges of shares of a Portfolio, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to the Insurers in connection with Contractholders' transaction activity under the contracts. Also, excessive purchases and sales or exchanges of shares of a Portfolio may force a particular Portfolio to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Portfolio's shares may force a particular Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short duration trading activity.

     In addition, a Portfolio may incur increased expenses if one or more Contractholders engage in excessive purchase and sale or exchange activity. For example, if a Portfolio is forced to liquidate investments due to short duration trading activity attributable to one or more Contractholders, it may incur increased brokerage costs without attaining any investment advantage. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short duration trading activity.

     Investments in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a Contractholder engaging in a short duration strategy to exploit a particular Portfolio's share prices that are based on closing prices of foreign securities established some time before the Fund, or its agents, calculates the share price of the relevant Portfolio. In addition, a Contractholder engaging in a short duration strategy may target a Portfolio that does not invest primarily in foreign securities. For example, investments in certain fixed-income securities such as high yield bonds or certain asset backed securities may also constitute an effective vehicle for a Contractholder's short duration trading strategy.

     Risks Resulting from Imposition of Account Blocks in Response to Excessive or Short Duration Trading Activity. If, pursuant to the transaction surveillance and account blocking procedures described above, the Fund or its agents, ABIRM or AGIS, in its sole discretion, blocks a particular Insurer's omnibus account with the Fund in respect of one or more Portfolios, Contractholders seeking to engage in purchase or exchange activity in shares of the affected Portfolio(s) will be prevented from doing so. Further, as a result of any account block, a Contractholder will be prevented from engaging in purchase and exchange activity that otherwise may be permitted pursuant to a particular contract regardless of whether the Contractholder has actually engaged in the market timing or short duration trading activity resulting in such account block. As described above, sales of shares of a Portfolio back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's prospectus. However, it could be disadvantageous for a Contractholder to redeem a Portfolio's shares if the shares have declined in value. A Contractholder who does not wish to redeem his or her shares effectively may be "locked" into an investment in shares of one or more of the Portfolios that the Contractholder did not intend to hold on a long-term basis or that may not be appropriate for the Contractholder's risk profile.

-----------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES

-----------------------------------------------------------------

     The Portfolios declare dividends on their shares at least annually. The income and capital gains distribution will be made in shares of each Portfolio.

     See the prospectus of the separate account of the participating insurance company for federal income tax information.

     Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. Provided that certain code requirements are met, a Portfolio may "passthrough" to its shareholders credits or deductions to foreign income taxes paid.

-----------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------

     The financial highlights table is intended to help you understand the financial performance for the period of the Portfolio's operations. Certain information reflects the financial results for a single share of each Portfolio. No Financial Highlights information is presented for the AllianceBernstein Wealth Appreciation Strategy Portfolio and the AllianceBernstein Balanced Wealth Strategy Portfolio because they had not commenced operations during the Fund's most recently completed fiscal year. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.


                              AllianceBernstein Small Cap Growth Portfolio


                                                                 Year Ended December 31,
                                                   ----------------------------------------------------
                                                      2003       2002       2001      2000       1999
                                                      ----       ----       ----      ----       ----
Net asset value, beginning of period............     $6.83       $10.01    $11.84     $13.00    $11.14
                                                     -----       ------    ------     ------    ------

Income From Investment Operations
Net investment income (loss)(a).................     (.09)       (.07)(b) (.07)(b)   (.06)(b)   .08(b)
Net realized and unrealized gain (loss) on
investment transactions.........................      3.43       (3.11)    (1.41)      (.71)     1.82
                                                      ----       ------    ------      -----     ----
Net increase (decrease) in net asset value from
    operations..................................      3.34       (3.18)    (1.48)      (.77)     1.90
                                                      ----       ------    ------      -----     ----

Less: Dividends and Distributions
Dividends from net investment income............      -0-          -0-      -0-        (.05)     (.04)
Distributions from net realized gain on
investment transactions.........................      -0-          -0-     (.26)       (.34)      -0-
Dividends in excess of net realized gain on
investment transactions.........................      -0-          -0-     (.09)        -0-       -0-
                                                      ---          ---     -----        ---       ---
Total dividends and distributions...............      -0-          -0-     (.35)       (.39)     (.04)
                                                      ---          ---     -----       -----     -----
Net asset value, end of period..................     $10.17       $6.83    $10.01     $11.84    $13.00
                                                     ======       =====    ======     ======    ======

Total Return
Total investment return based on net asset
value(c)........................................     48.90%     (31.77)%  (12.75)%    (6.09)%   17.08%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......    $61,079      $86,093  $184,223   $232,239  $169,611
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements.     1.36%        1.11%     .95%       .95%      .95%
    Expenses, before waivers and reimbursements.     1.36%        1.25%    1.16%       1.14%     1.19%
    Net investment income (loss)................    (1.10)%     (.86)%(b) (.70)%(b)  (.46)%(b)  .72%(b)
Portfolio turnover rate.........................      129%        111%      113%       178%      110%


--------
(a)  Based on average shares outstanding.
(b)  Net of expenses reimbursed or waived by Alliance.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                            APPENDIX A

                           BOND RATINGS

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are unrated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if: new and material circumstances arise, the effects of which preclude satisfactory analysis; there is no longer available reasonable up-to-date data to permit a judgment to be formed; or a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Services

AAA--Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC or C is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated BB is less vulnerable to nonpayment than other speculative debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to an inadequate capacity to pay interest and repay principal.

B--Debt rated B is more vulnerable to nonpayment than debt rated BB, but there is capacity to pay interest and repay principal. Adverse business, financial or economic conditions will likely impair the capacity or willingness to pay principal or repay interest.

CCC--Debt rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions to pay interest and repay principal. In the event of adverse business, financial or economic conditions, there is not likely to be capacity to pay interest or repay principal.

CC--Debt rated CC is currently highly vulnerable to nonpayment.

C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments are being continued.

D--The D rating, unlike other ratings, is not prospective;
rather, it is used only where a default has actually occurred.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.

Fitch Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, CC, C, DDD, DD or D categories.

NR--Indicates that Fitch does not rate the specific issue.

     For more information about the Portfolios, the following document is available upon request:

Annual/Semi-annual Reports to Shareholders

     The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolios' performance during its last fiscal year.

Statement of Additional Information (SAI)

     The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this Prospectus.

     You may request a free copy of the SAI or make shareholder inquiries of the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:       c/o Alliance Global Investor Services, Inc.
               P.O. Box 786003
               San Antonio, TX 78278-6003

By Phone:      For Information:     (800) 221-5672
               For Literature:      (800) 227-4618

Or you may view or obtain these documents from the Commission:

     o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

     o The SAI and other information about the Portfolios are available on the EDGAR Database on the Commission's
          Internet site at http://www.sec.gov.

     o Copies of the information may be obtained, after paying a fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
          Washington, DC 20549-0102.

You also may find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com

SEC File No: 811-05398

00250.0292 #458028

                                               Class B Prospectus

               ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                        SERIES FUND, INC.

                           May 3, 2004


           AllianceBernstein Small Cap Growth Portfolio
     AllianceBernstein Wealth Appreciation Strategy Portfolio
       AllianceBernstein Balanced Wealth Strategy Portfolio

     This Prospectus describes the Portfolios that are available as an underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract which accompanies this Prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed

                        TABLE OF CONTENTS
                                                             Page

RISK/RETURN SUMMARY.............................................3
  Summary of Principal Risks...................................10
  Principal Risk By Portfolio..................................13

FEES AND EXPENSES OF THE PORTFOLIOS............................14

GLOSSARY.......................................................16

DESCRIPTION OF THE PORTFOLIOS..................................18

  Investment Objectives and Principal Policies.................18
  Description of Additional Investment Practices...............25
  Additional Risk Considerations...............................34

MANAGEMENT OF THE PORTFOLIO....................................37

PURCHASE AND SALE OF SHARES....................................40
  How the Portfolios Value Their Shares........................40
  How to Purchase and Sell Shares..............................40

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................43

FINANCIAL HIGHLIGHTS...........................................44

APPENDIX A.....................................................46

     AllianceBernstein Variable Product Series Fund's investment adviser is Alliance Capital Management L.P. ("Alliance"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

-----------------------------------------------------------------

                       RISK/RETURN SUMMARY

-----------------------------------------------------------------

     The following is a summary of certain key information about the AllianceBernstein Small Cap Growth Portfolio, the AllianceBernstein Wealth Appreciation Strategy Portfolio and the AllianceBernstein Balanced Wealth Strategy Portfolio (each a "Portfolio", collectively, the "Portfolios") of the AllianceBernstein Variable Products Series Fund (the "Fund"). You will find additional information about each Portfolio of the Fund, including a detailed description of the risks of an investment in each Portfolio, after this summary.


     The Risk/Return Summary describes the Portfolios' objectives, principal investment strategies and principal risks. The Summary of Principal Risks includes a short discussion of some of the principal risks of investing in each Portfolio. A further discussion of these and other risks starts on page 10.

     More detailed description of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Portfolios may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

     The Risk/Return Summary includes a table that shows each Portfolio showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in the Portfolio by showing:

     o how the Portfolio's average annual returns for one, five, and 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old) compare to those of a broad-based securities market index; and

     o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old).

     If the Portfolio's returns reflected fees charged by your variable contract, the returns shown in the table and bar charts for the Portfolio would be lower.

     A Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolios.

AllianceBernstein Small Cap Growth Portfolio

     Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

     Principal Investment Strategies and Risks: The Portfolio generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Normally, the Portfolio invests in about 100-125 companies.

     The Portfolio invests in well-known and established companies and in new and unseasoned companies. The Portfolio can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. The Portfolio's investment policies, which are aggressive emphasize investments in quality companies that are demonstrating improving fundamentals and favorable earnings momentum. When selecting securities, Alliance looks for companies that have strong, experienced management teams, strong market positions, and the potential to support above average earnings growth rates. In making specific investment decisions for the Portfolio, Alliance will employ a "bottom-up" stock selection process. The Portfolio also may invest in non-convertible bonds, preferred stocks, and foreign securities.

     Among the principal risks of investing in the Portfolio is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Portfolio invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

     The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.

              Performance Information and Bar Chart

                        PERFORMANCE TABLE

                                                         Since
                                              1 Year   Inception
                                              ------   ---------

     Portfolio ............................   48.67%     -6.08%
     Russell 2000 Growth Index ............   48.54%     -6.73%

The average annual returns in the performance table are for periods ended December 31, 2003. Since inception return information is from August 11, 2000 for the Portfolio and August
31, 2000 for the Index.

                            BAR CHART

[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE
PRINTED MATERIAL.]
N/A   N/A   N/A   N/A   N/A   N/A   N/A   -12.9   -32.0   48.7
--------------------------------------------------------------
94    95    96    97    98    99    00     01      02     03

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 25.38%, 4th quarter, 2001; and Worst quarter was down -28.09%, 3rd quarter, 2001.

AllianceBernstein Wealth Appreciation Strategy Portfolio

     Objective: The Portfolio seeks long-term growth of capital.

     Principal Investment Strategies and Risks: The Portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Portfolio, Alliance efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

     The Portfolio's value stocks are selected using the fundamental value investment discipline of Alliance's Bernstein unit ("Bernstein"). In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

     Normally, the Portfolio's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. Alliance will allow the relative weightings of the Portfolio's growth and value components (and the subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, Alliance will rebalance the portfolio toward the targeted blends. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

     Among the principal risks of investing in the Portfolio are market risk, foreign risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.

              Performance Information and Bar Chart

There is no bar chart or performance table for the Portfolio because it has not completed a full calendar year of operations.

AllianceBernstein Balanced Wealth Strategy Portfolio

     Objective: The Portfolio seeks to achieve the highest total return consistent with Alliance's determination of reasonable risk.

     Principal Investment Strategies and Risks: The Portfolio invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Portfolio, Alliance efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Portfolio.

     The Portfolio's equity component is diversified between growth and value equity investment styles, and between U.S. and non-U.S. markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.). Accordingly, in selecting equity investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies.

     The Portfolio's value stocks are selected using Bernstein's fundamental value investment discipline. In selecting stocks, each value investment team seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies.

     In selecting fixed-income investments for the Portfolio, Alliance may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Portfolio, these fixed-income teams draw on the resources and expertise of Alliance's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Portfolio's fixed-income securities will primarily be investment grade debt securities, but may also include high yield debt securities ("junk bonds") and preferred stock.

     Normally, the Portfolio targets a 60% weighting for equity securities and a 40% weighting for debt securities. Within the equity component, the Portfolio's targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style being invested in U.S. companies and the remaining 30% in companies outside the United States. Alliance will allow the relative weightings of the Portfolio's debt and equity components, the equity component's growth and value weightings (and the equity subcomponents defined by capitalization ranges or region) to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, Alliance will rebalance the Portfolio toward the targeted debt/equity weightings and the targeted equity blends. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

     Among the principal risks of investing in the Portfolio are market risk, interest rate risk, credit risk, foreign risk, leveraging risk, derivatives risk, liquidity risk, capitalization risk and management risk.

              Performance Information and Bar Chart

     There is no bar chart or performance table for the Portfolio because it has not completed a full calendar year of operations.

Summary of Principal Risks

     The value of your investment in the Portfolios will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Portfolio's investment as a whole. These risks and the Portfolios particularly subject to these risks appear in a chart at the end of this section. All Portfolios could be subject to additional principal risks because the types of investments made by each Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolios, their investments, and related risks

     o Market Risk This is the risk that the value of a Portfolio's investments will fluctuate as the stock market fluctuates and that prices overall will decline over short- or long-term periods.

     o Capitalization Risk This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Similarly, investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. In addition, a Portfolio's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources.

     o Interest Rate Risk This is the risk that changes in interest rates will affect the value of a Portfolio's investments in debt securities, such as bonds, notes, and asset-backed securities, or other income-producing securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. Interest rate risk is particularly applicable to Portfolios that invest in fixed-income securities. Increases in interest rates may cause the value of a Portfolio's investments to decline.

          Even Portfolios that invest a substantial portion of their assets in the highest quality debts securities, including U.S. Government securities, are subject to interest rate risk. Interest rate risk generally is greater if a Portfolio invests a significant portion of its assets in lower-rated securities or comparable unrated securities.

          Interest rate risk is generally greater for Portfolios that invest in debt securities with longer maturities.

     o Credit Risk This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for Portfolios that invest in lower-rated securities, particularly for AllianceBernstein Balanced Wealth Strategy because it may invest significantly in lower-rated securities. These debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

     o Foreign Risk This is the risk of investments in issuers located in foreign countries. All of the Portfolios that invest in foreign securities are subject to this risk. Investments in foreign securities may experience rapid and extreme changes in value because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, and political changes or diplomatic developments could adversely affect a Portfolio's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in that country.

     o Currency Risk This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Portfolio's investments. Portfolios with foreign investments are subject to this risk.

     o Leveraging Risk When a Portfolio borrows money or otherwise leverages its Portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. The Portfolios may create leverage by using reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.

     o Derivatives Risk The Portfolios may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Alliance will sometimes use derivatives as part of a strategy designed to reduce other risks. Generally, however, the Portfolios use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates, or indices.

     o Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolios may be subject to greater liquidity risk if they use derivatives or invest in securities having substantial interest rate and credit risk. In addition, liquidity risk tends to increase to the extent a Portfolio invests in securities whose sale may be restricted by law or by contract.

     o Allocation Risk This is the risk that the allocation of investments between the growth and value companies may have a more significant effect on a Portfolio's net asset value when one of these styles is performing more poorly then the other. Also, the transaction costs of rebalancing a Portfolio's investments may be, over time, significant.

     o Management Risk Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its decisions will produce the intended results.

Principal Risk By Portfolio

     The following chart summarizes the principal risk of each Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times.


                      Capital-   Interest
             Market   ization      Rate   Credit   Foreign  Currency   Leveraging  Derivatives   Liquidity  Allocation  Management
Portfolio     Risk      Risk       Risk    Risk     Risk      Risk        Risk         Risk        Risk        Risk       Risk
---------     ----      ----       ----    ----     ----      ----        ----         ----        ----        ----       ----
Alliance-
Bernstein
Small Cap
Growth
Portfolio       X         X          X       X        X         X                                                         X


Alliance-
Bernstein
Wealth
Appreciation
Strategy
Portfolio       X         X                           X         X           X             X          X      X             X


Alliance-
Bernstein
Balanced
Wealth
Strategy
Portfolio       X         X          X       X        X         X           X             X          X      X            X


-----------------------------------------------------------------

               FEES AND EXPENSES OF THE PORTFOLIOS

-----------------------------------------------------------------

     This table describes the fees and expenses that you may pay if your variable contract buys and holds shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment) N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) and Examples

     The operating expenses information below is designed to assist contract owners of variable products that invest in the Portfolios in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, owners of variable contracts that invest in a Portfolio should refer to the variable contract prospectus for a description of fees and expenses. Inclusion of these charges would increase the fees and expenses provided below.

     The Examples are to help you compare the cost of investing in the Portfolios with the cost of investing in other portfolios. The Examples do not give effect to any separate account or contract level fees that might be paid by a contract owner. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year that the Portfolios' operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

AllianceBernstein Small Cap Growth Portfolio

                                       Operating
                                       Expenses             Example
                                       --------             -------
Management fees                          1.00%       After 1 Yr.     $164
Distribution (12b-1) fees                 .25%       After 3 Yrs.    $508
Other expenses                            .36%       After 5 Yrs.    $876
Total Portfolio operating expenses(a)    1.61%       After 10 Yrs.   $1,911
                                         =====

AllianceBernstein Wealth Appreciation Strategy Portfolio

                                       Operating
                                       Expenses             Example
                                       --------             -------
Management fees                           .65%       After 1 Yr.     $148
Distribution (12b-1) fees                 .25%       After 3 Yrs.(d) $867
Other expenses (b)                       2.52%
Total Portfolio operating expenses       3.42%
                                         =====
Waiver and/or expense reimbursement(c)   1.97%
                                         -----
Net Expenses                             1.45%
                                         =====

AllianceBernstein Balanced Wealth Strategy Portfolio

                                       Operating
                                       Expenses             Example
                                       --------             -------

Management fees                           .55%       After 1 Yr.     $148
Distribution (12b-1) fees                 .25%       After 3 Yrs.(d) $847
Other expenses (b)                       2.52%
Total Portfolio operating expenses       3.32%
                                         =====
Waiver and/or expense reimbursement(c)   1.87%
                                         -----
Net Expenses                             1.45%
                                         =====

--------

(a) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years. The advisory fees after waiver for the Portfolio would be 0.75% and, after giving effect to the advisory fee waiver, total portfolio operating expenses would be 1.36%.

(b)  Based on estimated expenses.

(c) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through May 1, 2006 for the Portfolio and may be extended by Alliance for additional one-year terms.

(d) The example assumes that Alliance's agreement to waive management fees and/or bear Portfolio expenses is not extended beyond its initial period.

-----------------------------------------------------------------

                             GLOSSARY

-----------------------------------------------------------------

This Prospectus uses the following terms.

Types of Securities

Bonds are fixed, floating, and variable rate debt obligations.

Convertible securities are fixed-income securities that are convertible into common and preferred stock.

Debt securities are bonds, debentures, notes, and bills.

Depositary receipts include American Depositary Receipts
("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, or governmental agencies or other entities.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule
144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Rating Agencies, Rated Securities and Indexes

Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit
Rating Co.

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

Non-U.S. Company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and (iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of non-U.S. company above are considered to be issued by a U.S. company.

-----------------------------------------------------------------

                  DESCRIPTION OF THE PORTFOLIOS

-----------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Portfolio's investment objectives, principal strategies and risks. Of course, there can be no assurance that the Portfolio will achieve its investment objective.

Please note that:

     o Additional discussion of the Portfolios' investments, including the risks of the investments, can be found in the discussion under Description of Additional
          Investment Practices following this section.

     o The description of principal risks for a Portfolio may include risks discussed in the Summary of Principal Risks above. Additional information about risks of investing in the Portfolios can be found in the discussion under Additional Risk Considerations.

     o Additional descriptions of each Portfolio's strategies, investments and risks can be found in the Portfolio's
          Statement of Additional Information or SAI.

     o Except as noted, (i) the Portfolio's investment objective is "fundamental" and cannot be changed without a shareholder vote and, (ii) the Portfolio's investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in the Portfolio's investments after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitation.

Investment Objectives and Principal Policies

AllianceBernstein Small Cap Growth Portfolio

     The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests for capital appreciation and only incidentally for current income. The Portfolio's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Portfolio's investment policies are aggressive, an investment in the Portfolio is risky and investors who want assured income or preservation of capital should not invest in the Portfolio.

     Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Portfolio's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets. As of June 30, 2003, there were approximately 4,700 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $3.9 billion. Normally, the Portfolio invests in about 100-125 companies.

     The Portfolio invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. The Portfolio's investment policies, which are aggressive, emphasize investments in quality companies that are demonstrating improving fundamentals and favorable earnings momentum. When selecting securities, Alliance looks for companies that have strong, experienced management teams, strong market positions, and the potential to support above average earnings growth rates. In making specific investment decisions for the Portfolio, Alliance will employ a "bottom-up" stock selection process.

     The Portfolio invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Portfolio invests in listed and unlisted U.S. and foreign securities. The Portfolio can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

     The Portfolio also may:

     o purchase and sell forward and futures contracts, and options on these securities for hedging purposes;

     o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

     o write covered call options of up 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets;

     o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and

     o make loans of portfolio securities of up to 33(1)/?% of its total assets (including collateral for any security loaned).

     Investments in small companies may have more risk because they tend to be more volatile than the overall stock market. The Portfolio's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

     Prior to May 3, 2004, the Portfolio was known as AllianceBernstein Quasar Portfolio.

AllianceBernstein Wealth Appreciation Strategy Portfolio

     The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Portfolio, Alliance efficiently diversifies between growth and value equity investment styles, and between U.S. and foreign markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and foreign). Accordingly, in selecting investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

     Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed.
Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

     Alliance's Bernstein unit selects the Portfolio's value stocks using its fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

     Normally, Alliance's targeted blend for the Portfolio is an equal weighting of 50% growth stocks and 50% value stocks. Alliance will allow the relative weightings of the Portfolio's growth and value components to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the value component could range from 45% to 55%). Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring one investment style are compelling, the range may expand to 10% above or below the target before rebalancing occurs.

     In addition to blending growth and value styles, the Portfolio blends each style component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions of the Portfolio, Alliance normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. Alliance will also allow the relative weightings of the geographical subcomponents to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the U.S. component could range from 65% to 75%). Investments in REITs are deemed to be 100% equity for purposes of the target blend of the Portfolio.

     Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10% above or below the target before rebalancing occurs.

     The Portfolio also may:

     o invest without limit in foreign securities, although it generally will not invest more than 35% of its total assets in such securities;

     o invest up to 10% of its net assets in convertible securities;

     o enter into forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;

     o buy or sell options on foreign currencies and enter into forward foreign currency exchange contracts;

     o    purchase and sell exchange-traded index options;

     o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

     o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

     o invest up to 5% of its total assets in rights or warrants, but only if Alliance deems the underlying equity securities themselves inappropriate for inclusion in the Portfolio's portfolio;

     o invest up to 15% of its total assets in real estate investment trusts;

     o invest up to 10% of its total assets in the securities of companies in emerging markets; o invest up to 15% of its net assets in illiquid securities;

     o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned); and

     o    enter into repurchase agreements.

     Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in Alliance's opinion, the derivatives have economic characteristics similar to that type of investment. The Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the currencies held in its portfolio denominated or quoted in that currency.


AllianceBernstein Balanced Wealth Strategy Portfolio

     The Portfolio's investment objective is to seek to achieve the highest total return consistent with Alliance's determination of reasonable risk. The Portfolio invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. The Portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. In managing the Portfolio, Alliance efficiently diversifies between the debt and equity components to produce the desired risk/return profile.

     The Portfolio's equity component is diversified between growth and value equity investment styles, and between U.S. and foreign markets. Alliance selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, Alliance may draw on the capabilities of separate investment teams specializing in different capitalization ranges and geographic regions (U.S. and foreign). Accordingly, in selecting equity investments for the Portfolio, Alliance is able to draw on the resources and expertise of multiple growth and value equity investment teams, which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

     Alliance's targeted blend for the Portfolio's equity component is an equal weighting of 50% growth stocks and 50% value stocks. Alliance will also allow the relative weightings of the growth and value subcomponents to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the value component could range from 45% to 55%). Beyond those ranges, Alliance will generally rebalance the Portfolio's equity component toward the targeted blends. However, under extraordinary circumstances, when conditions favoring one investment style are compelling, the range may expand to 10% above or below the target before rebalancing occurs.

     In addition to blending growth and value styles, Alliance blends each style-based portion of the Portfolio's equity component across U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth portions, Alliance normally targets a blend of approximately 70% in equities of U.S. companies and the remaining 30% in equities of companies outside the United States. Alliance will also allow the relative weightings of these geographical subcomponents to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the U.S. component could range from 65% to 75%). Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring U.S. or non-U.S. companies are compelling, the range may expand to 10% above or below the target before rebalancing occurs. Investments in REITs are deemed to be 50% equity and 50% fixed-income for purposes of the target blend of the Portfolio.

     The Portfolio's growth stocks are selected using Alliance's growth investment discipline. Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which, follows over 1,500 U.S. and non-U.S. companies. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition as well as a good knowledge of the management of most of the companies.

     Alliance's growth analysts prepare their own earnings estimates and financial models for each company followed.
Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

     Alliance's Bernstein unit selects the Portfolio's value stocks using its fundamental value investment discipline. In selecting stocks, each of Bernstein's value investment teams seeks to identify companies whose long-term earning power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide, to better understand each company's competitive position in a global context. Bernstein's staff of approximately 50 company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of the value investment process described above, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

     Normally, the Portfolio targets a 60% weighting for equity securities and a 40% weighting for debt securities. Alliance will allow the relative weightings of the Portfolio's debt and equity components to vary in response to markets, but ordinarily only by up to 5% from the targeted blend (e.g., the debt component could range from 35% to 45%). Beyond those ranges, Alliance will generally rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, when Alliance believes that conditions favoring one investment style are compelling, the ranges may expand to 10% above or below the target before rebalancing occurs.

     In selecting fixed-income investments for the Portfolio, Alliance may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings and which may include subspecialties (such as inflation indexed bonds). In selecting debt securities for the Portfolio, these fixed-income investment teams draw on the resources and expertise of Alliance's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. The Portfolio's debt securities will primarily be investment grade debt securities (including cash and money market instruments), but may also include preferred stock and, when Alliance believes that conditions favoring them are compelling, high yield debt securities ("junk bonds").

     The Portfolio will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade, that is, securities rated BB or lower by S&P or Ba or lower by Moody's, or in unrated securities deemed to be of comparable quality at the time of purchase by Alliance. The high-yield debt securities or junk bonds in which the Portfolio may invest includes securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P or Fitch, or, if unrated, judged by Alliance to be of comparable quality. The Portfolio will generally invest in securities rated at the time of purchase at least Caa- by Moody's or CCC- by S&P or Fitch, or in unrated securities judged by Alliance to be of comparable quality at the time of purchase. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's, S&P or Fitch, or in unrated securities judged by Alliance to be of comparable quality, if Alliance determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). In the event that the credit rating of a high-yield security held by the Portfolio falls below its rating at the time of purchase (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated since purchased by the Portfolio), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate under the circumstances.

     The Portfolio also may:

     o invest without limit in foreign securities, although it generally will not invest more than 25% of its total assets in such securities;

     o invest up to 10% of its net assets in convertible securities;

     o enter into forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;

     o buy or sell options on foreign currencies and enter into forward foreign currency exchange contracts;

     o    purchase and sell exchange-traded index options;

     o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

     o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such short sales;

     o invest up to 5% of its total assets in rights or warrants, but only if Alliance deems the underlying equity securities themselves inappropriate for inclusion in the Portfolio's portfolio;

     o    purchase and sell foreign fixed-income obligations;

     o invest up to 15% of its total assets in real estate investment trusts;

     o invest up to 10% of its total assets in the securities of companies in emerging markets;

     o invest up to 15% of its net assets in illiquid securities;

     o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned); and

     o    enter into repurchase agreements.

     Investments in derivatives may be applied toward meeting a requirement to invest in a particular type of investment if, in Alliance's opinion, the derivatives have economic characteristics similar to that type of investment. The Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the currencies held in its portfolio denominated or quoted in that currency.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

     This section describes the Portfolios' investment practices and associated risks. Unless otherwise noted, a Portfolio's use of any of these practices was specified in the previous section.

     Derivatives. The Portfolios may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

     Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. Each of the Portfolios is permitted to use derivatives for one or more of these purposes, although the Portfolios generally use derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Portfolio shareholders. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Certain Portfolios will generally make extensive use of carefully selected forwards and other derivatives to achieve the currency hedging that is an integral part of their investment strategy. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of each Portfolio's investment objectives and policies.

     Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts.
Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

     There are four principal types of derivative instruments--options, futures, forwards, and swaps--from which virtually any type of derivative transaction can be created.

     o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

     o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

     o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

     o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.

     Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" also is sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

     While the judicious use of derivatives by highly-experienced investment managers such as Alliance can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in a Portfolio.

     o Market Risk--This is the general risk of all investments that the value of a particular investment will change in a way detrimental to a Portfolio's interest based on changes in the bond market generally.

     o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Portfolio, and the ability to forecast price, interest rate, or currency exchange rate movements correctly.

     o Credit Risk--This is the risk that a loss may be sustained by a Portfolio as a result of the failure of a derivative counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

     o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

     o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolio. The following describes specific derivatives that the Portfolio may use.

     Forward Foreign Currency Exchange Contracts. A Portfolio purchases or sells forward foreign currency exchange contracts ("forward contracts") to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies. A Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security (a "transaction hedge"). When a Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). Instead of entering into a position hedge, a Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated (a "cross-hedge").

     Futures Contracts and Options on Futures Contracts. A Portfolio may buy and sell futures contracts on fixed-income or other securities or foreign currencies, and contracts based on interest rates or financial indices, including any index of U.S. Government securities, foreign government securities or corporate debt securities.

     Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Portfolio will be traded on U.S. or foreign exchanges and will be used only for hedging purposes.

     Options on Foreign Currencies. A Portfolio invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purposes of protecting against declines in U.S. Dollar value of foreign currency denominated securities held by a Portfolio and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Portfolio may forfeit the entire amount of the premium plus related transaction costs.

     Options on Securities. In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

     A Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. Except with respect to uncovered call options written for cross-hedging purposes, none of the Portfolios will write uncovered call or put options on securities. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

     The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and a Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option.

     A Portfolio may write a call option on a security that it does not own in order to hedge against a decline in the value of a security that it owns or has the right to acquire, a technique referred to as "cross-hedging." A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that to be received from writing a covered call option, while at the same time achieving the desired hedge. The correlation risk involved in cross-hedging may be greater than the correlation risk involved with other hedging strategies.

     AllianceBernstein Small Cap Growth Portfolio generally purchases or writes privately negotiated options on securities. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Privately negotiated options purchased or written by the Portfolio may be illiquid and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

     Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

     Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible securities, which generally provide a stable stream of income with yields that are generally higher than those of common stock of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying common stock, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of non-convertible debt securities with those ratings.

     Depositary Receipts. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

     Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

     When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

     The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

     A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolios enter into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

     Illiquid Securities. Illiquid securities generally include
(i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many currency swaps and any assets used to cover currency swaps, and (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Alliance will monitor each Portfolio's investments in illiquid securities. Rule 144A securities generally will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Board of Directors.

     Loans of Portfolio Securities. A Portfolio may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities.

     In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income from the securities. A Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

     Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

     Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which a Portfolio enters into repurchase agreements.

     Rights and Warrants. Warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

     Short Sales. A short sale is effected by selling a security that a Portfolio does not own, or, if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if a Portfolio owns or has the right to obtain without payment securities identical to those sold short.

     If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs discussed above. Although a Portfolio's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

     Future Developments. A Portfolio may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Portfolio, or are not available but may yet be developed, to the extent such investment practices are consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

     Portfolio Turnover. Generally, the Portfolios are actively managed and a Portfolio's portfolio turnover may exceed 100% in some cases in response to market conditions. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Portfolio and its shareholders.

     Temporary Defensive Position. For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, each Portfolio may invest in certain types of short-term, liquid, high grade or high quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities, including notes and bonds. For Portfolios that may invest in foreign countries, such securities may also include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies and supranational organizations. While the Portfolios invest for temporary defensive purposes, it may not meet its investment objective.

Additional Risk Considerations

     Investments in the Portfolios involve the special risk considerations described below.

     Currency Considerations. Those Portfolios that invest some portion of their assets in securities denominated in, and receive revenues in, foreign currencies may be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. These changes will affect a Portfolio's net assets, distribution and income. If the value of the foreign currencies in which a Portfolio receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Portfolio distributions, a Portfolio may be required to liquidate securities in order to make distributions if the Portfolio has insufficient cash in U.S. Dollars to meet distribution requirements that the Portfolio must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Portfolio may engage in currency hedging transactions, as described above, which involve certain special risks.

     Fixed-Income Securities. The value of each Portfolio's shares will fluctuate with the value of its investments. The value of each Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfolio's securities will generally rise, although if falling interest rates are viewed as a precursor to a recession, the values of a Portfolio's securities may fall along with interest rates. Conversely, during periods of rising interest rates, the values of a Portfolio's securities will generally decline. Changes in interest rates have greater effect on fixed-income securities with longer maturities and durations than those with shorter maturities and durations.

     In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but will be reflected in the net asset value of a Portfolio.

     Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Portfolio that invests in foreign securities, including foreign fixed-income securities, may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

     Securities settlements may in some instances be subject to delays and related administrative uncertainties. Furthermore, foreign investment in the securities market of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

     A Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Portfolio to adopt special procedures that may involve additional costs to a Portfolio. These factors may affect the liquidity of the Portfolio's investments in any country and Alliance will monitor the effect of any such factor or factors on the Portfolio's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

     Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

     The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country. In the event of expropriation, nationalization or other confiscation, a Portfolio could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

     Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa by Moody's are also judged to have speculative characteristics.

     The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

     Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, and attention to current developments and trends in interest rates and economic and political conditions. There can be no assurance, however, that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for the Portfolio, Alliance will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Alliance's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     U.S. and Foreign Taxes. A Portfolio's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Portfolio may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

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                   MANAGEMENT OF THE PORTFOLIO

-----------------------------------------------------------------

Investment Adviser

     Each Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser managing client accounts with assets as of December 31, 2003 totaling approximately $475 billion (of which approximately $165 billion represented assets of investment companies). As of December 31, 2003, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 42 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 128 separate investment portfolios, currently have approximately 7.1 million shareholder accounts.


     Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, for the fiscal year ended December 31, 2003, the AllianceBernstein Small Cap Growth Portfolio paid Alliance as a percentage of average net assets 1.00%. The AllianceBernstein Wealth Appreciation Strategy Portfolio and the AllianceBernstein Balanced Wealth Strategy Portfolio had not commenced operations during the Portfolio's most recently completed year. For services rendered by Alliance under the Advisory Agreement, the AllianceBernstein Wealth Appreciation Strategy Portfolio will pay Alliance at the annual rate of 0.65% of the first $2.5 billion in average daily net assets, 0.55% of the second $2.5 billion in average daily net assets and 0.50% of the excess over $5 billion in average daily net assets. For services rendered by Alliance under the Advisory Agreement, the AllianceBernstein Balanced Wealth Strategy Portfolio will pay Alliance at the annual rate of 0.55% of the first $2.5 billion in average daily net assets, 0.45% of the second $2.5 billion in average daily net assets and 0.40% of the excess over $5 billion in average daily net assets.

Portfolio Managers

     The following table lists the person or persons who are primarily responsible for the day-to-day management of each Portfolio, the length of time that each person has been primarily responsible for the Portfolio, and each person's principal occupation during the past five years.

                                                                   Principal Occupation During
Portfolio                         Employee; Time Period; Title         The Past Five Years*
---------                         ----------------------------         --------------------

AllianceBernstein Small Cap     Bruce Aronow; since 2000; Senior               *
  Growth Portfolio              Vice President of Alliance
                                Capital Management Corporation
                                (ACMC)**

AllianceBernstein Wealth        Seth J Masters; since 2004;       Chief Investment Officer for
  Appreciation Strategy         Senior Vice President of ACMC     Emerging Market for U.S. and
  Portfolio                                                       Global Style Blend Services of
                                                                  ACMC since October 2000; prior
                                                                  thereto Chief Investment
                                                                  Officer for Emerging Markets
                                                                  Value at Sanford C. Bernstein
                                                                  & Co. since prior to 1999

AllianceBernstein Balanced      Seth J. Masters; since 2004;      (See above)
  Wealth Strategy               (see above)
  Portfolio


--------
* Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.

**   The sole general partner of Alliance.

Legal Proceedings

     As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

     On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Order. According to the Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Order contemplates that Alliance's registered investment company clients, including the Fund, will introduce governance and compliance changes.

     Effective January 1, 2004, Alliance began waiving a portion of the advisory fees it receives for managing each of the Portfolios. Please see "Annual Portfolio Operating Expenses and Examples" and related footnotes in "Fees and Expenses of the Portfolios" for a description of the reduced fees. The amount of each fee waiver may increase or decrease as a result of a final, definitive agreement with the NYAG.

     A special committee of Alliance's Board of Directors, comprised of the members of the Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.

     In addition, the Independent Directors of the Fund have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

     On October 2, 2003, a putative class action complaint entitled Hindo et al. V. AllianceBernstein Growth and Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of Alliance investment advisory contracts, including recovery of all fees paid to Alliance pursuant to such contracts.

     Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

     As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

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                   PURCHASE AND SALE OF SHARES

-----------------------------------------------------------------

How the Portfolios Value Their Shares

          The Portfolios' net asset value or NAV is calculated at the next close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days the Exchange is open for business. To calculate NAV, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolios value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Portfolios' Directors believe accurately reflect fair market value. Some of the Portfolios invest in securities that are primarily listed on foreign exchanges and traded on weekends or other days when the Portfolio does not price its shares. These Portfolios' NAVs may change on days when shareholders will not be able to purchase or redeem the Portfolios' shares.

     Your order for a purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received by the Portfolio.

How to Purchase and Sell Shares

     The Portfolios offer their shares through the separate accounts of life insurance companies (the "Insurers"). You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolios' shares.

     The Insurers maintain omnibus account arrangements with the Fund in respect of one or more Portfolios and place aggregate purchase, redemption and exchange orders for shares of a Portfolio corresponding to orders placed by the Insurer's customers ("Contractholders") who have purchased contracts from the Insurers, in each case, in accordance with the terms and conditions of the relevant contract. Omnibus account arrangements maintained by the Insurers are discussed below under "Limitations on Ability to Detect and Curtail Excessive Trading Practices".

     Right to Restrict, Reject or Cancel Purchase and Exchange
Orders. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order placed by an Insurer for any reason.

     Policy Regarding Excessive or Short Duration Trading. Purchases and exchanges of shares of the Portfolios should be made for long term investment purposes only. The Fund, as a matter of policy, seeks to prevent excessive purchases and sales or exchanges of shares of the Portfolios. Such practices are commonly referred to as "market timing" or "short duration trading." The Fund will seek to prevent such practices to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity, and subject to such limitations as may result from the terms and conditions contained in certain of the contracts as described below. The Fund, Alliance, AllianceBernstein Investment Research and Management, Inc. ("ABIRM") and Alliance Global Investor Services, Inc. ("AGIS") each reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     o Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures with respect to purchase, sale and exchange activity in shares of the Portfolios. These surveillance procedures involve scrutinizing individual Insurers' omnibus transaction activity in shares of the Portfolios in order to seek to ascertain whether any such activity attributable to one or more Contractholders might constitute market timing or short duration trading. Insurers' omnibus transaction activity identified by these surveillance procedures, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might indicate excessive or short duration trading activity attributable to one or more Contractholders.

     o Account Blocking Procedures. When a particular transaction or pattern of transactions identified by the surveillance procedures described above is determined by the Fund, ABIRM or AGIS, in its sole discretion, to be excessive or short duration trading in nature, the relevant Insurers' omnibus account(s) in respect of shares of the relevant Portfolio(s) will be promptly "blocked" with respect to any future purchase or exchange activity, except to the extent the Fund, ABIRM or AGIS has been informed in writing that the terms and conditions of a particular contract may limit the Fund's ability to apply its market timing policy to Contractholder activity as discussed below. As a result, any Contractholder seeking to engage through an Insurer in purchase or exchange activity in shares of one or more Portfolios under a particular contract will be prevented from doing so. However, sales of shares of a Portfolio back to the Fund will continue to be permitted in accordance with the terms of the Portfolio's prospectus. Insurers' omnibus accounts that are so blocked will generally remain blocked unless and until an Insurer provides evidence or assurance acceptable to the Fund, ABIRM or AGIS that one or more Contractholders did not or will not in the future engage in excessive or short duration trading.

     Limitations on Ability to Detect and Curtail Excessive Trading Practices. Insurers utilizing omnibus account arrangements may not identify to the Fund, ABIRM or AGIS Contractholders' transaction activity relating to shares of a particular Portfolio on an individual basis. Consequently, the Fund, ABIRM and AGIS may not be able to detect excessive or short duration trading in shares of a Portfolio attributable to a particular Contractholder who effects purchase and redemption and/or exchange activity in shares of the Portfolio through an Insurer acting in an omnibus capacity. In seeking to prevent excessive or short duration trading in shares of the Portfolios, including the maintenance of any transaction surveillance or account blocking procedures, the Fund, ABIRM and AGIS consider the information actually available to them at the time.

     Contractholders should be aware that, even if the Fund, ABIRM or AGIS, in its sole discretion, determines that a particular Insurer's omnibus transaction activity in shares of a Portfolio attributable to one or more other Contractholders may constitute excessive or short duration trading, the terms and conditions of the relevant contract may limit the ability of the Fund, ABIRM or AGIS, or the Insurer to curtail the Contractholder's activity. This means that even after the detection of such possible Contractholder activity, the affected Portfolio may continue to suffer the effects of excessive or short duration trading.

     Risks Associated with Excessive or Short Duration Trading Generally. While the Fund, ABIRM and AGIS will try to prevent market timing by utilizing the procedures described above, these procedures may not be successful in identifying or stopping excessive or short duration trading attributable to particular Contractholders in all circumstances. Excessive purchases and sales or exchanges of shares of Portfolios may adversely affect a Portfolio's performance and the interests of those Contractholders pursuing a long-term investment strategy. Volatility resulting from excessive purchases and sales or exchanges of shares of a Portfolio, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to the Insurers in connection with Contractholders' transaction activity under the contracts. Also, excessive purchases and sales or exchanges of shares of a Portfolio may force a particular Portfolio to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Portfolio's shares may force a particular Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short duration trading activity.

     In addition, a Portfolio may incur increased expenses if one or more Contractholders engage in excessive purchase and sale or exchange activity. For example, if a Portfolio is forced to liquidate investments due to short duration trading activity attributable to one or more Contractholders, it may incur increased brokerage costs without attaining any investment advantage. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short duration trading activity.

     Investments in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a Contractholder engaging in a short duration strategy to exploit a particular Portfolio's share prices that are based on closing prices of foreign securities established some time before the Fund, or its agents, calculates the share price of the relevant Portfolio. In addition, a Contractholder engaging in a short duration strategy may target a Portfolio that does not invest primarily in foreign securities. For example, investments in certain fixed-income securities such as high yield bonds or certain asset backed securities may also constitute an effective vehicle for a Contractholder's short duration trading strategy.

     Risks Resulting from Imposition of Account Blocks in Response to Excessive or Short Duration Trading Activity. If, pursuant to the transaction surveillance and account blocking procedures described above, the Fund or its agents, ABIRM or AGIS, in its sole discretion, blocks a particular Insurer's omnibus account with the Fund in respect of one or more Portfolios, Contractholders seeking to engage in purchase or exchange activity in shares of the affected Portfolio(s) will be prevented from doing so. Further, as a result of any account block, a Contractholder will be prevented from engaging in purchase and exchange activity that otherwise may be permitted pursuant to a particular contract regardless of whether the Contractholder has actually engaged in the market timing or short duration trading activity resulting in such account block. As described above, sales of shares of a Portfolio back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's prospectus. However, it could be disadvantageous for a Contractholder to redeem a Portfolio's shares if the shares have declined in value. A Contractholder who does not wish to redeem his or her shares effectively may be "locked" into an investment in shares of one or more of the Portfolios that the Contractholder did not intend to hold on a long-term basis or that may not be appropriate for the Contractholder's risk profile.

-----------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES

-----------------------------------------------------------------

     The Portfolios declare dividends on their shares at least annually. The income and capital gains distribution will be made in shares of each Portfolio.

     See the prospectus of the separate account of the participating insurance company for federal income tax information.

     Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. Provided that certain code requirements are met, a Portfolio may "passthrough" to its shareholders credits or deductions to foreign income taxes paid.

-----------------------------------------------------------------

                    DISTRIBUTION ARRANGEMENTS

-----------------------------------------------------------------

     This Prospectus offers Class B shares of the Portfolios. The Class B shares have an asset-based sales charge or Rule 12b-1 fee. Each Portfolio has adopted a plan under Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. The amount of these fees for the Class B shares as a percentage of average daily net assets is 0.25%. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

-----------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------

     The financial highlights table is intended to help you understand the financial performance for the period of the Portfolio's operations. Certain information reflects the financial results for a single share of each Portfolio. No Financial Highlights information is presented for the AllianceBernstein Wealth Appreciation Strategy Portfolio and the AllianceBernstein Balanced Wealth Strategy Portfolio because they had not commenced operations during the Fund's most recently completed fiscal year. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report, along with the Portfolio's financial statements, is included the Portfolio's annual report, which is available upon request.


                            AllianceBernstein Small Cap Growth Portfolio

                                                              Year Ended
                                                             December 31,                August 11, 2000(a)
                                                      -------------------------------     to December 31,
                                                       2003       2002          2001           2000
                                                      -----       -----        ------         ------
Net asset value, beginning of period............      $6.78       $9.98        $11.82         $13.00
                                                      -----       -----        ------         ------
Income From Investment Operations
Net investment loss(b)..........................      (.11)      (.09)(c)     (.09)(c)       (.03)(c)
Net realized and unrealized gain (loss) on
investment
    transactions................................       3.41       (3.11)       (1.40)         (1.15)
                                                       ----       ------       ------         ------
Net increase (decrease) in net asset value from
    operations..................................       3.30       (3.20)       (1.49)         (1.18)
                                                       ----       ------       ------         ------
Less: Dividends
Distributions from net realized gain on investment
    transactions................................       -0-         -0-         (.26)            -0-
Dividends in excess of net realized gain on
investment
    transactions................................       -0-         -0-         (.09)            -0-
                                                       ---         ---         -----            ---
Total distributions.............................       -0-         -0-         (.35)            -0-
                                                       ---         ---         -----            ---
Net asset value, end of period..................      $10.08      $6.78        $9.98          $11.82
                                                      ======      =====        =====          ======

Total Return
Total investment return based on net asset
value(d).......................................       48.67%    (32.06)%      (12.86)%        (8.16)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......     $15,846      $5,101       $6,835          $435
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements.      1.61%       1.37%        1.20%         1.20%(e)
    Expenses, before waivers and reimbursements.      1.61%       1.51%        1.43%         1.41%(e)
    Net investment income (loss)................     (1.37)%    (1.10)(c)%   (.98)(c)%     (.69)%(c)(e)
Portfolio turnover rate.........................       129%        111%         113%           178%


--------
(a)  Commencement of distribution.
(b)  Based on average shares outstanding.
(c)  Net of expenses reimbursed or waived by Alliance.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(e)  Annualized.

                            APPENDIX A

                           BOND RATINGS

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are unrated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if: new and material circumstances arise, the effects of which preclude satisfactory analysis; there is no longer available reasonable up-to-date data to permit a judgment to be formed; or a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Services

AAA--Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC or C is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated BB is less vulnerable to nonpayment than other speculative debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to an inadequate capacity to pay interest and repay principal.

B--Debt rated B is more vulnerable to nonpayment than debt rated BB, but there is capacity to pay interest and repay principal. Adverse business, financial or economic conditions will likely impair the capacity or willingness to pay principal or repay interest.

CCC--Debt rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions to pay interest and repay principal. In the event of adverse business, financial or economic conditions, there is not likely to be capacity to pay interest or repay principal.

CC--Debt rated CC is currently highly vulnerable to nonpayment.

C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments are being continued.

D--The D rating, unlike other ratings, is not prospective;
rather, it is used only where a default has actually occurred.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.

Fitch Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, CC, C, DDD, DD or D categories.

NR--Indicates that Fitch does not rate the specific issue.

     For more information about the Portfolios, the following document is available upon request:

Annual/Semi-annual Reports to Shareholders

     The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolios' performance during its last fiscal year.

Statement of Additional Information (SAI)

     The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this Prospectus.

     You may request a free copy of the SAI or make shareholder inquiries of the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:       c/o Alliance Global Investor Services, Inc.
               P.O. Box 786003
               San Antonio, TX 78278-6003

By Phone:      For Information:     (800) 221-5672
               For Literature:      (800) 227-4618

Or you may view or obtain these documents from the Commission:

     o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

     o The SAI and other information about the Portfolios are available on the EDGAR Database on the Commission's
          Internet site at http://www.sec.gov.

     o Copies of the information may be obtained, after paying a fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
          Washington, DC 20549-0102.

You also may find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com

SEC File No: 811-05398

00250.0292 #479955

[LOGO]

                              ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                 SERIES FUND, INC.

           ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
     ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY PORTFOLIO
       ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO

-----------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P. O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672

-----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                           May 3, 2004

-----------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the Prospectus dated May 3, 2004 for AllianceBernstein Variable Products Series Fund, Inc. (the "Fund") that offers Class A shares. A separate Prospectus and SAI relates to the Fund's Class B shares. Financial Statements for each Portfolio of the Fund for the year ended December 31, 2003 are included in each Portfolio's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectuses of the Fund and the annual reports for the Portfolios of the Fund may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or telephone number shown above.

                        TABLE OF CONTENTS

                                                             PAGE

Introduction..................................................
Investment Policies and Restrictions..........................
  AllianceBernstein Small Cap Growth Portfolio................
  AllianceBernstein Wealth Appreciation Strategy
  Portfolio...................................................
  AllianceBernstein Balanced Wealth Strategy
  Portfolio...................................................
Other Investment Policies.....................................
Management of the Fund........................................
Purchase and Redemption of Shares.............................
Net Asset Value...............................................
Portfolio Transactions........................................
Dividends, Distributions and Taxes............................
General Information...........................................
Financial Statements and Report of Independent
  Auditors....................................................
Appendix A - Futures Contracts and Options on
  Futures Contracts and Foreign Currencies....................A-1
Appendix B - Options..........................................B-1
Appendix C - Statement of Policies and Procedures
  for Voting Proxies..........................................C-1

--------
SM:  This is a service mark used under license from the owner.

-----------------------------------------------------------------

                           INTRODUCTION

-----------------------------------------------------------------

          The Fund is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described in the Fund's Prospectus, which have differing investment objectives and policies. The Fund currently has twenty-two Portfolios. This SAI relates only to AllianceBernstein Small Cap Growth Portfolio ("Small Cap Growth Portfolio"), AllianceBernstein Wealth Appreciation Strategy Portfolio ("Wealth Appreciation Strategy") and AllianceBernstein Balanced Wealth Strategy Portfolio ("Balanced Wealth Strategy").

-----------------------------------------------------------------

               INVESTMENT POLICIES AND RESTRICTIONS

-----------------------------------------------------------------

          The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of each Portfolio set forth in the Fund's Prospectus. Except as noted below, the investment policies described below are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the affected Portfolio or Portfolios; however, shareholders will be notified prior to a material change in such policies.

          Whenever any investment policy or restriction states a minimum or maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of such Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in value or net assets will not be considered a violation.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

          For a general description of the Portfolio's investment policies, see the Fund's Prospectus.

          Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Portfolio's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets.

          It is the policy of the Portfolio to invest principally in equity securities (common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks); however, it may also invest to a limited degree in non-convertible bonds and preferred stocks when, in the judgment of Alliance Capital Management L.P. ("Alliance" or the "Adviser"), such investments are warranted to achieve the Portfolio's investment objective. When business or financial conditions warrant, a more defensive position may be assumed and the Portfolio may invest in short-term fixed-income securities, in investment grade debt securities or preferred stocks, or it may hold its assets in cash.

          The Portfolio may invest in both listed and unlisted domestic and foreign securities, in restricted securities, and in other assets having no ready market, but not more than 15% of the Portfolio's total assets may be invested in all such restricted or not readily marketable assets at any one time. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under Rule 144 or 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"). Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities and other not readily marketable assets will be valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.

          The Portfolio intends to invest in special situations from time to time. A special situation arises when, in the opinion of the Portfolio's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities. The Portfolio will not, however, purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such purchase would cause the Portfolio's investments in such companies, taken at cost, to exceed 25% of the value of the Portfolio's total assets.

ADDITIONAL INVESTMENT POLICIES AND PRACTICES

          The following additional investment policies supplement those set forth in the Prospectus.

          GENERAL. In seeking to attain its investment objective of growth of capital, the Portfolio supplements customary investment practices by engaging in a broad range of investment techniques including short sales against the box, writing call options, purchases and sales of put and call options written by others and investing in special situations. These techniques are speculative, may entail greater risk, may be considered of a more short-term nature, and to the extent used, may result in greater turnover of the Portfolio's portfolio and a greater expense than is customary for most investment companies. Consequently, the Portfolio is not a complete investment program and is not a suitable investment for those who cannot afford to take such risks or whose objective is income or preservation of capital. No assurance can be given that the Portfolio will achieve its investment objective. However, by buying shares in the Portfolio an investor may receive advantages he would not readily obtain as an individual, including professional management and continuous supervision of investments. The Portfolio is subject to the overall limitation (in addition to the specific restrictions referred to below) that the aggregate value of all restricted and not readily marketable securities of the Portfolio, and of all cash and securities covering outstanding call options written or guaranteed by the Portfolio, shall at no time exceed 15% of the value of the total assets of the Portfolio.

          There is also no assurance that the Portfolio will at any particular time engage in all or any of the investment activities in which it is authorized to engage. In the opinion of the Portfolio's management, however, the power to engage in such activities provides an opportunity that is deemed to be desirable in order to achieve the Portfolio's investment objective.

          SHORT SALES. The Portfolio may only make short sales of securities against the box. A short sale is effected by selling a security that the Portfolio does not own, or if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is against the box to the extent that the Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Short sales may be used in some cases by the Portfolio to defer the realization of gain or loss for Federal income tax purposes on securities then owned by the Portfolio. However, if the Portfolio has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Portfolio generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes.

          PUTS AND CALLS. The Portfolio may write call options and may purchase and sell put and call options written by others, combinations thereof, or similar options. The Portfolio may not write put options. A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated. When calls written by the Portfolio are exercised, the Portfolio will be obligated to sell stocks below the current market price.

          The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. (For a discussion regarding certain tax consequences of the writing of call options by the Fund, see "Dividends, Distributions and Taxes.")

          Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. It is the Portfolio's policy not to write a call option if the premium to be received by the Portfolio in connection with such option would not produce an annualized return of at least 15% of the then market value of the securities subject to option. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Option premiums vary widely depending primarily on supply and demand. Calls written by the Portfolio will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Sanford C. Bernstein & Co. ("SCB & Co."), an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Portfolio) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm. A call written by the Portfolio will not be sold unless the Portfolio at all times during the option period owns either (a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities or (b) an offsetting call option on the same securities.

          The Portfolio will not sell a call option written or guaranteed by it if, as a result of such sale, the aggregate of the Portfolio's securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Portfolio's total assets. The Portfolio will not sell any call option if such sale would result in more than 10% of the Portfolio's assets being committed to call options written by the Portfolio, which, at the time of sale by the Portfolio, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Portfolio shall at no time exceed 10% of the Portfolio's total assets.

          In buying a call, the Portfolio would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Portfolio would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Portfolio could realize a gain or loss on such options by selling them.

          As noted above, the Portfolio may purchase and sell put and call options written by others, combinations thereof, or similar options. There are markets for put and call options written by others and the Portfolio may from time to time sell or purchase such options in such markets. If an option is not sold and is permitted to expire without being exercised, its premium would be lost by the Portfolio.

          INVESTMENT RESTRICTIONS

          The following restrictions, which are applicable to the Portfolio, supplement those set forth above and may not be changed without Shareholder Approval, as defined under the caption "General Information," below.

          As a matter of fundamental policy, the Portfolio may not:

          1. purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

          2. invest more than 25% of the value of its total assets in any particular industry;

          3. borrow money except for temporary or emergency purposes in an amount not exceeding 5% of its total assets at the time the borrowing is made;

          4. purchase or sell real estate;

          5. participate on a joint or joint and several basis in any securities trading account;

          6. invest in companies for the purpose of exercising control;

          7. except as permitted in connection with short sales of securities against the box described under the heading "Short
Sales" above, make short sales of securities;

          8. make loans of its funds or assets to any other person, which shall not be considered as including the purchase of a portion of an issue of publicly distributed debt securities, whether or not the purchase was made upon the original issuance of the securities; except that the Portfolio may purchase non-publicly distributed securities subject to the limitations applicable to restricted securities and except for the lending of portfolio securities;

          9. except as permitted in connection with short sales of securities or writing of call options, described under the headings "Short Sales" and "Puts and Calls" above, pledge, mortgage or hypothecate any of its assets;

          10. except as permitted in connection with short sales of securities against the box described under the heading
"Additional Investment Policies and Practices" above, make short sales of securities; or

          11. purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

          It is a non-fundamental policy of the Portfolio that
(i) the Portfolio utilize futures and options thereon only for hedging purposes, (ii) the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Portfolio and the futures contracts subject to outstanding options written by the Portfolio would exceed 50% of its total assets, (iii) the Portfolio will not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures, and (iv) the Portfolio will not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposit on the Portfolio's existing futures positions would exceed 5% of the market value of the Portfolio's total assets.

ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY PORTFOLIO
ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO

          For a general description of the Portfolios' investment policies, see the Fund's Prospectus.

ADDITIONAL INVESTMENT POLICIES AND PRACTICES

          The following additional investment policies supplement those set forth in the Prospectus for the Portfolios.

          STRIPPED MORTGAGE-RELATED SECURITIES. Each Portfolio may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

          SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Portfolio may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

          Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

          FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Adviser expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

          The Portfolios may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolios may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

          If conditions warrant, the Portfolios may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as hedges against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

          For transaction hedging purposes, the Portfolios may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

          Each Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, each Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolios may also purchase or sell foreign currency on a spot basis.

          A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Portfolio.

          REPURCHASE AGREEMENTS. The repurchase agreements referred to in each Portfolio's Prospectus are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Portfolios the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Portfolios would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Portfolios may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security, (b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

          CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

          Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

          Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

          COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

          VARIABLE NOTES. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Portfolios have the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Portfolios' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Portfolios consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch").

          ASSET-BACKED SECURITIES. The Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

          The staff of the Securities and Exchange Commission (the "Commission") is of the view that certain asset-backed securities may constitute investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Portfolios intend to conduct their operations in a manner consistent with this view; therefore, the Portfolios generally may not invest more than 10% of their total assets in such securities without obtaining appropriate regulatory relief.


          INVESTMENT IN OTHER INVESTMENT COMPANIES. Each of the Portfolios currently invests directly in portfolio securities, but may also, with the approval of the Portfolios' Trustees and upon obtaining such exemptive relief from the Commission as may be necessary, invest in shares of one or more other investment companies advised by Alliance that, in turn, invest directly in portfolio securities. If the Portfolios' Trustees approve investments by the Portfolios in other investment companies advised by Alliance, no shareholder approval would be required. Investing in shares of other investment companies advised by Alliance involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses similar to those borne directly by the Portfolios, including advisory fees and other operating expenses. The Portfolios would invest in other investment companies advised by Alliance only if Alliance were to determine that such additional expenses would likely be outweighed by the benefits of such investments relative to direct investments in portfolio securities, such as increased diversification and reduced transaction costs.


          LENDING OF PORTFOLIO SECURITIES. The Portfolios may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. A Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. At the time any such loan is made, the value of the securities loaned will not exceed 33 1/3% of a Portfolio's total assets.

          FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments and "when-issued" or "delayed delivery" commitments. At the time a Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

          A Portfolio will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, a Portfolio may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment portfolio.

          Although neither of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the provisions of Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment portfolio to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

          OPTIONS ON SECURITIES. Each Portfolio may write and purchase call and put options on securities. Each Portfolio intends to write only covered options. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. A Portfolio will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          Each of the Portfolios may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Portfolio will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

          By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

          Each of the Portfolios may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Portfolio to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio and the Portfolio will suffer a loss on the transaction to the extent of the premium paid.

          Each Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

          For additional information regarding options on securities, see Appendix B.

          OPTIONS ON SECURITIES INDEXES. Each Portfolio may write
(sell) covered call and put options and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as a Portfolio is obligated as the writer of the call option, the Portfolio holds securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put option on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Portfolio maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          A Portfolio may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, a Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option. The success of this portfolio will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Portfolio's security holdings.

          The purchase of call options on securities indexes may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when a Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Portfolio owns.

          FUTURES CONTRACTS. Each Portfolio may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment portfolios will be used as a hedge and not for speculation.

          Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

          Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed income securities. Each Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

          Conversely, the Portfolios could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

          The Portfolios may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated.

          For additional information regarding futures contracts, see Appendix A.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities which the Portfolio intends to purchase may be less expensive.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Portfolio may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolios intend to enter into Forward Contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where a Portfolio seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. A Portfolio also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Portfolios may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

          If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Portfolio may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

          Each Portfolio has established procedures consistent with Commission policies concerning purchases of foreign currency through Forward Contracts. Accordingly, a Portfolio will segregate and mark to market liquid assets in an amount at least equal to the Portfolio's obligations under any Forward Contracts.

          OPTIONS ON FOREIGN CURRENCIES. Each Portfolio may purchase and write options on foreign currencies for hedging purposes or to increase return.

          For additional information on options on foreign currencies, see Appendix A.

RISK FACTORS IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

          RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S PORTFOLIO. The Portfolios' abilities to hedge all or a portion of their portfolios effectively through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

          It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

          The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

          The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying
Futures Contract will not be fully reflected in the value of the option.

          Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Portfolio in connection with such transactions.

          If a Portfolio purchases futures or options in order to hedge against a possible increase in the price of securities before the Portfolio is able to invest its cash in such securities, the Portfolio faces the risk that the market may instead decline. If the Portfolio does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Portfolio may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

          In writing a call option on a security, foreign currency, index or Futures Contract, a Portfolio also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when a Portfolio writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Portfolio's portfolio securities.

          The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Portfolio's portfolio. When a Portfolio writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

          When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium the Portfolio receives. Moreover, by writing an option, a Portfolio may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

          In the event of the occurrence of any of the foregoing adverse market events, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          With respect to the writing of straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing a Portfolio with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

          If any of the foregoing adverse market events occurs, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In the absence of a liquid secondary market, it may not be possible to close out a position held by a Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Portfolio has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is otherwise disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolios' ability to hedge their portfolios effectively, and could result in trading losses.

          The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

          The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          The staff of the Commission has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position. The Portfolios will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Portfolio might pay more to repurchase the option contract than the Portfolio would pay to close out a similar exchange-traded option.

          MARGIN. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Portfolios purchase or sell Futures Contracts and options on Futures Contracts and purchase and write options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging portfolio is successful, be offset, in whole or in part, by increases in the value of securities held by the Portfolio or decreases in the prices of securities the Portfolio intends to acquire. When a Portfolio writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

          TRADING AND POSITION LIMITS. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the "CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

          RISKS OF OPTIONS ON FUTURES CONTRACTS. The amount of risk a Portfolio assumes when it purchases an option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

          RISKS OF FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON, OPTIONS ON FOREIGN CURRENCIES AND OVER-THE-COUNTER OPTIONS ON SECURITIES. Each Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under such Act. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

          Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which a Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolios from responding to such events in a timely manner.

          Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

          Unlike transactions entered into by the Portfolios in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Commission. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to Commission regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

          In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Portfolio could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

          Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and a Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. A Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

          Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

          For additional information regarding the risks of forward contracts, foreign currency futures contracts and options thereon, options on foreign currencies and over-the-counter options on securities, see Appendix A.

          RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. Under applicable regulations, when a Portfolio enters into transactions in Futures Contracts and options on Futures Contracts, that Portfolio is required to segregate liquid assets with its custodian which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. Each Portfolio has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of such Portfolio's total assets. Moreover, a Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

          For additional information regarding restrictions on the use of futures and options contracts, see Appendix A.

          ECONOMIC EFFECTS AND LIMITATIONS. Income earned by a Portfolio from its hedging activities will be treated as capital gains and, if not offset by net realized capital losses incurred by a Portfolio, will be distributed to shareholders in taxable distributions. Although a gain from such transactions may hedge against a decline in the value of a Portfolio's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

          No Portfolio will "over-hedge," that is, a Portfolio will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

          Each Portfolio's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to use these instruments effectively for the purposes set forth above.

          The Portfolios' ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might accelerate or adversely affect the character of the income earned on such contracts. In addition, differences between each Portfolio's book income (upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in returns of capital distributions, and in some circumstances, distributions in excess of a Portfolio's book income may be required to be made in order to meet tax requirements.

          FUTURE DEVELOPMENTS. The foregoing discussion relates to each Portfolio's proposed use of Futures Contracts, Forward Contracts, options, and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

INVESTMENT RESTRICTIONS

          Except as described below and except as otherwise specifically stated in the Prospectus or this SAI, the investment policies of each Portfolio set forth in the Prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

          Each Portfolio has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. The approval of a majority of a Portfolio's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

          Neither the Wealth Appreciation Strategy nor the
Balanced Wealth Strategy will:

          (1) make loans except through (a) the purchase of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

          (2) borrow money or issue senior securities except to the extent permitted by the 1940 Act;

          (3) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

          (4) invest in companies for the purpose of exercising control;

          (5) (a) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate, provided such securities are securities of the type in which a Portfolio may invest; (b) purchase or sell commodities or commodity contracts, including futures contracts (except foreign currencies, futures on securities, currencies and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and other similar contracts and options on the foregoing); or (c) act as an underwriter of securities, except that a Portfolio may acquire restricted securities under circumstances in which, if such securities were sold, that Portfolio might be deemed to be an underwriter for purposes of the Securities Act; or

          (6) (a) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities, repurchase agreements relating thereto, and securities of other investment companies), although up to 25% of a Portfolio's total assets may be invested without regard to this restriction; or (b) invest more than 25% or more of its total assets in the securities of any one industry.

          Whenever any investment restriction states a maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of such Portfolio's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

OTHER INVESTMENT POLICIES

          REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements pertaining to the types of securities in which it invests. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vender at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Such agreements permit a Portfolio to keep all of its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. Each Portfolio requires continual maintenance of collateral held by the Fund's custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of the agreement. In the event that a vendor defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Portfolio might be delayed in, or prevented from, selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government Securities. Repurchase agreements often are for short periods such as one day or a week, but may be longer.

          ILLIQUID SECURITIES. The following investment policy, which is not fundamental and may be changed by the vote of the Board of Directors, is applicable to each of the Fund's
Portfolios.

          A Portfolio will not invest in illiquid securities if immediately after such investment more than 15% of the Portfolio's total assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction or resale, (b) options purchased by the Portfolio over-the-counter and the cover for options written by the Portfolio over-the-counter and (c) repurchase agreements not terminable within seven days.

          Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          During the coming year, each Portfolio may invest up to 5% of its total assets in restricted securities issued under
Section 4(2) of the Securities Act, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

          Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by a Portfolio could, however, affect adversely the marketability of such portfolio securities, and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices. A Portfolio's investments in Rule 144A eligible securities are not subject to the limitations described above under Section 4(2).

          The Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in each of the Fund's Portfolios that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers making quotations to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) the number of dealers undertaking to make a market in the security; (v) the nature of the security and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (vi) any applicable Commission interpretation or position with respect to such type of securities.

          FORWARD COMMITMENTS. The use of forward commitments enables the Fund's Portfolios to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, a Portfolio might be required to complete such when-issued or forward transactions at prices inferior to then current market values.

          A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Portfolio will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in the separate account of each Portfolio, cash or liquid high-grade Government Securities having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of a Portfolio, the portfolio securities themselves.

          UNRATED SECURITIES. Unrated securities will also be considered by certain Portfolios when Alliance believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.

          GENERAL. Whenever any investment policy or restriction states a minimum or maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation.

          The Fund has voluntarily agreed that each Portfolio with the ability to invest in foreign issuers will adhere to the foreign security diversification guidelines promulgated by certain State Insurance Departments. Pursuant to these guidelines, each such Portfolio will invest in issuers from a minimum of five different foreign countries. This minimum will be reduced to four different foreign countries when foreign securities comprise less than 80% of the Portfolio's net asset value, three different foreign countries when foreign securities comprise less than 60% of the Portfolio's net asset value, two different foreign countries when foreign securities comprise less than 40% of the Portfolio's net asset value and one foreign country when foreign securities comprise less than 20% of the Portfolio's net asset value. The Fund has also voluntarily agreed that each Portfolio that may invest in foreign securities will limit its investment in the securities of issuers located in any one country to 20% of the Portfolio's net asset value, except that the Portfolio may have an additional 15% of its net asset value invested in securities of issuers located in Australia, Canada, France, Japan, the United Kingdom or Germany.

          In addition, the Fund has adopted an investment policy, which is not designated a "fundamental policy" within the meaning of the 1940 Act, of intending to have each Portfolio comply at all times with the diversification requirements prescribed in
Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code") or any successor thereto and the applicable Treasury Regulations thereunder. This policy may be changed upon notice to shareholders of the Fund, but without their approval.

-----------------------------------------------------------------

                      MANAGEMENT OF THE FUND

-----------------------------------------------------------------

Board of Directors Information

               The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                     PORTFOLIOS    OTHER
                                                     IN FUND       DIRECTOR-
NAME, AGE AND                  PRINCIPAL             COMPLEX       SHIPS
ADDRESS OF DIRECTOR            OCCUPATIONS(S)        OVERSEEN      HELD BY
(YEARS OF SERVICE*)            DURING PAST 5 YEARS   BY DIRECTOR   DIRECTOR
-------------------            -------------------   -----------   ---------

DISINTERESTED DIRECTORS

Chairman of the Board

William H. Foulk, Jr.,#+ 71,   Investment adviser       116           None
2 Sound View Drive,            and an independent
Suite 100                      consultant. He was
Greenwich, CT 06830 (14)       formerly Senior
                               Manager of Barrett
                               Associates, Inc., a
                               registered
                               investment adviser,
                               with which he had
                               been associated
                               since prior to 1999.
                               He was formerly
                               Deputy Comptroller
                               and Chief Investment
                               Officer of the State
                               of New York and,
                               prior thereto, Chief
                               Investment Officer
                               of the New York Bank
                               for Savings.

Ruth Block,#+ 73,              Formerly Executive       96            None
500 S.E. Mizner Blvd.,         Vice President and
Boca Raton, FL 33432           the Chief Insurance
(12)                           Officer of The
                               Equitable Life
                               Assurance Society of
                               the United States;
                               Chairman and Chief
                               Executive Officer of
                               Evlico; Director of
                               Avon, BP (oil and
                               gas), Ecolab
                               Incorporated
                               (specialty
                               chemicals), Tandem
                               Financial Group and
                               Donaldson, Lufkin &
                               Jenrette Securities
                               Corporation; former
                               Governor at Large,
                               National Association
                               of Securities
                               Dealers, Inc.

David H. Dievler,#+ 74,        Independent              100           None
P.O. Box 167,                  consultant. Until
Spring Lake, NJ 07762 (14)     December 1994 he was
                               Senior Vice
                               President of
                               Alliance Capital
                               Management
                               Corporation ("ACMC")
                               responsible for
                               mutual fund
                               administration.
                               Prior to joining
                               ACMC in 1984 he was
                               Chief Financial
                               Officer of Eberstadt
                               Asset Management
                               since 1968. Prior to
                               that he was a Senior
                               Manager at Price
                               Waterhouse & Co.
                               Member of American
                               Institute of
                               Certified Public
                               Accountants since
                               1953.

John H. Dobkin,#+ 61,          Consultant. Formerly     98            None
P.O. Box 12,                   President of Save
Annandale, NY 12504 (12)       Venice, Inc.
                               (preservation
                               organization) from
                               2001 - 2002, Senior
                               Advisor from June
                               1999 - June 2000 and
                               President of
                               Historic Hudson
                               Valley (historic
                               preservation) from
                               December 1989 - May
                               1999. Previously,
                               Director of the
                               National Academy of
                               Design and during
                               1988-1992, Director
                               and Chairman of the
                               Audit Committee of
                               ACMC.

Clifford L. Michel,#+ 64,      Senior Counsel of        97            Placer
15 St. Bernard's Road,         the law firm of                        Dome,
Gladstone, NJ 07934 (12)       Cahill Gordon &                        Inc.
                               Reindel since
                               February 2001, and a
                               partner of that firm
                               for more than
                               twenty-five years
                               prior thereto. He is
                               President and Chief
                               Executive Officer of
                               Wenonah Development
                               Company
                               (investments) and a
                               Director of the
                               Placer Dome, Inc.
                               (mining).

Donald J. Robinson, #+ 69,     Senior Counsel to        96            None
98 Hell's Peak Road,           the law firm of
Weston, VT 05161 (8)           Orrick, Herrington &
                               Sutcliffe LLP since
                               prior to 1999.
                               Formerly a senior
                               partner and a member
                               of the Executive
                               Committee of that
                               firm. He was also a
                               member and Chairman
                               of the Municipal
                               Securities
                               Rulemaking Board and
                               Trustee of the
                               Museum of the City
                               of New York.

--------
*    There is no stated term of office for the Fund's Directors.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

          The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met four times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Directors. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.


          The Nominating Committee has a charter and, pursuant to the charter, the Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have owned at least 5% of a Portfolio's common stock for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the Fund will make a public notice specifying the deadline for the submission. The Fund will make the public notice at least 30 days prior to the deadline for the submission, which is expected to be approximately 120 days prior to the anticipated date of the proxy statement for the annual meeting. The Fund may make the public notice in a shareholder report or other mailing to shareholders or by other means deemed by the Nominating Committee or the Board to be reasonably calculated to inform shareholders.


          Shareholders submitting a candidate for consideration by the Nominating Committee must provide the following information to the Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of a Portfolio owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of a Portfolio of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.


          The Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.


          The Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Nominating Committee will not consider self-nominated candidates. The Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, the candidate's ability to qualify as a disinterested Director and such other criteria as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

          In approving the most recent annual continuance of the Fund's Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Directors were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board with experienced counsel that is independent of the Adviser.

          The Directors' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of each portfolio, as well as senior management's attention to any portfolio management issues, were considered. Each Portfolio's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Directors also considered the expense limitation agreements for certain Portfolios that set expense caps on overall Portfolio expenses and provide for waiver of fees by the Adviser or reimbursement if needed to meet such caps, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent auditors in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Advisory Agreement, the Directors compared the fees and overall expense levels of each Portfolio to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Directors also considered the fees of each Portfolio as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Directors considered information provided by the Adviser concerning the Adviser's profitability with respect to each Portfolio, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Directors took into account not only the fees paid by each Portfolio, but also so-called fallout benefits to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating each Portfolio's advisory fees, the Directors also took into account the demands, complexity and quality of the investment management of the Portfolios.

          The Directors also considered the business reputation of the Adviser and its financial resources. The Directors evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of each Portfolio to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each director and the aggregate dollar range of securities of all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.

                                               Aggregate Dollar
                                               Range of Equity
                           Dollar Range of     Securities in the
                           Equity Securities   AllianceBernstein
                           in the Fund as of   Fund Complex as of
                           December 31, 2003   December 31, 2003
                           -----------------   -----------------

Ruth Block                          None        Over $100,000
David H. Dievler                    None        Over $100,000
John H. Dobkin                      None        Over $100,000
William H. Foulk, Jr.               None        Over $100,000
Clifford L. Michel                  None        Over $100,000
Donald J. Robinson                  None        Over $100,000

Officer Information

Certain information concerning the Fund's officers is set forth below.

                              Position(s)       Principal Occupation
Name, Address* and (Age)      Held with Fund    During Past 5 Years
------------------------      --------------    -------------------

Marc O. Mayer, (41)           President         Executive Vice
                                                President of ACMC**
                                                since 2001; prior
                                                thereto, he was Chief
                                                Executive Officer of
                                                SCB & Co. and its
                                                predecessor since
                                                prior to 1999.

Kathleen A. Corbet, (44)      Senior Vice       Executive Vice
                              President         President of ACMC,**
                                                with which she has
                                                been associated since
                                                prior to 1999.

Andrew M. Aran, (47)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Bruce K. Aronow, (37)         Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since 1999. Prior
                                                thereto, he was a Vice
                                                President at INVESCO.

Edward D. Baker, III, (53)    Vice President    Senior Vice President
                                                and Chief Investment
                                                Officer - Emerging
                                                Markets of ACMC,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Michael R. Baldwin, (46)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Thomas J. Bardong, (59)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Stephen Beinhacker, (39)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Matthew D. W. Bloom, (47)     Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Russel I. Brody, (37)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Frank V. Caruso, (47)         Vice President    Senior Vice President
                                                of Shields/ACMC,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

John F. Chiodi, (38)          Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Michael P. Curcio, (38)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Henry S. D'Auria, (42)        Vice President    Senior Vice President
                                                of ACMC** since
                                                October 2000 and Chief
                                                Investment Officer of
                                                Emerging Markets Value
                                                Equities and Co-Chief
                                                Investment Officer of
                                                International Value
                                                Equities since June
                                                2003. Prior thereto,
                                                he was Director of
                                                Research-Small Cap
                                                Value Equities and
                                                Director of
                                                Research-Emerging
                                                Markets Value Equities
                                                of Sanford C.
                                                Bernstein & Co., Inc.
                                                ("SCB") since prior to
                                                1999.

Paul J. DeNoon, (42)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Joseph C. Dona, (43)          Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Marilyn G. Fedak, (57)        Vice President    Senior Vice President
                                                and Chief Investment
                                                Officer - U.S. Value
                                                Equities and an
                                                Executive Vice
                                                President at ACMC**
                                                since October 2000.
                                                Prior thereto, she was
                                                Chief Investment
                                                Officer and Chairman
                                                of the U.S. Equity
                                                Investment Policy
                                                Group at SCB & Co.
                                                since prior to 1999.

Norman M. Fidel, (57)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Eric J. Franco, (44)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Gina M. Griffin, (44)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since prior
                                                to 1999.

Geoffrey Hauck, (39)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

William Johnston, (43)        Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Thomas Kamp, (42)             Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

James E. Kennedy, Jr., (43)   Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

David A. Kruth, (40)          Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since 1999.

Susanne M. Lent, (34)         Vice President    Vice President of
                                                ACMC,** with which she
                                                has been associated
                                                since 1999.

Alan E. Levi, (54)            Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Michael J. Levy, (34)         Vice President    Assistant Vice
                                                President of ACMC,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Giulio A. Martini, (48)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Seth J. Masters, (44)         Vice President    Senior Vice President
                                                of ACMC** and Chief
                                                Investment Officer of
                                                Style Blend and Core
                                                Equity Services and
                                                headed U.S. and Global
                                                Style Blend teams at
                                                ACMC** since October
                                                2000. Prior thereto,
                                                he was Chief
                                                Investment Officer for
                                                Emerging Markets Value
                                                at SCB since prior to
                                                1999.

Melanie A. May, (34)          Vice President    Vice President of
                                                ACMC** since 2000;
                                                prior thereto, she was
                                                as Assistant Vice
                                                President at SCB since
                                                prior to 1999.

Michael Mon, (35)             Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since June 1999. Prior
                                                thereto, he was a
                                                Portfolio Manager at
                                                Brundage, Story and
                                                Rose since 1999.

Ranji H. Nagaswami, (40)      Vice President    Senior Vice President
                                                of ACMC** since 1999.
                                                Prior thereto, she was
                                                a managing director
                                                and co-head of U.S.
                                                Fixed Income at UBS
                                                Brinson since prior to
                                                1999.

Daniel Nordby, (60)           Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jimmy K. Pang, (30)           Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Raymond J. Papera, (48)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Joseph G. Paul, (44)          Vice President    Senior Vice President
                                                of ACMC** and Chief
                                                Investment Officer -
                                                Small Cap Value
                                                Equities since 2002.
                                                He is also Chief
                                                Investment Officer of
                                                Advanced Value at
                                                ACMC** since October
                                                2000 and held the same
                                                position at SCB since
                                                prior to 1999.

Douglas J. Peebles, (38)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jeffrey S. Phlegar, (37)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Daniel G. Pine, (52)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Michael J. Reilly, (39)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Paul C. Rissman, (47)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Thomas A. Schmitt, (46)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jane Scheirov, (34)           Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since prior
                                                to 1999.

Karen Sesin, (45)             Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since 1999.
                                                Prior thereto, she was
                                                a Chief Investment
                                                Officer for Waycrosse,
                                                Inc., an investment
                                                company affiliated
                                                with Cargill, Inc.,
                                                since prior to 1999.

Lawrence J. Shaw, (53)        Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Kevin F. Simms, (38)          Vice President    Senior Vice President
                                                and Director of
                                                Research for
                                                International Value
                                                and Global Value
                                                Equities at ACMC**
                                                since October 2000.
                                                Prior thereto, he was
                                                Director of Research
                                                of SCB & Co. since
                                                1999.

Michael A. Snyder, (42)       Vice President    Senior Vice President
                                                of ACMC** since May,
                                                2001. Previously he
                                                was a Managing
                                                Director in the high
                                                yield asset management
                                                group at Donaldson,
                                                Lufkin & Jenrette
                                                Corporation from 1998
                                                to 2001.

Annie C. Tsao, (51)           Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since prior
                                                to 1999.

Francis X. Souzzo, (46)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Christopher M. Toub, (44)     Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jean Van De Walle, (45)       Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Richard A. Winge, (52)        Vice President    Senior Vice President
                                                and Managing Director
                                                of AllianceBernstein
                                                Investment and
                                                Research Management,
                                                Inc. ("ABIRM"),** with
                                                which he has been
                                                associated since prior
                                                to 1999.

Aaron J. Hoffman, (31)        Assistant Vice    Vice President of
                              President         ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Patricia Post, (35)           Assistant Vice    Assistant Vice
                              President         President of ACMC,**
                                                with which she has
                                                been associated since
                                                prior to 1999.

Mark D. Gersten, (53)         Treasurer and     Senior Vice President
                              Chief Financial   of AGIS** and Vice
                              Officer           President of ABIRM,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Mark R. Manley, (41)          Secretary         Senior Vice President
                                                and Acting General
                                                Counsel of ACMC,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Andrew L. Gangolf, (49)       Assistant         Senior Vice President
                              Secretary         and Assistant General
                                                Counsel of ABIRM,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Thomas R. Manley, (52)        Controller        Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

--------
*    The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM and AGIS are affiliates of the Fund.

          The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during the Fund's fiscal year ended December 31, 2003, the aggregate compensation paid to each of the Directors during calendar year 2003 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.


                                                       TOTAL
                                                       NUMBER OF       TOTAL
                                                       REGISTERED      NUMBER OF
                                                       INVESTMENT      INVESTMENT
                                                       COMPANIES       PORTFOLIOS
                                                       IN THE          IN THE
                                                       ALLIANCE-       ALLIANCE-
                                         TOTAL         BERNSTEIN       BERNSTEIN
                                        COMPENSATION   FUND COMPLEX,   FUND COMPLEX,
                                        FROM THE       INCLUDING THE   INCLUDING
                                        ALLIANCE-      FUND,           THE FUND,
                                        BERNSTEIN      AS TO WHICH     AS TO WHICH
                       AGGREGATE        FUND COMPLEX,  THE DIRECTOR    THE DIRECTOR
                       COMPENSATION     INCLUDING      IS A DIRECTOR   IS A DIRECTOR
NAME OF DIRECTOR       FROM THE FUND    THE FUND       OR TRUSTEE      OR TRUSTEE
----------------       -------------    --------       ----------      ----------
Ruth Block             $3,947           $205,550          43             96
David H. Dievler       $3,937           $264,400          47             100
John H. Dobkin         $3,937           $234,550          45             98
William H. Foulk, Jr.  $3,942           $248,650          48             116
Clifford L. Michel     $3,933           $209,550          44             97
Donald J. Robinson     $3,938           $205,347          43             96


          As of April 5, 2004 the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ADVISER

          Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

          Alliance is a leading global investment management firm supervising client accounts with assets as of December 31, 2003, totaling approximately $ 475 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.


          Alliance is registered as an investment adviser under the Investment Advisers Act of 1940. As of March 31, 2004, Alliance Capital Management Holding L.P. ("Holding"), a Delaware limited partnership, owned approximately 31.5% of the issued and outstanding units of limited partnership interest in Alliance ("Alliance Units"). Units representing assignments of beneficial ownership of limited partnership interests in holding ("Holding Units") trade publicly on the New York Stock Exchange under the ticker symbol "AC". Alliance Units do not trade publicly and are subject to significant restrictions on transfer. ACMC is the general partner of both Alliance and Holding. ACMC owns 100,000 general partnership units in Holding and a 1% general partnership interest in Alliance. ACMC is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.


          As of March 31, 2004, AXA, AXA Financial, The Equitable Life Assurance Society of the United States ("Equitable") and certain subsidiaries of Equitable beneficially owned approximately 57.3% of the issued and outstanding Alliance Units and approximately 1.8% of the issued and outstanding Holding Units which, including the general partnership interests in Alliance and Holding, represent an economic interest of approximately 58.4% in Alliance. As of March 31, 2004, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., beneficially owned approximately 9.7% of the issued and outstanding Alliance Units.


          AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. Equitable is an indirect wholly-owned subsidiary of AXA Financial.


          Based on information provided by AXA, as of February 1, 2004, approximately 16.89% of the issued ordinary shares (representing 27.55% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of February 1, 2004, 71.11% of the shares (representing 80.36% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 21.32% of the shares of Finaxa (representing 12.80% of the voting power) were owned by BNP Paribas, a French bank. As of February 1, 2004, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.17% of the issued ordinary shares (representing 32.94% of the voting power) of AXA.


          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's Directors including the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act, of any such party, at a meeting called for the purpose and held on September 10, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Advisory Agreement. The Advisory Agreement was amended as of July 22, 1996 to provide for the addition of the Small Cap Growth Portfolio. The Advisory Agreement was amended as of May 1, 2004 to provide for the addition of the Wealth Appreciation Strategy and the Balanced Wealth Strategy.

          The Adviser provides investment advisory services and order placement facilities for each of the Fund's Portfolios and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers.

          The Fund has, under the Advisory Agreement, assumed obligation to pay for all other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, the Fund may also utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's Board of Directors. For Small Cap Growth Portfolio, the Adviser received $75,000 for such services for the fiscal year ended December 31, 2003.

          The following table sets forth the contractual annual percentage rate of average daily net asset value that each of the Portfolios pays the Adviser and, effective as of January 1, 2004, the annual percentage rate of average daily net asset value under the Advisor's waiver of a portion of its advisory fee, which is expected to continue for a period of at least five years:


                                    Contractual              Fee
                                        Fee              After Waiver
                                        ---              ------------

     AllianceBernstein Small Cap
        Growth Portfolio                 1.000%           0.75%
     AllianceBernstein Wealth
        Appreciation Strategy
        Portfolio                        .650%            0.65%
     AllianceBernstein Balanced
        Wealth Strategy Portfolio        .550%            0.55%


          For the Small Cap Growth Portfolio, the Adviser received for such services for the fiscal years ended December
31, 2001, 2002 and 2003, $1,683,682, $1,235,887 and $872,356,
respectively.


          The Adviser has contractually agreed to waive its fees and bear certain expenses so that total Portfolio expenses do not exceed on an annual basis 1.20% of average daily net assets for Class A Shares of the Wealth Appreciation Strategy and the Balanced Wealth Strategy. This waiver extends through May 1, 2006 for the Wealth Appreciation Strategy and the Balanced Wealth Strategy and may be extended by Alliance for additional one-year terms.

          Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of the particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

          The Advisory Agreement is terminable with respect to any Portfolio without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of such Portfolio or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

          The Advisory Agreement continues in effect until each December 31, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of such parties as defined by the 1940 Act. Most recently, continuance of the Agreement was approved for an additional annual term by the Board of Directors, including a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting held on November 17-18, 2003.

          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Disciplined Growth Fund, Inc., AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Dynamic Growth Fund, Inc., AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Municipal Trust, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Small Cap Growth Fund, Inc., AllianceBernstein Technology Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., The AllianceBernstein Portfolios, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

-----------------------------------------------------------------

                PURCHASE AND REDEMPTION OF SHARES

-----------------------------------------------------------------

          The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares."

          Shares of each Portfolio are offered at net asset value on a continuous basis to the separate accounts of certain life insurance companies (the "Insurers") without any sales or other charge. The separate accounts of insurance companies place orders to purchase shares based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected pursuant to variable contracts funded by shares of the Portfolio. The Fund reserves the right to suspend the sale of its shares in response to conditions in the securities markets or for other reasons. See the prospectus of the separate account of the participating insurance company for more information on the purchase of shares.


          The Insurers maintain omnibus account arrangements with the Fund in respect of one or more Portfolios and place aggregate purchase, redemption and exchange orders for shares of a Portfolio corresponding to orders placed by the Insurer's customers ("Contractholders") who have purchased contracts from the Insurers, in each case, in accordance with the terms and conditions of the relevant contract. Omnibus account arrangements maintained by the Insurers are discussed below under "Limitations on Ability to Detect and Curtail Excessive Trading Practices".


          Right to Restrict, Reject or Cancel Purchase and
Exchange Orders. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order placed by an Insurer for any reason.


          Policy Regarding Excessive or Short Duration Trading. Purchases and exchanges of shares of the Portfolios should be made for long term investment purposes only. The Fund, as a matter of policy, seeks to prevent excessive purchases and sales or exchanges of shares of the Portfolios. Such practices are commonly referred to as "market timing" or "short duration trading." The Fund will seek to prevent such practices to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity, and subject to such limitations as may result from the terms and conditions contained in certain of the contracts as described below. The Fund, Alliance, AllianceBernstein Investment Research and Management, Inc. ("ABIRM") and Alliance Global Investor Services, Inc. ("AGIS") each reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.


          Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures with respect to purchase, sale and exchange activity in shares of the Portfolios. These surveillance procedures involve scrutinizing individual Insurers' omnibus transaction activity in shares of the Portfolios in order to seek to ascertain whether any such activity attributable to one or more Contractholders might constitute market timing or short duration trading. Insurers' omnibus transaction activity identified by these surveillance procedures, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might indicate excessive or short duration trading activity attributable to one or more Contractholders.


          Account Blocking Procedures. When a particular transaction or pattern of transactions identified by the surveillance procedures described above is determined by the Fund, ABIRM or AGIS, in its sole discretion, to be excessive or short duration trading in nature, the relevant Insurers' omnibus account(s) in respect of shares of the relevant Portfolio(s) will be promptly "blocked" with respect to any future purchase or exchange activity, except to the extent the Fund, ABIRM or AGIS has been informed in writing that the terms and conditions of a particular contract may limit the Fund's ability to apply its market timing policy to Contractholder activity as discussed below. As a result, any Contractholder seeking to engage through an Insurer in purchase or exchange activity in shares of one or more Portfolios under a particular contract will be prevented from doing so. However, sales of shares of a Portfolio back to the Fund will continue to be permitted in accordance with the terms of the Portfolio's prospectus. Insurers' omnibus accounts that are so blocked will generally remain blocked unless and until an Insurer provides evidence or assurance acceptable to the Fund, ABIRM or AGIS that one or more Contractholders did not or will not in the future engage in excessive or short duration trading.


          Limitations on Ability to Detect and Curtail Excessive Trading Practices. Insurers utilizing omnibus account arrangements may not identify to the Fund, ABIRM or AGIS Contractholders' transaction activity relating to shares of a particular Portfolio on an individual basis. Consequently, the Fund, ABIRM and AGIS may not be able to detect excessive or short duration trading in shares of a Portfolio attributable to a particular Contractholder who effects purchase and redemption and/or exchange activity in shares of the Portfolio through an Insurer acting in an omnibus capacity. In seeking to prevent excessive or short duration trading in shares of the Portfolios, including the maintenance of any transaction surveillance or account blocking procedures, the Fund, ABIRM and AGIS consider the information actually available to them at the time.


          Contractholders should be aware that, even if the Fund, ABIRM or AGIS, in its sole discretion, determines that a particular Insurer's omnibus transaction activity in shares of a Portfolio attributable to one or more other Contractholders may constitute excessive or short duration trading, the terms and conditions of the relevant contract may limit the ability of the Fund, ABIRM or AGIS, or the Insurer to curtail the Contractholder's activity. This means that even after the detection of such possible Contractholder activity, the affected Portfolio may continue to suffer the effects of excessive or short duration trading.


          Risks Associated with Excessive or Short Duration Trading Generally. While the Fund, ABIRM and AGIS will try to prevent market timing by utilizing the procedures described above, these procedures may not be successful in identifying or stopping excessive or short duration trading attributable to particular Contractholders in all circumstances. Excessive purchases and sales or exchanges of shares of Portfolios may adversely affect a Portfolio's performance and the interests of those Contractholders pursuing a long-term investment strategy. Volatility resulting from excessive purchases and sales or exchanges of shares of a Portfolio, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to the Insurers in connection with Contractholders' transaction activity under the contracts. Also, excessive purchases and sales or exchanges of shares of a Portfolio may force a particular Portfolio to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Portfolio's shares may force a particular Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short duration trading activity.


          In addition, a Portfolio may incur increased expenses if one or more Contractholders engage in excessive purchase and sale or exchange activity. For example, if a Portfolio is forced to liquidate investments due to short duration trading activity attributable to one or more Contractholders, it may incur increased brokerage costs without attaining any investment advantage. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short duration trading activity.


          Investments in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a Contractholder engaging in a short duration strategy to exploit a particular Portfolio's share prices that are based on closing prices of foreign securities established some time before the Fund, or its agents, calculates the share price of the relevant Portfolio. In addition, a Contractholder engaging in a short duration strategy may target a Portfolio that does not invest primarily in foreign securities. For example, investments in certain fixed-income securities such as high yield bonds or certain asset backed securities may also constitute an effective vehicle for a Contractholder's short duration trading strategy.


          Risks Resulting from Imposition of Account Blocks in Response to Excessive or Short Duration Trading Activity. If, pursuant to the transaction surveillance and account blocking procedures described above, the Fund or its agents, ABIRM or AGIS, in its sole discretion, blocks a particular Insurer's omnibus account with the Fund in respect of one or more Portfolios, Contractholders seeking to engage in purchase or exchange activity in shares of the affected Portfolio(s) will be prevented from doing so. Further, as a result of any account block, a Contractholder will be prevented from engaging in purchase and exchange activity that otherwise may be permitted pursuant to a particular contract regardless of whether the Contractholder has actually engaged in the market timing or short duration trading activity resulting in such account block. As described above, sales of shares of a Portfolio back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's prospectus. However, it could be disadvantageous for a Contractholder to redeem a Portfolio's shares if the shares have declined in value. A Contractholder who does not wish to redeem his or her shares effectively may be "locked" into an investment in shares of one or more of the Portfolios that the Contractholder did not intend to hold on a long-term basis or that may not be appropriate for the Contractholder's risk profile.

REDEMPTION OF SHARES

          An insurance company separate account may redeem all or any portion of the shares in its account at any time at the net asset value next determined after a redemption request in the proper form is furnished to the Fund. Any certificates representing shares being redeemed must be submitted with the redemption request. Shares do not earn dividends on the day they are redeemed, regardless of whether the redemption request is received before or after the time of computation of net asset value that day. There is no redemption charge. The redemption proceeds will normally be sent within seven days.

          The right of redemption may be suspended or the date or payment may be postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by a Portfolio is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of a Portfolio's net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund. For information regarding how to redeem shares in the Fund please see your insurance company separate account prospectus.

          The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's securities at the time of such redemption or repurchase. Payment either in cash or in portfolio securities received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

-----------------------------------------------------------------

                         NET ASSET VALUE

-----------------------------------------------------------------

          For all of the Portfolios the per share net asset value is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by a Portfolio on each Portfolio business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Portfolio's per share net asset value is calculated by dividing the value of a Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Portfolio's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the following Pricing Policies.

          With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

          (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

          (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price;

          (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

          (d) listed put or call options purchased by a Portfolio are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

          (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

          (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

          (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

          (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

          (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker-dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

          (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker-dealer in such security; and

          (k) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

          With respect to securities for which market quotations are not readily available, the security will be valued at fair value in accordance with policies and procedures adopted by the Board of Directors.

          Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Portfolio business day. In addition, trading in foreign markets may not take place on all Portfolio business days. Furthermore, trading may take place in various foreign markets on days that are not Portfolio business days. Each Portfolio's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Portfolio's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

          Each Portfolio may suspend the determination of its net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining a Portfolio's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

          The assets attributable to the Class A shares and Class B shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by each Portfolio in accordance with Rule 18f-3 under the 1940 Act.

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                      PORTFOLIO TRANSACTIONS

-----------------------------------------------------------------

          Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers or dealers regarding the placement of securities transactions because of research or statistical services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities and Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with the Fund.

          The Fund will deal in some instances in equity securities which are not listed on a national stock exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers, but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

          The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser and the Fund's distributor, for which SCB & Co. may receive a portion of the brokerage commission. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          During the fiscal years ended December 31, 2001, 2002 and 2003, the Small Cap Growth Portfolio incurred brokerage commissions amounting in aggregate to $363,862, $720,495 and $433,127. During the fiscal years ended December 31, 2001, 2002 and 2003, the Small Cap Growth Portfolio paid to SCB & Co. brokerage commissions amounting in the aggregate to $0, $3,444 and $0, respectively. During the fiscal year ended December 31, 2003, of the Small Cap Growth Portfolio's aggregate dollar amount of brokerage commissions, 0% were effected through SCB & Co. During the fiscal year ended December 31, 2003, the brokerage commissions paid to SCB & Co. constituted 0.12% of the Portfolio's aggregate dollar amount of the brokerage transactions involving the payment of commissions.

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                DIVIDENDS, DISTRIBUTIONS AND TAXES

-----------------------------------------------------------------

          Each Portfolio of the Fund qualified and intends to continue to qualify to be taxed as a regulated investment company under the Code. If so qualified, each Portfolio will not be subject to federal income and excise taxes on its investment company taxable income and net capital gain to the extent such investment company taxable income and net capital gain are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from any Portfolio are not currently taxable to the holder of a variable annuity or variable life insurance contract when left to accumulate within such variable annuity or variable life insurance contract. Distributions of net investment income and net short-term capital gains will be treated as ordinary income and distributions of net long-term capital gains will be treated as long-term capital gain in the hands of the insurance companies.

          Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (which for this purpose should include obligations issued by foreign governments), such Portfolio will be eligible to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Portfolio. If eligible, each such Portfolio intends to file such an election, although there can be no assurance that such Portfolio will be able to do so.

          Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be adequately diversified, in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. Each Portfolio plans to satisfy these conditions at all times so that the shares of such Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code.

          For information concerning the federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

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                       GENERAL INFORMATION

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CAPITALIZATION

          The Fund was organized as a Maryland corporation in 1987 under the name "Alliance Variable Products Series Fund, Inc." The name of the Fund became "AllianceBernstein Variable Products Series Fund, Inc." on May 1, 2003. The Small Cap Growth Portfolio's name was changed from AllianceBernstein Quasar Portfolio on May 3, 2004. Prior to May 1, 2003 it was known as Alliance Quasar Portfolio.

          The Fund's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such election of Directors will not be able to elect any person or persons to the Board of Directors.

          All shares of the Fund when duly issued will be fully paid and nonassessable. The Board of Directors is authorized to reclassify any unissued shares into any number of additional series and classes without shareholder approval. Accordingly, the Board of Directors in the future, for reasons such as the desire to establish one or more additional Portfolio's with different investment objectives, policies or restrictions or to establish additional channels of distribution, may create additional series and classes of shares. Any issuance of shares of such additional series and classes would be governed by the 1940 Act and the laws of the State of Maryland.

          If shares of another series were issued in connection with the creation of the new portfolio, each share of any of the Fund's Portfolio would normally be entitled to one vote for all purposes. Generally, shares of each Portfolio would vote as a single series for the election of directors and on any other matter that affected each Portfolio in substantially the same manner. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each Portfolio would vote as separate series. Moreover, the Class B shares of each Portfolio will vote separately with respect to matters relating to the 12b-1 Plan(s) adopted in accordance with Rule 12b-1 under the 1940 Act. Meetings of shareholders may be called by 10% of the Fund's outstanding shareholders.

          As of April 5, 2004 there were 5,940,901 shares of Class A common stock of AllianceBernstein Small Cap Growth
Portfolio. To the knowledge of the Fund, the following persons owned of record or beneficially, 5% or more of the Class A shares of the Small Cap Growth Portfolio as of April 5, 2004.

                                                       NUMBER OF   % OF
                                                       CLASS A     CLASS A
PORTFOLIO                 NAME AND ADDRESS             SHARES      SHARES
---------                 ----------------             ------      ------

AllianceBernstein Small   AIG Life Insurance
Cap Growth Portfolio      Company
                          Attn: Ed Bacon
                          600 N. King Street
                          Wilmington, DE 19801         4,536,919   76.30%

                          American International
                          Life Insurance Co. of
                          New York
                          Attn: Ed Bacon
                          600 N. King St.
                          Wilmington, DE 19801-3708      571,962    9.62%

                          ING Life Insurance and
                          Annuity Company
                          151 Farmington Ave. # TN41
                          Hartford, CT 06156-0001        424,530    7.14%

CUSTODIAN

          State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

PRINCIPAL UNDERWRITER

          ABIRM, 1345 Avenue of the Americas, New York, New York
10105, serves as the Fund's Principal Underwriter.

COUNSEL

          Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward &
Kissel LLP, New York, New York.

INDEPENDENT AUDITORS

          Ernst & Young LLP, 5 Times Square, New York, NY 10036, has been appointed as independent auditors for the Fund.

SHAREHOLDER APPROVAL

          The capitalized term "Shareholder Approval," as used in this SAI means (1) the vote of 67% or more of the shares of that Portfolio represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares of that Portfolio, whichever is less.

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     FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS

-----------------------------------------------------------------

          The financial statements and the report of Ernst & Young LLP for Small Cap Growth Portfolio of AllianceBernstein Variable Products Series Fund, Inc. are incorporated herein by reference to the Portfolio's annual report. The annual report is dated December 31, 2003 and was filed on Form N-CSR with the Commission on March 10, 2004. It is available without charge upon request by calling AGIS at (800) 227-4618.

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                           APPENDIX A:

             FUTURES CONTRACTS AND OPTIONS ON FUTURES
                 CONTRACTS AND FOREIGN CURRENCIES

-----------------------------------------------------------------

FUTURES CONTRACTS

          Portfolios of the Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial or stock indices including any index of U.S. Government Securities, Foreign Government Securities, corporate debt securities or common stock. U.S. futures contracts have been designed by exchanges which have been designated contracts markets by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          At the same time a futures contract is purchased or sold, a Portfolio must allocate cash or securities as a deposit payment (initial deposit). It is expected that the initial deposit would be approximately 1 1/2%-5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contracts value.

          At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

          Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

INTEREST RATE FUTURES

          The purpose of the acquisition or sale of a futures contract, in the case of a portfolio such as a Portfolio of the Fund, which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currency. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Portfolio to maintain a defensive position without having to sell its portfolio securities.

          Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities (from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

          In addition, futures contracts entail risks. Although a Portfolio may believe that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

STOCK INDEX FUTURES

          A Portfolio may purchase and sell stock index futures as a hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the stock, the Portfolio will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, a Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the index, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Portfolio may buy or sell fewer stock index futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the stock index, or it is otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. However, over time the value of a diversified portfolio should tend to move in the same direction as the market indices upon which the futures are based, although there may be deviations arising from differences between the composition of the Portfolio and the stocks comprising the index.

          Where futures are purchased to hedge against a possible increase in the price of stock before a Portfolio is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible that the market may decline instead. If a Portfolio then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

          In addition the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the investment adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          The Adviser intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

OPTIONS ON FUTURES CONTRACTS

          Portfolios of the Fund intend to purchase and write options on futures contracts for hedging purposes. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, a Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge the Portfolio's portfolio against the risk of rising interest rates.

          The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

OPTIONS ON FOREIGN CURRENCIES

          Portfolios of the Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolios will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

          Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolios may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

          Portfolios of the Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against an anticipated increase in the U.S. Dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          Portfolios of the Fund intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government Securities and other high grade liquid debt securities in a segregated account with the Fund's custodian.

          Portfolios of the Fund also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. Dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with the Fund's custodian, cash or U.S. Government Securities or other high quality liquid debt securities (or, in the case of the Americas Government Income Portfolio and the Utility Income Portfolio, high grade liquid debt securities) in an amount not less than the value of the underlying foreign currency in U.S. Dollars marked to market daily.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS,
FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

          Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Commission. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to regulation by the Commission. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

          In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

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                           APPENDIX B:

                             OPTIONS

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          Portfolios of the Fund will only write covered put and
call options, unless such options are written for cross-hedging purposes. The manner in which such options will be deemed covered is described in the Prospectus under the heading "Other
Investment Policies and Techniques -- Options."

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of a listed option that wishes to terminate its obligation may effect a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writers position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of a listed option may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following:
(i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange (Exchange) on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call option against that security. The exercise price of the call the Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money) or above (out-of-the-money) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the- money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out- of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

          A Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

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                           APPENDIX C:

             STATEMENT OF POLICIES AND PROCEDURES FOR
                          VOTING PROXIES

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Introduction

          As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

          This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both U.S. and global securities.

Proxy Policies

          This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Committees

          Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

Conflicts of Interest

          Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

Proxies of Certain Non-U.S. Issuers

          Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

Proxy Voting Records

          Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Acting General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

00250.0292 #460243

[LOGO]                        ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                   SERIES FUND, INC.

           ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
     ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY PORTFOLIO
       ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO

-----------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P. O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672

-----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                           May 3, 2004

-----------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the Prospectus dated May 3, 2004 for AllianceBernstein Variable Products Series Fund, Inc. (the "Fund") that offers Class B shares. A separate Prospectus and SAI relates to the Fund's Class A shares. Financial Statements for each Portfolio of the Fund for the year ended December 31, 2003 are included in each Portfolio's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectuses of the Fund and the annual reports for the Portfolios of the Fund may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or telephone number shown above.

                        TABLE OF CONTENTS

                                                             PAGE

Introduction.................................................
Investment Policies and Restrictions.........................
   AllianceBernstein Small Cap Growth Portfolio..............
   AllianceBernstein Wealth Appreciation Strategy
   Portfolio.................................................
   AllianceBernstein Balanced Wealth Strategy Portfolio......
Other Investment Policies....................................
Management of the Fund.......................................
Purchase and Redemption of Shares............................
Net Asset Value..............................................
Portfolio Transactions.......................................
Dividends, Distributions and Taxes...........................
General Information..........................................
Financial Statements and Report of Independent Auditors......
Appendix A - Futures Contracts and Options on
   Futures Contracts and Foreign Currencies.................. A-1
Appendix B - Options......................................... B-1
Appendix C - Statement of Policies and Procedures
   For Voting Proxies........................................ C-1

--------
SM:  This is a service mark used under license from the owner.

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                           INTRODUCTION

-----------------------------------------------------------------

          The Fund is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described in the Fund's Prospectus, which have differing investment objectives and policies. The Fund currently has twenty-two Portfolios. This SAI relates only to AllianceBernstein Small Cap Growth Portfolio ("Small Cap Growth Portfolio"), AllianceBernstein Wealth Appreciation Strategy Portfolio ("Wealth Appreciation Strategy") and AllianceBernstein Balanced Wealth Strategy Portfolio ("Balanced Wealth Strategy").

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               INVESTMENT POLICIES AND RESTRICTIONS

-----------------------------------------------------------------

          The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of each Portfolio set forth in the Fund's Prospectus. Except as noted below, the investment policies described below are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the affected Portfolio or Portfolios; however, shareholders will be notified prior to a material change in such policies.

          Whenever any investment policy or restriction states a minimum or maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of such Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in value or net assets will not be considered a violation.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

          For a general description of the Portfolio's investment policies, see the Fund's Prospectus.

          Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Portfolio's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets.

          It is the policy of the Portfolio to invest principally in equity securities (common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks); however, it may also invest to a limited degree in non-convertible bonds and preferred stocks when, in the judgment of Alliance Capital Management L.P. ("Alliance" or the "Adviser"), such investments are warranted to achieve the Portfolio's investment objective. When business or financial conditions warrant, a more defensive position may be assumed and the Portfolio may invest in short-term fixed-income securities, in investment grade debt securities or preferred stocks, or it may hold its assets in cash.

          The Portfolio may invest in both listed and unlisted domestic and foreign securities, in restricted securities, and in other assets having no ready market, but not more than 15% of the Portfolio's total assets may be invested in all such restricted or not readily marketable assets at any one time. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under Rule 144 or 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"). Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities and other not readily marketable assets will be valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.

          The Portfolio intends to invest in special situations from time to time. A special situation arises when, in the opinion of the Portfolio's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities. The Portfolio will not, however, purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such purchase would cause the Portfolio's investments in such companies, taken at cost, to exceed 25% of the value of the Portfolio's total assets.

ADDITIONAL INVESTMENT POLICIES AND PRACTICES

          The following additional investment policies supplement those set forth in the Prospectus.

          GENERAL. In seeking to attain its investment objective of growth of capital, the Portfolio supplements customary investment practices by engaging in a broad range of investment techniques including short sales against the box, writing call options, purchases and sales of put and call options written by others and investing in special situations. These techniques are speculative, may entail greater risk, may be considered of a more short-term nature, and to the extent used, may result in greater turnover of the Portfolio's portfolio and a greater expense than is customary for most investment companies. Consequently, the Portfolio is not a complete investment program and is not a suitable investment for those who cannot afford to take such risks or whose objective is income or preservation of capital. No assurance can be given that the Portfolio will achieve its investment objective. However, by buying shares in the Portfolio an investor may receive advantages he would not readily obtain as an individual, including professional management and continuous supervision of investments. The Portfolio is subject to the overall limitation (in addition to the specific restrictions referred to below) that the aggregate value of all restricted and not readily marketable securities of the Portfolio, and of all cash and securities covering outstanding call options written or guaranteed by the Portfolio, shall at no time exceed 15% of the value of the total assets of the Portfolio.

          There is also no assurance that the Portfolio will at any particular time engage in all or any of the investment activities in which it is authorized to engage. In the opinion of the Portfolio's management, however, the power to engage in such activities provides an opportunity that is deemed to be desirable in order to achieve the Portfolio's investment objective.

          SHORT SALES. The Portfolio may only make short sales of securities against the box. A short sale is effected by selling a security that the Portfolio does not own, or if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is against the box to the extent that the Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Short sales may be used in some cases by the Portfolio to defer the realization of gain or loss for Federal income tax purposes on securities then owned by the Portfolio. However, if the Portfolio has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Portfolio generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes.

          PUTS AND CALLS. The Portfolio may write call options and may purchase and sell put and call options written by others, combinations thereof, or similar options. The Portfolio may not write put options. A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated. When calls written by the Portfolio are exercised, the Portfolio will be obligated to sell stocks below the current market price.

          The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. (For a discussion regarding certain tax consequences of the writing of call options by the Fund, see "Dividends, Distributions and Taxes.")

          Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. It is the Portfolio's policy not to write a call option if the premium to be received by the Portfolio in connection with such option would not produce an annualized return of at least 15% of the then market value of the securities subject to option. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Option premiums vary widely depending primarily on supply and demand. Calls written by the Portfolio will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Sanford C. Bernstein & Co. ("SCB & Co."), an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Portfolio) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm. A call written by the Portfolio will not be sold unless the Portfolio at all times during the option period owns either (a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities or (b) an offsetting call option on the same securities.

          The Portfolio will not sell a call option written or guaranteed by it if, as a result of such sale, the aggregate of the Portfolio's securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Portfolio's total assets. The Portfolio will not sell any call option if such sale would result in more than 10% of the Portfolio's assets being committed to call options written by the Portfolio, which, at the time of sale by the Portfolio, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Portfolio shall at no time exceed 10% of the Portfolio's total assets.

          In buying a call, the Portfolio would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Portfolio would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Portfolio could realize a gain or loss on such options by selling them.

          As noted above, the Portfolio may purchase and sell put and call options written by others, combinations thereof, or similar options. There are markets for put and call options written by others and the Portfolio may from time to time sell or purchase such options in such markets. If an option is not sold and is permitted to expire without being exercised, its premium would be lost by the Portfolio.

          INVESTMENT RESTRICTIONS

          The following restrictions, which are applicable to the Portfolio, supplement those set forth above and may not be changed without Shareholder Approval, as defined under the caption "General Information," below.

          As a matter of fundamental policy, the Portfolio may not:

          1. purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

          2. invest more than 25% of the value of its total assets in any particular industry;

          3. borrow money except for temporary or emergency purposes in an amount not exceeding 5% of its total assets at the time the borrowing is made;

          4. purchase or sell real estate;

          5. participate on a joint or joint and several basis in any securities trading account;

          6. invest in companies for the purpose of exercising control;

          7. except as permitted in connection with short sales of securities against the box described under the heading "Short
Sales" above, make short sales of securities;

          8. make loans of its funds or assets to any other person, which shall not be considered as including the purchase of a portion of an issue of publicly distributed debt securities, whether or not the purchase was made upon the original issuance of the securities; except that the Portfolio may purchase non-publicly distributed securities subject to the limitations applicable to restricted securities and except for the lending of portfolio securities;

          9. except as permitted in connection with short sales of securities or writing of call options, described under the headings "Short Sales" and "Puts and Calls" above, pledge, mortgage or hypothecate any of its assets;

          10. except as permitted in connection with short sales of securities against the box described under the heading
"Additional Investment Policies and Practices" above, make short sales of securities; or

          11. purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

          It is a non-fundamental policy of the Portfolio that
(i) the Portfolio utilize futures and options thereon only for hedging purposes, (ii) the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Portfolio and the futures contracts subject to outstanding options written by the Portfolio would exceed 50% of its total assets, (iii) the Portfolio will not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures, and (iv) the Portfolio will not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposit on the Portfolio's existing futures positions would exceed 5% of the market value of the Portfolio's total assets.

ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY PORTFOLIO
ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO

          For a general description of the Portfolios' investment policies, see the Fund's Prospectus.

ADDITIONAL INVESTMENT POLICIES AND PRACTICES

          The following additional investment policies supplement those set forth in the Prospectus for the Portfolios.

          STRIPPED MORTGAGE-RELATED SECURITIES. Each Portfolio may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

          SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Portfolio may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

          Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

          FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Adviser expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

          The Portfolios may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolios may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

          If conditions warrant, the Portfolios may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as hedges against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

          For transaction hedging purposes, the Portfolios may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

          Each Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, each Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolios may also purchase or sell foreign currency on a spot basis.

          A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Portfolio.

          REPURCHASE AGREEMENTS. The repurchase agreements referred to in each Portfolio's Prospectus are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Portfolios the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Portfolios would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Portfolios may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security, (b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

          CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

          Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

          Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

          COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

          VARIABLE NOTES. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Portfolios have the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Portfolios' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Portfolios consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch").

          ASSET-BACKED SECURITIES. The Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

          The staff of the Securities and Exchange Commission (the "Commission") is of the view that certain asset-backed securities may constitute investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Portfolios intend to conduct their operations in a manner consistent with this view; therefore, the Portfolios generally may not invest more than 10% of their total assets in such securities without obtaining appropriate regulatory relief.


          INVESTMENT IN OTHER INVESTMENT COMPANIES. Each of the Portfolios currently invests directly in portfolio securities, but may also, with the approval of the Portfolios' Trustees and upon obtaining such exemptive relief from the Commission as may be necessary, invest in shares of one or more other investment companies advised by Alliance that, in turn, invest directly in portfolio securities. If the Portfolios' Trustees approve investments by the Portfolios in other investment companies advised by Alliance, no shareholder approval would be required. Investing in shares of other investment companies advised by Alliance involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses similar to those borne directly by the Portfolios, including advisory fees and other operating expenses. The Portfolios would invest in other investment companies advised by Alliance only if Alliance were to determine that such additional expenses would likely be outweighed by the benefits of such investments relative to direct investments in portfolio securities, such as increased diversification and reduced transaction costs.


          LENDING OF PORTFOLIO SECURITIES. The Portfolios may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. A Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. At the time any such loan is made, the value of the securities loaned will not exceed 33 1/3% of a Portfolio's total assets.

          FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments and "when-issued" or "delayed delivery" commitments. At the time a Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

          A Portfolio will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, a Portfolio may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment portfolio.

          Although neither of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the provisions of Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment portfolio to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

          OPTIONS ON SECURITIES. Each Portfolio may write and purchase call and put options on securities. Each Portfolio intends to write only covered options. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. A Portfolio will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          Each of the Portfolios may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Portfolio will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

          By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

          Each of the Portfolios may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Portfolio to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio and the Portfolio will suffer a loss on the transaction to the extent of the premium paid.

          Each Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

          For additional information regarding options on securities, see Appendix B.

          OPTIONS ON SECURITIES INDEXES. Each Portfolio may write
(sell) covered call and put options and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as a Portfolio is obligated as the writer of the call option, the Portfolio holds securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put option on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Portfolio maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          A Portfolio may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, a Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option. The success of this portfolio will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Portfolio's security holdings.

          The purchase of call options on securities indexes may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when a Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Portfolio owns.

          FUTURES CONTRACTS. Each Portfolio may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment portfolios will be used as a hedge and not for speculation.

          Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

          Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed income securities. Each Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

          Conversely, the Portfolios could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

          The Portfolios may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated.

          For additional information regarding futures contracts, see Appendix A.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities which the Portfolio intends to purchase may be less expensive.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Portfolio may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolios intend to enter into Forward Contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where a Portfolio seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. A Portfolio also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Portfolios may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

          If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Portfolio may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

          Each Portfolio has established procedures consistent with Commission policies concerning purchases of foreign currency through Forward Contracts. Accordingly, a Portfolio will segregate and mark to market liquid assets in an amount at least equal to the Portfolio's obligations under any Forward Contracts.

          OPTIONS ON FOREIGN CURRENCIES. Each Portfolio may purchase and write options on foreign currencies for hedging purposes or to increase return.

          For additional information on options on foreign currencies, see Appendix A.

RISK FACTORS IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

          RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S PORTFOLIO. The Portfolios' abilities to hedge all or a portion of their portfolios effectively through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

          It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

          The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

          The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying
Futures Contract will not be fully reflected in the value of the option.

          Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Portfolio in connection with such transactions.

          If a Portfolio purchases futures or options in order to hedge against a possible increase in the price of securities before the Portfolio is able to invest its cash in such securities, the Portfolio faces the risk that the market may instead decline. If the Portfolio does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Portfolio may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

          In writing a call option on a security, foreign currency, index or Futures Contract, a Portfolio also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when a Portfolio writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Portfolio's portfolio securities.

          The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Portfolio's portfolio. When a Portfolio writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

          When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium the Portfolio receives. Moreover, by writing an option, a Portfolio may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

          In the event of the occurrence of any of the foregoing adverse market events, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          With respect to the writing of straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing a Portfolio with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

          If any of the foregoing adverse market events occurs, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In the absence of a liquid secondary market, it may not be possible to close out a position held by a Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Portfolio has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is otherwise disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolios' ability to hedge their portfolios effectively, and could result in trading losses.

          The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

          The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          The staff of the Commission has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position. The Portfolios will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Portfolio might pay more to repurchase the option contract than the Portfolio would pay to close out a similar exchange-traded option.

          MARGIN. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Portfolios purchase or sell Futures Contracts and options on Futures Contracts and purchase and write options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging portfolio is successful, be offset, in whole or in part, by increases in the value of securities held by the Portfolio or decreases in the prices of securities the Portfolio intends to acquire. When a Portfolio writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

          TRADING AND POSITION LIMITS. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the "CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

          RISKS OF OPTIONS ON FUTURES CONTRACTS. The amount of risk a Portfolio assumes when it purchases an option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

          RISKS OF FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON, OPTIONS ON FOREIGN CURRENCIES AND OVER-THE-COUNTER OPTIONS ON SECURITIES. Each Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under such Act. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

          Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which a Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolios from responding to such events in a timely manner.

          Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

          Unlike transactions entered into by the Portfolios in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Commission. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to Commission regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

          In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Portfolio could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

          Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and a Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. A Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

          Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

          For additional information regarding the risks of forward contracts, foreign currency futures contracts and options thereon, options on foreign currencies and over-the-counter options on securities, see Appendix A.

          RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. Under applicable regulations, when a Portfolio enters into transactions in Futures Contracts and options on Futures Contracts, that Portfolio is required to segregate liquid assets with its custodian which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. Each Portfolio has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of such Portfolio's total assets. Moreover, a Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

          For additional information regarding restrictions on the use of futures and options contracts, see Appendix A.

          ECONOMIC EFFECTS AND LIMITATIONS. Income earned by a Portfolio from its hedging activities will be treated as capital gains and, if not offset by net realized capital losses incurred by a Portfolio, will be distributed to shareholders in taxable distributions. Although a gain from such transactions may hedge against a decline in the value of a Portfolio's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

          No Portfolio will "over-hedge," that is, a Portfolio will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

          Each Portfolio's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to use these instruments effectively for the purposes set forth above.

          The Portfolios' ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might accelerate or adversely affect the character of the income earned on such contracts. In addition, differences between each Portfolio's book income (upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in returns of capital distributions, and in some circumstances, distributions in excess of a Portfolio's book income may be required to be made in order to meet tax requirements.

          FUTURE DEVELOPMENTS. The foregoing discussion relates to each Portfolio's proposed use of Futures Contracts, Forward Contracts, options, and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

INVESTMENT RESTRICTIONS

          Except as described below and except as otherwise specifically stated in the Prospectus or this SAI, the investment policies of each Portfolio set forth in the Prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

          Each Portfolio has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. The approval of a majority of a Portfolio's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

          Neither the Wealth Appreciation Strategy nor the
Balanced Wealth Strategy will:

          (1) make loans except through (a) the purchase of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

          (2) borrow money or issue senior securities except to the extent permitted by the 1940 Act;

          (3) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

          (4) invest in companies for the purpose of exercising control;

          (5) (a) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate, provided such securities are securities of the type in which a Portfolio may invest; (b) purchase or sell commodities or commodity contracts, including futures contracts (except foreign currencies, futures on securities, currencies and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and other similar contracts and options on the foregoing); or (c) act as an underwriter of securities, except that a Portfolio may acquire restricted securities under circumstances in which, if such securities were sold, that Portfolio might be deemed to be an underwriter for purposes of the Securities Act; or

          (6) (a) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities, repurchase agreements relating thereto, and securities of other investment companies), although up to 25% of a Portfolio's total assets may be invested without regard to this restriction; or (b) invest more than 25% or more of its total assets in the securities of any one industry.

          Whenever any investment restriction states a maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of such Portfolio's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

OTHER INVESTMENT POLICIES

          REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements pertaining to the types of securities in which it invests. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vender at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Such agreements permit a Portfolio to keep all of its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. Each Portfolio requires continual maintenance of collateral held by the Fund's custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of the agreement. In the event that a vendor defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Portfolio might be delayed in, or prevented from, selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government Securities. Repurchase agreements often are for short periods such as one day or a week, but may be longer.

          ILLIQUID SECURITIES. The following investment policy, which is not fundamental and may be changed by the vote of the Board of Directors, is applicable to each of the Fund's
Portfolios.

          A Portfolio will not invest in illiquid securities if immediately after such investment more than 15% of the Portfolio's total assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction or resale, (b) options purchased by the Portfolio over-the-counter and the cover for options written by the Portfolio over-the-counter and (c) repurchase agreements not terminable within seven days.

          Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          During the coming year, each Portfolio may invest up to 5% of its total assets in restricted securities issued under
Section 4(2) of the Securities Act, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

          Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by a Portfolio could, however, affect adversely the marketability of such portfolio securities, and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices. A Portfolio's investments in Rule 144A eligible securities are not subject to the limitations described above under Section 4(2).

          The Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in each of the Fund's Portfolios that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers making quotations to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) the number of dealers undertaking to make a market in the security; (v) the nature of the security and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (vi) any applicable Commission interpretation or position with respect to such type of securities.

          FORWARD COMMITMENTS. The use of forward commitments enables the Fund's Portfolios to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, a Portfolio might be required to complete such when-issued or forward transactions at prices inferior to then current market values.

          A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Portfolio will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in the separate account of each Portfolio, cash or liquid high-grade Government Securities having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of a Portfolio, the portfolio securities themselves.

          UNRATED SECURITIES. Unrated securities will also be considered by certain Portfolios when Alliance believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.

          GENERAL. Whenever any investment policy or restriction states a minimum or maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation.

          The Fund has voluntarily agreed that each Portfolio with the ability to invest in foreign issuers will adhere to the foreign security diversification guidelines promulgated by certain State Insurance Departments. Pursuant to these guidelines, each such Portfolio will invest in issuers from a minimum of five different foreign countries. This minimum will be reduced to four different foreign countries when foreign securities comprise less than 80% of the Portfolio's net asset value, three different foreign countries when foreign securities comprise less than 60% of the Portfolio's net asset value, two different foreign countries when foreign securities comprise less than 40% of the Portfolio's net asset value and one foreign country when foreign securities comprise less than 20% of the Portfolio's net asset value. The Fund has also voluntarily agreed that each Portfolio that may invest in foreign securities will limit its investment in the securities of issuers located in any one country to 20% of the Portfolio's net asset value, except that the Portfolio may have an additional 15% of its net asset value invested in securities of issuers located in Australia, Canada, France, Japan, the United Kingdom or Germany.

          In addition, the Fund has adopted an investment policy, which is not designated a "fundamental policy" within the meaning of the 1940 Act, of intending to have each Portfolio comply at all times with the diversification requirements prescribed in
Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code") or any successor thereto and the applicable Treasury Regulations thereunder. This policy may be changed upon notice to shareholders of the Fund, but without their approval.

-----------------------------------------------------------------

                      MANAGEMENT OF THE FUND

-----------------------------------------------------------------

Board of Directors Information

          The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                        PORTFOLIOS    OTHER
                                                        IN FUND       DIRECTOR-
NAME, AGE AND                   PRINCIPAL               COMPLEX       SHIPS
ADDRESS OF DIRECTOR             OCCUPATIONS(S)          OVERSEEN      HELD BY
(YEARS OF SERVICE*)             DURING PAST 5 YEARS     BY DIRECTOR   DIRECTOR
-------------------             -------------------     -----------   ---------

DISINTERESTED DIRECTORS

Chairman of the Board

William H. Foulk, Jr.,#+ 71,    Investment adviser      116           None
2 Sound View Drive,             and an independent
Suite 100                       consultant. He was
Greenwich, CT 06830 (14)        formerly Senior
                                Manager of Barrett
                                Associates, Inc., a
                                registered investment
                                adviser, with which
                                he had been
                                associated since
                                prior to 1999. He was
                                formerly Deputy
                                Comptroller and Chief
                                Investment Officer of
                                the State of New York
                                and, prior thereto,
                                Chief Investment
                                Officer of the New
                                York Bank for
                                Savings.

Ruth Block,#+ 73,               Formerly Executive      96            None
500 S.E. Mizner Blvd.,          Vice President and
Boca Raton, FL 33432            the Chief Insurance
(12)                            Officer of The
                                Equitable Life
                                Assurance Society of
                                the United States;
                                Chairman and Chief
                                Executive Officer of
                                Evlico; Director of
                                Avon, BP (oil and
                                gas), Ecolab
                                Incorporated
                                (specialty
                                chemicals), Tandem
                                Financial Group and
                                Donaldson, Lufkin &
                                Jenrette Securities
                                Corporation; former
                                Governor at Large,
                                National Association
                                of Securities
                                Dealers, Inc.

David H. Dievler,#+ 74,         Independent             100           None
P.O. Box 167,                   consultant. Until
Spring Lake, NJ 07762 (14)      December 1994 he was
                                Senior Vice President
                                of Alliance Capital
                                Management
                                Corporation ("ACMC")
                                responsible for
                                mutual fund
                                administration. Prior
                                to joining ACMC in
                                1984 he was Chief
                                Financial Officer of
                                Eberstadt Asset
                                Management since
                                1968. Prior to that
                                he was a Senior
                                Manager at Price
                                Waterhouse & Co.
                                Member of American
                                Institute of
                                Certified Public
                                Accountants since
                                1953.

John H. Dobkin,#+ 61,           Consultant. Formerly    98            None
P.O. Box 12,                    President of Save
Annandale, NY 12504 (12)        Venice, Inc.
                                (preservation
                                organization) from
                                2001 - 2002, Senior
                                Advisor from June
                                1999 - June 2000 and
                                President of Historic
                                Hudson Valley
                                (historic
                                preservation) from
                                December 1989 - May
                                1999. Previously,
                                Director of the
                                National Academy of
                                Design and during
                                1988-1992, Director
                                and Chairman of the
                                Audit Committee of
                                ACMC.

Clifford L. Michel,#+ 64,       Senior Counsel of the   97            Placer
15 St. Bernard's Road,          law firm of Cahill                    Dome,
Gladstone, NJ 07934 (12)        Gordon & Reindel                      Inc.
                                since February 2001,
                                and a partner of that
                                firm for more than
                                twenty-five years
                                prior thereto. He is
                                President and Chief
                                Executive Officer of
                                Wenonah Development
                                Company (investments)
                                and a Director of the
                                Placer Dome, Inc.
                                (mining).

Donald J. Robinson, #+ 69,      Senior Counsel to the   96            None
98 Hell's Peak Road,            law firm of Orrick,
Weston, VT 05161 (8)            Herrington &
                                Sutcliffe LLP since
                                prior to 1999.
                                Formerly a senior
                                partner and a member
                                of the Executive
                                Committee of that
                                firm. He was also a
                                member and Chairman
                                of the Municipal
                                Securities Rulemaking
                                Board and Trustee of
                                the Museum of the
                                City of New York.

--------
*    There is no stated term of office for the Fund's Directors.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

          The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met four times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Directors. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Directors. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.


          The Nominating Committee has a charter and, pursuant to the charter, the Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have owned at least 5% of a Portfolio's common stock for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the Fund will make a public notice specifying the deadline for the submission. The Fund will make the public notice at least 30 days prior to the deadline for the submission, which is expected to be approximately 120 days prior to the anticipated date of the proxy statement for the annual meeting. The Fund may make the public notice in a shareholder report or other mailing to shareholders or by other means deemed by the Nominating Committee or the Board to be reasonably calculated to inform shareholders.


          Shareholders submitting a candidate for consideration by the Nominating Committee must provide the following information to the Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of a Portfolio owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of a Portfolio of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.


          The Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.


          The Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Nominating Committee will not consider self-nominated candidates. The Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, the candidate's ability to qualify as a disinterested Director and such other criteria as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

          In approving the most recent annual continuance of the Fund's Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Directors were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board with experienced counsel that is independent of the Adviser.

          The Directors' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of each portfolio, as well as senior management's attention to any portfolio management issues, were considered. Each Portfolio's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Directors also considered the expense limitation agreements for certain Portfolios that set expense caps on overall Portfolio expenses and provide for waiver of fees by the Adviser or reimbursement if needed to meet such caps, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent auditors in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Advisory Agreement, the Directors compared the fees and overall expense levels of each Portfolio to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Directors also considered the fees of each Portfolio as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Directors considered information provided by the Adviser concerning the Adviser's profitability with respect to each Portfolio, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Directors took into account not only the fees paid by each Portfolio, but also so-called fallout benefits to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating each Portfolio's advisory fees, the Directors also took into account the demands, complexity and quality of the investment management of the Portfolios.

          The Directors also considered the business reputation of the Adviser and its financial resources. The Directors evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of each Portfolio to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each director and the aggregate dollar range of securities of all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.

                                               Aggregate Dollar
                                               Range of Equity
                           Dollar Range of     Securities in the
                           Equity Securities   AllianceBernstein
                           in the Fund as of   Fund Complex as of
                           December 31, 2003   December 31, 2003
                           -----------------   ------------------

Ruth Block                          None        Over $100,000
David H. Dievler                    None        Over $100,000
John H. Dobkin                      None        Over $100,000
William H. Foulk, Jr.               None        Over $100,000
Clifford L. Michel                  None        Over $100,000
Donald J. Robinson                  None        Over $100,000

Officer Information

Certain information concerning the Fund's officers is set forth below.

                              Position(s)       Principal Occupation
Name, Address* and (Age)      Held with Fund    During Past 5 Years
------------------------      --------------    -------------------

Marc O. Mayer, (41)           President         Executive Vice
                                                President of ACMC**
                                                since 2001; prior
                                                thereto, he was Chief
                                                Executive Officer of
                                                SCB & Co. and its
                                                predecessor since
                                                prior to 1999.

Kathleen A. Corbet, (44)      Senior Vice       Executive Vice
                              President         President of ACMC,**
                                                with which she has
                                                been associated since
                                                prior to 1999.

Andrew M. Aran, (47)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Bruce K. Aronow, (37)         Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since 1999. Prior
                                                thereto, he was a Vice
                                                President at INVESCO.

Edward D. Baker, III, (53)    Vice President    Senior Vice President
                                                and Chief Investment
                                                Officer - Emerging
                                                Markets of ACMC,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Michael R. Baldwin, (46)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Thomas J. Bardong, (59)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Stephen Beinhacker, (39)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Matthew D. W. Bloom, (47)     Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Russel I. Brody, (37)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Frank V. Caruso, (47)         Vice President    Senior Vice President
                                                of Shields/ACMC,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

John F. Chiodi, (38)          Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Michael P. Curcio, (38)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Henry S. D'Auria, (42)        Vice President    Senior Vice President
                                                of ACMC** since
                                                October 2000 and Chief
                                                Investment Officer of
                                                Emerging Markets Value
                                                Equities and Co-Chief
                                                Investment Officer of
                                                International Value
                                                Equities since June
                                                2003. Prior thereto,
                                                he was Director of
                                                Research-Small Cap
                                                Value Equities and
                                                Director of
                                                Research-Emerging
                                                Markets Value Equities
                                                of Sanford C.
                                                Bernstein & Co., Inc.
                                                ("SCB") since prior to
                                                1999.

Paul J. DeNoon, (42)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Joseph C. Dona, (43)          Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Marilyn G. Fedak, (57)        Vice President    Senior Vice President
                                                and Chief Investment
                                                Officer - U.S. Value
                                                Equities and an
                                                Executive Vice
                                                President at ACMC**
                                                since October 2000.
                                                Prior thereto, she was
                                                Chief Investment
                                                Officer and Chairman
                                                of the U.S. Equity
                                                Investment Policy
                                                Group at SCB & Co.
                                                since prior to 1999.

Norman M. Fidel, (57)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Eric J. Franco, (44)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Gina M. Griffin, (44)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since prior
                                                to 1999.

Geoffrey Hauck, (39)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

William Johnston, (43)        Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Thomas Kamp, (42)             Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

James E. Kennedy, Jr., (43)   Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

David A. Kruth, (40)          Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since 1999.

Susanne M. Lent, (34)         Vice President    Vice President of
                                                ACMC,** with which she
                                                has been associated
                                                since 1999.

Alan E. Levi, (54)            Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Michael J. Levy, (34)         Vice President    Assistant Vice
                                                President of ACMC,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Giulio A. Martini, (48)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Seth J. Masters, (44)         Vice President    Senior Vice President
                                                of ACMC** and Chief
                                                Investment Officer of
                                                Style Belend and Core
                                                Equity Services and
                                                headed U.S. and Global
                                                Style Blend teams at
                                                ACMC** since October
                                                2000. Prior thereto,
                                                he was Chief
                                                Investment Officer for
                                                Emerging Markets Value
                                                at SCB since prior to
                                                1999.

Melanie A. May, (34)          Vice President    Vice President of
                                                ACMC** since 2000;
                                                prior thereto, she was
                                                as Assistant Vice
                                                President at SCB since
                                                prior to 1999.

Michael Mon, (35)             Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since June 1999. Prior
                                                thereto, he was a
                                                Portfolio Manager at
                                                Brundage, Story and
                                                Rose since 1999.

Ranji H. Nagaswami, (40)      Vice President    Senior Vice President
                                                of ACMC** since 1999.
                                                Prior thereto, she was
                                                a managing director
                                                and co-head of U.S.
                                                Fixed Income at UBS
                                                Brinson since prior to
                                                1999.

Daniel Nordby, (60)           Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jimmy K. Pang, (30)           Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Raymond J. Papera, (48)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Joseph G. Paul, (44)          Vice President    Senior Vice President
                                                of ACMC** and Chief
                                                Investment Officer -
                                                Small Cap Value
                                                Equities since 2002.
                                                He is also Chief
                                                Investment Officer of
                                                Advanced Value at
                                                ACMC** since October
                                                2000 and held the same
                                                position at SCB since
                                                prior to 1999.

Douglas J. Peebles, (38)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jeffrey S. Phlegar, (37)      Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Daniel G. Pine, (52)          Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Michael J. Reilly, (39)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Paul C. Rissman, (47)         Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Thomas A. Schmitt, (46)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jane Scheirov, (34)           Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since prior
                                                to 1999.

Karen Sesin, (45)             Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since 1999.
                                                Prior thereto, she was
                                                a Chief Investment
                                                Officer for Waycrosse,
                                                Inc., an investment
                                                company affiliated
                                                with Cargill, Inc.,
                                                since prior to 1999.

Lawrence J. Shaw, (53)        Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Kevin F. Simms, (38)          Vice President    Senior Vice President
                                                and Director of
                                                Research for
                                                International Value
                                                and Global Value
                                                Equities at ACMC**
                                                since October 2000.
                                                Prior thereto, he was
                                                Director of Research
                                                of SCB & Co. since
                                                1999.

Michael A. Snyder, (42)       Vice President    Senior Vice President
                                                of ACMC** since May,
                                                2001. Previously he
                                                was a Managing
                                                Director in the high
                                                yield asset management
                                                group at Donaldson,
                                                Lufkin & Jenrette
                                                Corporation from 1998
                                                to 2001.

Annie C. Tsao, (51)           Vice President    Senior Vice President
                                                of ACMC,** with which
                                                she has been
                                                associated since prior
                                                to 1999.

Francis X. Souzzo, (46)       Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Christopher M. Toub, (44)     Vice President    Senior Vice President
                                                of ACMC,** with which
                                                he has been associated
                                                since prior to 1999.

Jean Van De Walle, (45)       Vice President    Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Richard A. Winge, (52)        Vice President    Senior Vice President
                                                and Managing Director
                                                of AllianceBernstein
                                                Investment and
                                                Research Management,
                                                Inc. ("ABIRM"),** with
                                                which he has been
                                                associated since prior
                                                to 1999.

Aaron J. Hoffman, (31)        Assistant Vice    Vice President of
                              President         ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

Patricia Post, (35)           Assistant Vice    Assistant Vice
                              President         President of ACMC,**
                                                with which she has
                                                been associated since
                                                prior to 1999.

Mark R. Manley, (41)          Secretary         Senior Vice President
                                                and Acting General
                                                Counsel of ACMC, **
                                                with which he has been
                                                associated since prior
                                                to 1999.

Mark D. Gersten, (53)         Treasurer and     Senior Vice President
                              Chief Financial   of AGIS** and Vice
                              Officer           President of ABIRM,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Andrew L. Gangolf, (49)       Assistant         Senior Vice President
                              Secretary         and Assistant General
                                                Counsel of ABIRM,**
                                                with which he has been
                                                associated since prior
                                                to 1999.

Thomas R. Manley, (52)        Controller        Vice President of
                                                ACMC,** with which he
                                                has been associated
                                                since prior to 1999.

--------
*    The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM and AGIS are affiliates of the Fund.

          The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during the Fund's fiscal year ended December 31, 2003, the aggregate compensation paid to each of the Directors during calendar year 2003 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                        TOTAL
                                                        NUMBER OF        TOTAL
                                                        REGISTERED       NUMBER OF
                                                        INVESTMENT       INVESTMENT
                                                        COMPANIES        PORTFOLIOS
                                                        IN THE           IN THE
                                                        ALLIANCE-        ALLIANCE-
                                        TOTAL           BERNSTEIN FUND   BERNSTEIN
                                        COMPENSATION    COMPLEX,         FUND COMPLEX,
                                        FROM THE        INCLUDING THE    INCLUDING
                                        ALLIANCE-       FUND,            THE FUND,
                                        BERNSTEIN       AS TO WHICH      AS TO WHICH THE
                       AGGREGATE        FUND COMPLEX,   THE DIRECTOR     DIRECTOR IS A
                       COMPENSATION     INCLUDING       IS A DIRECTOR    DIRECTOR
NAME OF DIRECTOR       FROM THE FUND    THE FUND        OR TRUSTEE       OR TRUSTEE
----------------       -------------    --------        ----------       ----------
Ruth Block             $3,947           $205,550           43             96
David H. Dievler       $3,937           $264,400           47             100
John H. Dobkin         $3,937           $234,550           45             98
William H. Foulk, Jr.  $3,942           $248,650           48             116
Clifford L. Michel     $3,933           $209,550           44             97
Donald J. Robinson     $3,938           $205,347           43             96


          As of April 5, 2004 the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ADVISER

          Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

          Alliance is a leading global investment management firm supervising client accounts with assets as of December 31, 2003, totaling approximately $475 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.


          Alliance is registered as an investment adviser under the Investment Advisers Act of 1940. As of March 31, 2004, Alliance Capital Management Holding L.P. ("Holding"), a Delaware limited partnership, owned approximately 31.5% of the issued and outstanding units of limited partnership interest in Alliance ("Alliance Units"). Units representing assignments of beneficial ownership of limited partnership interests in holding ("Holding Units") trade publicly on the New York Stock Exchange under the ticker symbol "AC". Alliance Units do not trade publicly and are subject to significant restrictions on transfer. ACMC is the general partner of both Alliance and Holding. ACMC owns 100,000 general partnership units in Holding and a 1% general partnership interest in Alliance. ACMC is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.


          As of March 31, 2004, AXA, AXA Financial, The Equitable Life Assurance Society of the United States ("Equitable") and certain subsidiaries of Equitable beneficially owned approximately 57.3% of the issued and outstanding Alliance Units and approximately 1.8% of the issued and outstanding Holding Units which, including the general partnership interests in Alliance and Holding, represent an economic interest of approximately 58.4% in Alliance. As of March 31, 2004, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., beneficially owned approximately 9.7% of the issued and outstanding Alliance Units.


          AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. Equitable is an indirect wholly-owned subsidiary of AXA Financial.


          Based on information provided by AXA, as of February 1, 2004, approximately 16.89% of the issued ordinary shares (representing 27.55% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of February 1, 2004, 71.11% of the shares (representing 80.36% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 21.32% of the shares of Finaxa (representing 12.80% of the voting power) were owned by BNP Paribas, a French bank. As of February 1, 2004, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.17% of the issued ordinary shares (representing 32.94% of the voting power) of AXA.


          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's Directors including the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act, of any such party, at a meeting called for the purpose and held on September 10, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Advisory Agreement. The Advisory Agreement was amended as of July 22, 1996 to provide for the addition of the Small Cap Growth Portfolio. The Advisory Agreement was amended as of May 1, 2004 to provide for the addition of the Wealth Appreciation Strategy and the Balanced Wealth Strategy.

          The Adviser provides investment advisory services and order placement facilities for each of the Fund's Portfolios and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers.

          The Fund has, under the Advisory Agreement, assumed obligation to pay for all other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, the Fund may also utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's Board of Directors. For Small Cap Growth Portfolio, the Adviser received $75,000 for such services for the fiscal year ended December 31, 2003.


          The following table sets forth the contractual annual percentage rate of average daily net asset value that each of the Portfolios pays the Adviser and, effective as of January 1, 2004, the annual percentage rate of average daily net asset value under the Advisor's waiver of a portion of its advisory fee, which is expected to continue for a period of at least five years:


                                           Contractual      Fee
                                               Fee      After Waiver
                                               ---      ------------
     AllianceBernstein Small Cap
        Growth Portfolio                       1.000%       0.75%
     AllianceBernstein Wealth
        Appreciation Strategy
        Portfolio                               .650%       0.65%
     AllianceBernstein Balanced
        Wealth Strategy Portfolio               .550%       0.55%


          For the Small Cap Growth Portfolio, the Adviser received for such services for the fiscal years ended December
31, 2001, 2002 and 2003, $1,683,682, $1,235,887 and $872,356,
respectively.


          The Adviser has contractually agreed to waive its fees and bear certain expenses so that total Portfolio expenses do not exceed on an annual basis 1.45% of average daily net assets for Class B Shares of the Wealth Appreciation Strategy and the Balanced Wealth Strategy. This waiver extends through May 1, 2006 for the Wealth Appreciation Strategy and the Balanced Wealth Strategy and may be extended by Alliance for additional one-year terms.

          Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of the particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

          The Advisory Agreement is terminable with respect to any Portfolio without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of such Portfolio or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

          The Advisory Agreement continues in effect until each December 31, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of such parties as defined by the 1940 Act. Most recently, continuance of the Agreement was approved for an additional annual term by the Board of Directors, including a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting held on November 17-18, 2003.

          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Disciplined Growth Fund, Inc., AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Dynamic Growth Fund, Inc., AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Municipal Trust, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Small Cap Growth Fund, Inc., AllianceBernstein Technology Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., The AllianceBernstein Portfolios, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

DISTRIBUTION SERVICES AGREEMENT

          The Fund has entered into a Distribution Services Agreement (the "Agreement") with AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class B shares in accordance with a plan of distribution which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

          Distribution services fees are accrued daily and paid monthly and charged as expenses of the Fund as accrued. Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors of the Fund at a meeting held on January 6, 1999. Most recently, continuance of the Agreement was approved for an additional annual term by the Board of Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of such party, at a meeting held on October 9, 2002.

          The Agreement will continue in effect until each December 31, and thereafter for successive twelve-month periods computed from each January 1, provided that such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding Class B shares (as defined in the 1940 Act) and, in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

          The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance. The Principal Underwriter will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class B shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class B shares to the public. The Principal Underwriter will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws and of any activity which is primarily intended to result in the sale of Class B shares issued by the Fund, unless the plan of distribution in effect for Class B shares provides that the Fund shall bear some or all of such expenses.

          In the event that the Agreement is terminated or not continued with respect to the Class B shares of a Portfolio, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to Class B shares of such Portfolio and
(ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

          During the fiscal year ended December 31, 2003, AllianceBernstein Small Cap Growth Portfolio paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in an amount aggregating $22,868, which constituted approximately .25% of the Portfolio's aggregate average daily net assets attributable to Class B shares during the period. The Adviser made payments from its own resources as described above aggregating $133,424 for the Portfolio.

          For the fiscal year ended December 31, 2003, expenses incurred by the AllianceBernstein Small Cap Growth Portfolio and costs allocated to the Portfolio in connection with activities primarily intended to result in the sale of Class B shares were as follows:

Category of Expense
-------------------

Advertising/Marketing                                   $202

Printing and Mailing of Prospectuses
and Semi-Annual and Annual Reports to
Other than Current Shareholders                         $53

Compensation to Underwriters                            $27,134

Compensation to Dealers                                 $12,729

Compensation to Sales Personnel                         $101,663

Interest, Carrying or Other Financing Charges           $0

Other (includes
personnel costs of those home office employees
involved in the distribution effort and the
travel-related expenses incurred by the marketing
personnel conducting seminars)                          $14,511

Totals                                                  $156,292
                                                        ========

-----------------------------------------------------------------

                PURCHASE AND REDEMPTION OF SHARES

-----------------------------------------------------------------

          The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares."

          Shares of each Portfolio are offered at net asset value on a continuous basis to the separate accounts of certain life insurance companies (the "Insurers") without any sales or other charge. The separate accounts of insurance companies place orders to purchase shares based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected pursuant to variable contracts funded by shares of the Portfolio. The Fund reserves the right to suspend the sale of its shares in response to conditions in the securities markets or for other reasons. See the prospectus of the separate account of the participating insurance company for more information on the purchase of shares.


          The Insurers maintain omnibus account arrangements with the Fund in respect of one or more Portfolios and place aggregate purchase, redemption and exchange orders for shares of a Portfolio corresponding to orders placed by the Insurer's customers ("Contractholders") who have purchased contracts from the Insurers, in each case, in accordance with the terms and conditions of the relevant contract. Omnibus account arrangements maintained by the Insurers are discussed below under "Limitations on Ability to Detect and Curtail Excessive Trading Practices".


          Right to Restrict, Reject or Cancel Purchase and
Exchange Orders. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order placed by an Insurer for any reason.


          Policy Regarding Excessive or Short Duration Trading. Purchases and exchanges of shares of the Portfolios should be made for long term investment purposes only. The Fund, as a matter of policy, seeks to prevent excessive purchases and sales or exchanges of shares of the Portfolios. Such practices are commonly referred to as "market timing" or "short duration trading." The Fund will seek to prevent such practices to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity, and subject to such limitations as may result from the terms and conditions contained in certain of the contracts as described below. The Fund, Alliance, ABIRM and Alliance Global Investor Services, Inc. ("AGIS") each reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.


          Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures with respect to purchase, sale and exchange activity in shares of the Portfolios. These surveillance procedures involve scrutinizing individual Insurers' omnibus transaction activity in shares of the Portfolios in order to seek to ascertain whether any such activity attributable to one or more Contractholders might constitute market timing or short duration trading. Insurers' omnibus transaction activity identified by these surveillance procedures, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might indicate excessive or short duration trading activity attributable to one or more Contractholders.


          Account Blocking Procedures. When a particular transaction or pattern of transactions identified by the surveillance procedures described above is determined by the Fund, ABIRM or AGIS, in its sole discretion, to be excessive or short duration trading in nature, the relevant Insurers' omnibus account(s) in respect of shares of the relevant Portfolio(s) will be promptly "blocked" with respect to any future purchase or exchange activity, except to the extent the Fund, ABIRM or AGIS has been informed in writing that the terms and conditions of a particular contract may limit the Fund's ability to apply its market timing policy to Contractholder activity as discussed below. As a result, any Contractholder seeking to engage through an Insurer in purchase or exchange activity in shares of one or more Portfolios under a particular contract will be prevented from doing so. However, sales of shares of a Portfolio back to the Fund will continue to be permitted in accordance with the terms of the Portfolio's prospectus. Insurers' omnibus accounts that are so blocked will generally remain blocked unless and until an Insurer provides evidence or assurance acceptable to the Fund, ABIRM or AGIS that one or more Contractholders did not or will not in the future engage in excessive or short duration trading.


          Limitations on Ability to Detect and Curtail Excessive Trading Practices. Insurers utilizing omnibus account arrangements may not identify to the Fund, ABIRM or AGIS Contractholders' transaction activity relating to shares of a particular Portfolio on an individual basis. Consequently, the Fund, ABIRM and AGIS may not be able to detect excessive or short duration trading in shares of a Portfolio attributable to a particular Contractholder who effects purchase and redemption and/or exchange activity in shares of the Portfolio through an Insurer acting in an omnibus capacity. In seeking to prevent excessive or short duration trading in shares of the Portfolios, including the maintenance of any transaction surveillance or account blocking procedures, the Fund, ABIRM and AGIS consider the information actually available to them at the time.


          Contractholders should be aware that, even if the Fund, ABIRM or AGIS, in its sole discretion, determines that a particular Insurer's omnibus transaction activity in shares of a Portfolio attributable to one or more other Contractholders may constitute excessive or short duration trading, the terms and conditions of the relevant contract may limit the ability of the Fund, ABIRM or AGIS, or the Insurer to curtail the Contractholder's activity. This means that even after the detection of such possible Contractholder activity, the affected Portfolio may continue to suffer the effects of excessive or short duration trading.


          Risks Associated with Excessive or Short Duration Trading Generally. While the Fund, ABIRM and AGIS will try to prevent market timing by utilizing the procedures described above, these procedures may not be successful in identifying or stopping excessive or short duration trading attributable to particular Contractholders in all circumstances. Excessive purchases and sales or exchanges of shares of Portfolios may adversely affect a Portfolio's performance and the interests of those Contractholders pursuing a long-term investment strategy. Volatility resulting from excessive purchases and sales or exchanges of shares of a Portfolio, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to the Insurers in connection with Contractholders' transaction activity under the contracts. Also, excessive purchases and sales or exchanges of shares of a Portfolio may force a particular Portfolio to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Portfolio's shares may force a particular Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short duration trading activity.


          In addition, a Portfolio may incur increased expenses if one or more Contractholders engage in excessive purchase and sale or exchange activity. For example, if a Portfolio is forced to liquidate investments due to short duration trading activity attributable to one or more Contractholders, it may incur increased brokerage costs without attaining any investment advantage. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short duration trading activity.


          Investments in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a Contractholder engaging in a short duration strategy to exploit a particular Portfolio's share prices that are based on closing prices of foreign securities established some time before the Fund, or its agents, calculates the share price of the relevant Portfolio. In addition, a Contractholder engaging in a short duration strategy may target a Portfolio that does not invest primarily in foreign securities. For example, investments in certain fixed-income securities such as high yield bonds or certain asset backed securities may also constitute an effective vehicle for a Contractholder's short duration trading strategy.


          Risks Resulting from Imposition of Account Blocks in Response to Excessive or Short Duration Trading Activity. If, pursuant to the transaction surveillance and account blocking procedures described above, the Fund or its agents, ABIRM or AGIS, in its sole discretion, blocks a particular Insurer's omnibus account with the Fund in respect of one or more Portfolios, Contractholders seeking to engage in purchase or exchange activity in shares of the affected Portfolio(s) will be prevented from doing so. Further, as a result of any account block, a Contractholder will be prevented from engaging in purchase and exchange activity that otherwise may be permitted pursuant to a particular contract regardless of whether the Contractholder has actually engaged in the market timing or short duration trading activity resulting in such account block. As described above, sales of shares of a Portfolio back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's prospectus. However, it could be disadvantageous for a Contractholder to redeem a Portfolio's shares if the shares have declined in value. A Contractholder who does not wish to redeem his or her shares effectively may be "locked" into an investment in shares of one or more of the Portfolios that the Contractholder did not intend to hold on a long-term basis or that may not be appropriate for the Contractholder's risk profile.

REDEMPTION OF SHARES

          An insurance company separate account may redeem all or any portion of the shares in its account at any time at the net asset value next determined after a redemption request in the proper form is furnished to the Fund. Any certificates representing shares being redeemed must be submitted with the redemption request. Shares do not earn dividends on the day they are redeemed, regardless of whether the redemption request is received before or after the time of computation of net asset value that day. There is no redemption charge. The redemption proceeds will normally be sent within seven days.

          The right of redemption may be suspended or the date or payment may be postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by a Portfolio is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of a Portfolio's net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund. For information regarding how to redeem shares in the Fund please see your insurance company separate account prospectus.

          The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's securities at the time of such redemption or repurchase. Payment either in cash or in portfolio securities received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

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                         NET ASSET VALUE

-----------------------------------------------------------------

          For all of the Portfolios the per share net asset value is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by a Portfolio on each Portfolio business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Portfolio's per share net asset value is calculated by dividing the value of a Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Portfolio's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the following Pricing Policies.

          With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

          (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

          (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price;

          (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

          (d) listed put or call options purchased by a Portfolio are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

          (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

          (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

          (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

          (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

          (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker-dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

          (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker-dealer in such security; and

          (k) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

          With respect to securities for which market quotations are not readily available, the security will be valued at fair value in accordance with policies and procedures adopted by the Board of Directors.

          Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Portfolio business day. In addition, trading in foreign markets may not take place on all Portfolio business days. Furthermore, trading may take place in various foreign markets on days that are not Portfolio business days. Each Portfolio's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Portfolio's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

          Each Portfolio may suspend the determination of its net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining a Portfolio's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

          The assets attributable to the Class A shares and Class B shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by each Portfolio in accordance with Rule 18f-3 under the 1940 Act.

-----------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS

-----------------------------------------------------------------

          Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers or dealers regarding the placement of securities transactions because of research or statistical services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities and Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with the Fund.

          The Fund will deal in some instances in equity securities which are not listed on a national stock exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers, but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

          The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser and the Fund's distributor, for which SCB & Co may receive a portion of the brokerage commission. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          During the fiscal years ended December 31, 2001, 2002 and 2003, the Small Cap Growth Portfolio incurred brokerage commissions amounting in aggregate to $363,862, $720,495 and $433,127. During the fiscal years ended December 31, 2001, 2002 and 2003, the Small Cap Growth Portfolio paid to SCB & Co. brokerage commissions amounting in the aggregate to $0, $3,444 and $0, respectively. During the fiscal year ended December 31, 2003, of the Small Cap Growth Portfolio's aggregate dollar amount of brokerage commissions, 0% were effected through SCB & Co. During the fiscal year ended December 31, 2003, the brokerage commissions paid to SCB & Co. constituted 0% of the Portfolio's aggregate dollar amount of the brokerage transactions involving the payment of commissions.

-----------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES

-----------------------------------------------------------------

          Each Portfolio of the Fund qualified and intends to continue to qualify to be taxed as a regulated investment company under the Code. If so qualified, each Portfolio will not be subject to federal income and excise taxes on its investment company taxable income and net capital gain to the extent such investment company taxable income and net capital gain are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from any Portfolio are not currently taxable to the holder of a variable annuity or variable life insurance contract when left to accumulate within such variable annuity or variable life insurance contract. Distributions of net investment income and net short-term capital gains will be treated as ordinary income and distributions of net long-term capital gains will be treated as long-term capital gain in the hands of the insurance companies.

          Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (which for this purpose should include obligations issued by foreign governments), such Portfolio will be eligible to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Portfolio. If eligible, each such Portfolio intends to file such an election, although there can be no assurance that such Portfolio will be able to do so.

          Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be adequately diversified, in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. Each Portfolio plans to satisfy these conditions at all times so that the shares of such Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code.

          For information concerning the federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

-----------------------------------------------------------------

                       GENERAL INFORMATION

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CAPITALIZATION

          The Fund was organized as a Maryland corporation in 1987 under the name "Alliance Variable Products Series Fund, Inc." The name of the Fund became "AllianceBernstein Variable Products Series Fund, Inc." on May 1, 2003. The Small Cap Growth Portfolio's name was changed from AllianceBernstein Quasar Portfolio on May 3, 2004. Prior to May 1, 2003 it was known as Alliance Quasar Portfolio.

          The Fund's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such election of Directors will not be able to elect any person or persons to the Board of Directors.

          All shares of the Fund when duly issued will be fully paid and nonassessable. The Board of Directors is authorized to reclassify any unissued shares into any number of additional series and classes without shareholder approval. Accordingly, the Board of Directors in the future, for reasons such as the desire to establish one or more additional Portfolio's with different investment objectives, policies or restrictions or to establish additional channels of distribution, may create additional series and classes of shares. Any issuance of shares of such additional series and classes would be governed by the 1940 Act and the laws of the State of Maryland.

          If shares of another series were issued in connection with the creation of the new portfolio, each share of any of the Fund's Portfolio would normally be entitled to one vote for all purposes. Generally, shares of each Portfolio would vote as a single series for the election of directors and on any other matter that affected each Portfolio in substantially the same manner. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each Portfolio would vote as separate series. Moreover, the Class B shares of each Portfolio will vote separately with respect to matters relating to the 12b-1 Plan(s) adopted in accordance with Rule 12b-1 under the 1940 Act. Meetings of shareholders may be called by 10% of the Fund's outstanding shareholders.

          As of April 5, 2004 there were 1,728,029 shares of Class B common stock of AllianceBernstein Small Cap Growth
Portfolio. To the knowledge of the Fund, the following persons owned of record or beneficially, 5% or more of the Class B shares of the Small Cap Growth Portfolio as of April 5, 2004.


                                                  NUMBER OF   % OF
                                                  CLASS B     CLASS B
PORTFOLIO                 NAME AND ADDRESS        SHARES      SHARES
---------                 ----------------        ------      ------

AllianceBernstein Small   GE Life Assurance
Cap Growth Portfolio      Company
                          6610 W. Broad Street
                          Richmond, VA  23230      849,666      49.29%

                          Sun Life Financial
                          Futurity
                          Retirement Products &
                          Services
                          P.O. Box 9134
                          Wellesley Hill, MA
                          02481-9134               161,634       9.38%

                          Anchor National Life
                          Insurance Co.
                          P.O. Box 54299
                          Los Angeles, CA
                          90054-0299               673,336      39.06%

CUSTODIAN

          State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

PRINCIPAL UNDERWRITER

          ABIRM, 1345 Avenue of the Americas, New York, New York
10105, serves as the Fund's Principal Underwriter.

COUNSEL

          Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward &
Kissel LLP, New York, New York.

INDEPENDENT AUDITORS

          Ernst & Young LLP, 5 Times Square, New York, New York
10036, has been appointed as independent auditors for the Fund.

SHAREHOLDER APPROVAL

          The capitalized term "Shareholder Approval," as used in this SAI means (1) the vote of 67% or more of the shares of that Portfolio represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares of that Portfolio, whichever is less.

-----------------------------------------------------------------

     FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS

-----------------------------------------------------------------

          The financial statements and the report of Ernst & Young LLP for Small Cap Growth Portfolio of AllianceBernstein Variable Products Series Fund, Inc. are incorporated herein by reference to the Portfolio's annual report. The annual report is dated December 31, 2003 and was filed on Form N-CSR with the Commission on March 10, 2004. It is available without charge upon request by calling AGIS at (800) 227-4618.

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                           APPENDIX A:

             FUTURES CONTRACTS AND OPTIONS ON FUTURES
                 CONTRACTS AND FOREIGN CURRENCIES

-----------------------------------------------------------------

FUTURES CONTRACTS

          Portfolios of the Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial or stock indices including any index of U.S. Government Securities, Foreign Government Securities, corporate debt securities or common stock. U.S. futures contracts have been designed by exchanges which have been designated contracts markets by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          At the same time a futures contract is purchased or sold, a Portfolio must allocate cash or securities as a deposit payment (initial deposit). It is expected that the initial deposit would be approximately 1 1/2%-5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contracts value.

          At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

          Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

INTEREST RATE FUTURES

          The purpose of the acquisition or sale of a futures contract, in the case of a portfolio such as a Portfolio of the Fund, which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currency. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Portfolio to maintain a defensive position without having to sell its portfolio securities.

          Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities (from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

          In addition, futures contracts entail risks. Although a Portfolio may believe that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

STOCK INDEX FUTURES

          A Portfolio may purchase and sell stock index futures as a hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the stock, the Portfolio will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, a Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the index, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Portfolio may buy or sell fewer stock index futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the stock index, or it is otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. However, over time the value of a diversified portfolio should tend to move in the same direction as the market indices upon which the futures are based, although there may be deviations arising from differences between the composition of the Portfolio and the stocks comprising the index.

          Where futures are purchased to hedge against a possible increase in the price of stock before a Portfolio is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible that the market may decline instead. If a Portfolio then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

          In addition the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the investment adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          The Adviser intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

OPTIONS ON FUTURES CONTRACTS

          Portfolios of the Fund intend to purchase and write options on futures contracts for hedging purposes. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, a Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge the Portfolio's portfolio against the risk of rising interest rates.

          The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

OPTIONS ON FOREIGN CURRENCIES

          Portfolios of the Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolios will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

          Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolios may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

          Portfolios of the Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against an anticipated increase in the U.S. Dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          Portfolios of the Fund intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government Securities and other high grade liquid debt securities in a segregated account with the Fund's custodian.

          Portfolios of the Fund also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. Dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with the Fund's custodian, cash or U.S. Government Securities or other high quality liquid debt securities (or, in the case of the Americas Government Income Portfolio and the Utility Income Portfolio, high grade liquid debt securities) in an amount not less than the value of the underlying foreign currency in U.S. Dollars marked to market daily.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS,
FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

          Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Commission. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to regulation by the Commission. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

          In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

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                           APPENDIX B:

                             OPTIONS

-----------------------------------------------------------------

          Portfolios of the Fund will only write covered put and call options, unless such options are written for cross-hedging purposes. The manner in which such options will be deemed covered is described in the Prospectus under the heading "Other
Investment Policies and Techniques -- Options."

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of a listed option that wishes to terminate its obligation may effect a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writers position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of a listed option may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following:
(i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange (Exchange) on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call option against that security. The exercise price of the call the Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money) or above (out-of-the- money) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the- money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out- of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

          A Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

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                           APPENDIX C:

             STATEMENT OF POLICIES AND PROCEDURES FOR
                          VOTING PROXIES

-----------------------------------------------------------------

Introduction

          As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

          This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both U.S. and global securities.

Proxy Policies

          This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Committees

          Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

Conflicts of Interest

          Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

Proxies of Certain Non-U.S. Issuers

          Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

Proxy Voting Records

          Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Acting General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.



00250.0292 #462856

                              PART C
                        OTHER INFORMATION

ITEM 23.  EXHIBITS:

     (a) (1) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (2) Articles Supplementary to the Articles of Incorporation of the Registrant dated September 26, 1990 and filed September 28, 1990 - Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (3) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 25, 1991 and filed June 26, 1991 - Incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (4) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 16, 1994 and filed February 22, 1994 - Incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (5) Articles Supplementary to the Articles of Incorporation of the Registrant dated August 23, 1994 and filed August 24, 1994 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) with the Securities and Exchange Commission filed on May 1, 1995.

          (6) Articles of Amendment to the Articles of Incorporation of the Registrant dated October 21, 1994 and filed November 7, 1994 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1995.

          (7) Articles Supplementary to the Articles of Incorporation dated December 26, 1995 and filed December 28, 1995 - Incorporated by reference to
               Exhibit 1(f) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

          (8) Articles Supplementary to the Articles of Incorporation dated March 29, 1996 and filed April 12, 1996 - Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

          (9) Articles Supplementary to the Articles of Incorporation dated July 18, 1996 and filed July 19, 1996 - Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 17 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on July 22, 1996.

          (10) Articles Supplementary to the Articles of Incorporation dated December 26, 1996 and filed December 30, 1996 - Incorporated by reference to
               Exhibit 1(i) to Post-Effective Amendment No. 20 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 18, 1997.

          (11) Articles of Amendment to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on January 11, 1999.

          (12) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on January 11, 1999.

          (13) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 31, 2001 and filed April 12, 2001 - Incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

          (14) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 6, 2001 and filed April 20, 2001 - Incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

          (15) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 26, 2002 and filed April 29, 2002 - Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 2002.

          (16) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 5, 2003 and filed February 6, 2003 - Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 33 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 10, 2003.

          (17) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 16, 2003 and filed on April 16, 2003 - Incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 36 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 11, 2004.

     (b) By-Laws of the Registrant - Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. amended as of May 1, 2003 - Incorporated by reference to Exhibit
               (d)(2) to Post-Effective Amendment No. 34 of
               Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 24, 2003.

          (2) Sub-Advisory Agreement between Alliance Capital Management L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (e) (1) Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (2) Class B Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. - Incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

     (f)  Not applicable.

     (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

          (2) Amendment to Custodian Agreement dated June 4, 1996 - Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

     (h) Transfer Agency Agreement between the Registrant and Alliance Global Investor Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (i)  Opinion of Seward & Kissel LLP - Filed herewith.

     (j)  Consent of Independent Auditors - Filed herewith.

     (k)  Not applicable.

     (l)  Not applicable.

     (m) Rule 12b-1 Class B Distribution Plan - Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

     (n) Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 36 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 11, 2004.

     (p) (1) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

          (2) Code of Ethics for the Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

Other Exhibits:

               Powers of Attorney for: Ruth Block, David H.
               Dievler, John H. Dobkin, William H. Foulk, Jr., Clifford L. Michel and Donald J. Robinson - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 36 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 11, 2004.

ITEM 24.       Persons Controlled by or under Common Control with
               Registrant.

               None.

ITEM 25.       Indemnification.

               It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), Article VII of the Registrants By-Laws filed as Exhibit (b) and Section 9 of the Distribution Services Agreement filed as Exhibit
               (e)(1) and Class B Distribution Services Agreement filed as Exhibit (e)(2). The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d)(1) in response to Item 23.

          Section 2-418 of the Maryland General Corporation Law reads as follows:

               2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS,
               EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

                    (1) Directors means any person who is or was
               a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (2) Corporation includes any domestic or
               foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessors existence ceased upon consummation of the transaction.

                    (3) Expenses include attorneys fees.

                    (4) Official capacity means the following:

                         (i) When used with respect to a
               director, the office of director in the
               corporation; and

                         (ii) When used with respect to a person
               other than a director as contemplated in subsection (i), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                         (iii) Official capacity does not include
               service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (5) Party includes a person who was, is, or
               is threatened to be made a named defendant or respondent in a proceeding.

                    (6) Proceeding means any threatened, pending
               or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                         (b)(1) A corporation may indemnify any
               director made a party to any proceeding by reason of service in that capacity unless it is established that:

                              (i) The act or omission of the
               director was material to the matter giving rise to the proceeding; and

                                   1. Was committed in bad faith;
               or

                                   2. Was the result of active
               and deliberate dishonesty; or

                              (ii) The director actually received
               an improper personal benefit in money, property, or services; or

                              (iii) In the case of any criminal
               proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

                         (2) (i) Indemnification may be against
               judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                              (ii) However, if the proceeding was
               one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                         (3) (i) The termination of any proceeding
               by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                              (ii) The termination of any
               proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                         (4) A corporation may not indemnify a
               director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

                              (i) For a proceeding brought to
               enforce indemnification under this section; or

                              (ii) If the charter or bylaws of the
               corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

                         (c) A director may not be indemnified
               under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the directors official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                         (d) Unless limited by the charter:

                              (1) A director who has been
               successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                              (2) A court of appropriate
               jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                                   (i) If it determines a director
               is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                                   (ii) If it determines that the
               director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection
               (b) of this section or has been adjudged liable under the circumstances described in subsection
               (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                              (3) A court of appropriate
               jurisdiction may be the same court in which the proceeding involving the directors liability took place.

                    (e) (1) Indemnification under subsection (b)
               of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                         (2) Such determination shall be made:

                              (i) By the board of directors by a
               majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                              (ii) By special legal counsel
               selected by the board or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                              (iii) By the stockholders.

                         (3) Authorization of indemnification and
               determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                         (4) Shares held by directors who are
               parties to the proceeding may not be voted on the subject matter under this subsection.

                    (f) (1) Reasonable expenses incurred by a
               director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                              (i) A written affirmation by the
               director of the directors good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                              (ii) A written undertaking by or on
               behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                         (2) The undertaking required by
               subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                         (3) Payments under this subsection shall
               be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                    (g) The indemnification and advancement of
               expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                    (h) This section does not limit the
               corporations power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                         (i) For purposes of this section:

                              (1) The corporation shall be deemed
               to have requested a director to serve an employee benefit plan where the performance of the directors duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                              (2) Excise taxes assessed on a
               director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines;
               and

                              (3) Action taken or omitted by the
               director with respect to an employee benefit plan in the performance of the directors duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                    (j) Unless limited by the charter:

                         (1) An officer of the corporation shall
               be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                         (2) A corporation may indemnify and
               advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                         (3) A corporation, in addition, may
               indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

                    (k) (1) A corporation may purchase and
               maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such persons position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                         (2) A corporation may provide similar
               protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                         (3) The insurance or similar protection
               may be provided by a subsidiary or an affiliate of the corporation.

                    (l) Any indemnification of, or advance of
               expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

          Article EIGHTH of the Registrants Articles of
Incorporation reads as follows:

          EIGHTH: To the maximum permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another Corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities.

          The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

          The Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. provides that the Registrant will indemnify, defend and hold AllianceBernstein Investment Research and Management, Inc., and any person who controls it within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which AllianceBernstein Investment Research and Management, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect AllianceBernstein Investment Research and Management, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc.

          Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          In accordance with Release No. IC-11330 (September 2,
          1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party directors), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

          ARTICLE VII, Section 1 through Section 6 of the
Registrants By-laws reads as follows:

          Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct).

          Section 2. ADVANCES. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (disinterested non-party directors), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

          Section 3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

          Section 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

          Section 5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

          Section 6. AMENDMENTS. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall effect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

          The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26.  Business and Other Connections of Adviser.

          The descriptions of Alliance Capital Management L.P. under the caption Management of the Fund in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

ITEM 27.  Principal Underwriters.

     (a) AllianceBernstein Investment Research and Management, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investment Research and Management, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

          AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
          AllianceBernstein Blended Style Series, Inc.
          AllianceBernstein Bond Fund, Inc.
          AllianceBernstein Capital Reserves
          AllianceBernstein Disciplined Growth Fund, Inc. AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Dynamic Growth Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
          AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Government Reserves
          AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc. AllianceBernstein High Yield Fund, Inc.
          AllianceBernstein Institutional Funds, Inc.
          AllianceBernstein Institutional Reserves, Inc. AllianceBernstein Intermediate California Municipal
             Portfolio*
          AllianceBernstein Intermediate Diversified Municipal
             Portfolio*
          AllianceBernstein Intermediate New York Municipal
             Portfolio*
          AllianceBernstein International Portfolio*
          AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc. AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc. AllianceBernstein Municipal Income Fund II AllianceBernstein Municipal Trust
          AllianceBernstein New Europe Fund, Inc.
          AllianceBernstein Premier Growth Fund, Inc.
          AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc. AllianceBernstein Short Duration Portfolio* AllianceBernstein Small Cap Growth Fund, Inc. AllianceBernstein Tax-Managed International Portfolio* AllianceBernstein Technology Fund, Inc.
          AllianceBernstein Trust
          AllianceBernstein Utility Income Fund, Inc.
          AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Worldwide Privatization Fund, Inc. Sanford C. Bernstein Fund II, Inc.
          The AllianceBernstein Portfolios

--------
*This is a retail Portfolio of Sanford C. Bernstein Fund, Inc.
which consists of Classes A, B and C Shares.

          (b) The following are the Directors and Officers of AllianceBernstein Investment Research and Management, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                              POSITIONS AND        POSITIONS AND
                              OFFICES WITH         OFFICES WITH
NAME                          UNDERWRITER          REGISTRANT
----                          -----------          ----------

Marc O. Mayer                 Chairman

David Conine                  Executive Vice
                              President

Richard A. Davies             Executive Vice
                              President &
                              Managing Director

Frederic L. Bloch             Executive Vice
                              President

Kurt H. Schoknecht            Executive Vice
                              President

Audie G. Apple                Senior Vice
                              President

Colin C. Aymond               Senior Vice
                              President

Benji A. Baer                 Senior Vice
                              President

Amy I. Belew                  Senior Vice
                              President

Matthew F. Beaudry            Senior Vice
                              President

John R. Bonczek               Senior Vice
                              President

William W. Collins, Jr.       Senior Vice
                              President

Russell R. Corby              Senior Vice
                              President

Mark J. Dunbar                Senior Vice
                              President

John C. Endahl                Senior Vice
                              President

Andrew L. Gangolf             Senior Vice          Assistant
                              President            Secretary
                              and Assistant
                              General Counsel

Bradley F. Hanson             Senior Vice
                              President

Geoffrey L. Hyde              Senior Vice
                              President

Robert H. Joseph, Jr.         Senior Vice
                              President

George H. Keith               Senior Vice
                              President

Victor Kopelakis              Senior Vice
                              President

Henry Michael Lesmeister      Senior Vice
                              President

Susan L. Matteson-King        Senior Vice
                              President

Daniel D. McGinley            Senior Vice
                              President

Thomas F. Monnerat            Senior Vice
                              President

Patrick J. Mullen             Senior Vice
                              President

Joanna D. Murray              Senior Vice
                              President

Daniel A. Notto               Senior Vice
                              President

Jeffrey A. Nye                Senior Vice
                              President

Peter J. O'Brien              Senior Vice
                              President

John J. O'Connor              Senior Vice
                              President

Catherine N. Peterson         Senior Vice
                              President

Stephen C. Scanlon            Senior Vice
                              President

John P. Schmidt               Senior Vice
                              President

Raymond S. Sclafani           Senior Vice
                              President

Gregory K. Shannahan          Senior Vice
                              President

Richard J. Sidell             Senior Vice
                              President

Scott C. Sipple               Senior Vice
                              President

Peter J. Szabo                Senior Vice
                              President

Joseph T. Tocyloski           Senior Vice
                              President

David R. Turnbough            Senior Vice
                              President

Craig E. Welch                Senior Vice
                              President

Richard A. Winge              Senior Vice
                              President

Emilie D. Wrapp               Senior Vice
                              President and
                              Assistant General
                              Counsel

Keith A. Yoho                 Senior Vice
                              President

Patrick E. Ryan               Vice President and
                              Chief Financial
                              Officer

Ricardo Arreola               Vice President

Margaret M. Bagley            Vice President

Peter J. Barber               Vice President

Kenneth F. Barkoff            Vice President

Charles M. Barrett            Vice President

Troy E. Barton                Vice President

Laura J. Beedy                Vice President

Gregory P. Best               Vice President

John C. Bianchi               Vice President

Robert F. Brendli             Vice President

Alan T. Brum                  Vice President

Kevin T. Cannon               Vice President

John M. Capeci                Vice President

John P. Chase                 Vice President

Leo H. Cook                   Vice President

Jean A. Coomber               Vice President

Dwight P. Cornell             Vice President

Michael R. Crimmins           Vice President

John W. Cronin                Vice President

Robert J. Cruz                Vice President

Daniel J. Deckman             Vice President

Sherry V. Delaney             Vice President

Jennifer M. DeLong            Vice President

Faith C. Deutsch              Vice President

Janet B. DiBrita              Vice President

Joseph T. Dominguez           Vice President

William J. Dorough            Vice President

Richard P. Dyson              Vice President

Adam E. Engelhardt            Vice President

Sohaila S. Farsheed           Vice President

John J. Fennessy              Vice President

Mark D. Gersten               Vice President       Treasurer
                                                   and Chief
                                                   Financial
                                                   Officer

Mark A. Gessner               Vice President

Thomas R. Graffeo             Vice President

Marci Green                   Vice President

Alan Halfenger                Vice President

Michael S. Hart               Vice President

Jean-Francois Y. Hautemulle   Vice President

George R. Hrabovsky           Vice President

David A. Hunt                 Vice President

Dinah J. Huntoon              Vice President

Scott Hutton                  Vice President

Anthony D. Ialeggio           Vice President

Theresa Iosca                 Vice President

Oscar J. Isoba                Vice President

Kumar Jagdeo II               Vice President

Michele C. Eschert Johnson    Vice President

Danielle M. Klaskow           Vice President

Daniel W. Krause              Vice President

Robert I. Kurzweil            Vice President

Donna M. Lamback              Vice President

Joseph R. Laspina             Vice President

Laurel E. Lindner             Vice President

James M. Liptrot              Vice President

Armando C. Llanes             Vice President

James P. Luisi                Vice President

Kathryn Austin Masters        Vice President

Michael V. Miller             Vice President

Doris T. Ciliberti Muller     Vice President

John F. Multhauf              Vice President

Michael F. Nash, Jr.          Vice President

Jamie A. Nieradka             Vice President

David L. Nitz                 Vice President

Nicole Nolan-Koester          Vice President

Timothy J. O'Connell          Vice President

Richard J. Olszewski          Vice President

Albert Orokos                 Vice President

David D. Paich                Vice President

Todd P. Patton                Vice President

Mark A. Pletts                Vice President

James J. Posch                Vice President

Carol H. Rappa                Vice President

Arlene L. Reddington          Vice President

Bruce W. Reitz                Vice President

James A. Rie                  Vice President

Miguel A. Rozensztroch        Vice President

Matthew J. Scarlata           Vice President

Eileen B. Sebold              Vice President

Stephanie Seminara            Vice President

Teris A. Sinclair             Vice President

Karen Sirett                  Vice President

Rayandra E. Slonina           Vice President

Bryant B. Smith               Vice President

Jeffrey C. Smith              Vice President

Eileen Stauber                Vice President

Elizabeth K. Tramo            Vice President

Benjamin H. Travers           Vice President

Keith T. Truex                Vice President

Marie R. Vogel                Vice President

Wayne W. Wagner               Vice President

William K. Weese              Vice President

Mark E. Westmoreland          Vice President

Paul C. Wharf                 Vice President

Scott Whitehouse              Vice President

Peter H. Whitlock             Vice President

Matthew Witschel              Vice President

Richard J. Appaluccio         Assistant Vice
                              President

Omar J. Aridi                 Assistant Vice
                              President

Joseph D. Asselta             Assistant Vice
                              President

Andrew Berger                 Assistant Vice
                              President

Gian D. Bernardi              Assistant Vice
                              President

Susan Bieber                  Assistant Vice
                              President

Heath A. Black                Assistant Vice
                              President

Michael J. Bodnar             Assistant Vice
                              President

Mark S. Burns                 Assistant Vice
                              President

Maria L. Carreras             Assistant Vice
                              President

Judith A. Chin                Assistant Vice
                              President

Jorge Ciprian                 Assistant Vice
                              President

Lynne K. Civita               Assistant Vice
                              President

Jeffrey T. Coghan             Assistant Vice
                              President

Kenneth J. Connors            Assistant Vice
                              President

Michael C. Conrath            Assistant Vice
                              President

Shawn Conroy                  Assistant Vice
                              President

Reid W. Conway                Assistant Vice
                              President

Marc DiFilippo                Assistant Vice
                              President

Ralph A. DiMeglio             Assistant Vice
                              President

Bernard J. Eng                Assistant Vice
                              President

Michael J. Eustic             Assistant Vice
                              President

Efrain Fernandez              Assistant Vice
                              President

Anthony P. Fiore              Assistant Vice
                              President

Brian S. Gold                 Assistant Vice
                              President

Michael F. Greco              Assistant Vice
                              President

Kelly P. Guter                Assistant Vice
                              President

Arthur F. Hoyt, Jr.           Assistant Vice
                              President

Elizabeth E. Keefe            Assistant Vice
                              President

Edward W. Kelly               Assistant Vice
                              President

Thomas Khoury                 Assistant Vice
                              President

Charles Kim                   Assistant Vice
                              President

Jung M. Kim                   Assistant Vice
                              President

Ted R. Kosinski               Assistant Vice
                              President

Jeffrey M. Kusterer           Assistant Vice
                              President

Stephen J. Laffey             Assistant Vice
                              President

Gary M. Lang                  Assistant Vice
                              President

Christopher J. Larkin         Assistant Vice
                              President

Evamarie C. Lombardo          Assistant Vice
                              President

Andrew J. Magnus              Assistant Vice
                              President

Daniel K. McGouran            Assistant Vice
                              President

Christine M. McQuinlan        Assistant Vice
                              President

Steven M. Miller              Assistant Vice
                              President

Christina A. Morse            Assistant Vice
                              President
                              and Counsel

Jeffrey D. Mosco              Assistant Vice
                              President

Troy E. Mosconi               Assistant Vice
                              President

Alex E. Pady                  Assistant Vice
                              President

Wandra M. Perry-Hartsfield    Assistant Vice
                              President

Irfan A. Raja                 Assistant Vice
                              President

Rizwan A. Raja                Assistant Vice
                              President

David J. Riley                Assistant Vice
                              President

Christopher P. Rodney         Assistant Vice
                              President

Peter V. Romeo                Assistant Vice
                              President

Jessica M. Rozman             Assistant Vice
                              President

John Scialabba                Assistant Vice
                              President

Orlando Soler                 Assistant Vice
                              President

Arthur C. Terry               Assistant Vice
                              President

Nancy D. Testa                Assistant Vice
                              President

Richard L. Tocyloski          Assistant Vice
                              President

Elsia M. Vasquez              Assistant Vice
                              President

Nina C. Wilkinson             Assistant Vice
                              President

Eric J. Wright                Assistant Vice
                              President

Maureen E. Yurcisin           Assistant Vice
                              President

Thomas M. Zottner             Assistant Vice
                              President

Mark R. Manley                Assistant
                              Secretary

          (c) Not Applicable.

ITEM 28.  Location of Accounts and Records.

          The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003, and at the offices of State Street Bank and Trust Company, the Registrants Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29.  Management Services.

          Not Applicable.

ITEM 30.  Undertakings.

          Not Applicable.

                            SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of April, 2004.

                                       ALLIANCEBERNSTEIN VARIABLE
                                       PRODUCTS SERIES FUND, INC.


                                       By: /s/ Marc O. Mayer
                                           ----------------------
                                           Marc O. Mayer
                                           President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURE                     TITLE         DATE
     ---------                     -----         ----

1.   Principal Executive Officer

     /s/ Marc O. Mayer             President     April 21, 2004
     -----------------
         Marc O. Mayer

2.   Principal Financial and
     Accounting Officer

     /s/ Mark D. Gersten           Treasurer     April 21, 2004
     -------------------           and Chief
         Mark D. Gersten            Financial
                                   Officer

3.   All of the Directors

     Ruth Block
     David H. Dievler
     John H. Dobkin
     William H. Foulk, Jr.
     Clifford L. Michel
     Donald J. Robinson

     By: /s/ Andrew L. Gangolf                   April 21, 2004
         ---------------------
             Andrew L. Gangolf
             (Attorney-in-fact)

                        INDEX TO EXHIBITS
                        -----------------

Exhibit No.         Description of Exhibits
-----------         -----------------------

(i)                 Opinion of Seward & Kissel LLP

(j)                 Consent of Independent Auditors

00250.0292 #480217